Securities Act File No. 333-228684

Investment Company Act File No. 811-23395

As filed with the Securities and Exchange Commission on March 19, 2019

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. 1	☐
Post-Effective Amendment No.

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 1

GABELLI INNOVATIONS TRUST

(Exact Name of Registrant as Specified in Charter)

One Corporate Center, Rye, New York 10580-1422

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 1-800-422-3554

Agnes Mullady

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and Address of Agent for Service)

Copies to:

Andrea R. Mango, Esq.	Michael R. Rosella, Esq.
Gabelli Innovations Trust	Paul Hastings LLP
One Corporate Center	200 Park Avenue
Rye, New York 10580-1422	New York, New York 10166

It is proposed that this filing will become effective

As soon as practicable after the effective date of this Registration Statement.

(Approximate Date of Proposed Offering)

Registrant hereby amends the Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), shall determine.

The Information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is permitted.

Preliminary Prospectus Dated March 19, 2019

Subject to Completion

Gabelli Innovations Trust

Gabelli Media Mogul Fund

Gabelli Pet Parents’TM Fund

Gabelli Food of All Nations Fund

Gabelli RBI Fund

(each a “Fund” and collectively, the “Funds”)
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
(800-422-3554)
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com

Questions?
Call 800-GABELLI
or your investment representative.

Table of Contents

Summary of the Funds

GABELLI INNOVATIONS TRUST (the “Company”)

Fund	Ticker Symbol
Gabelli Media Mogul Fund	MOGLX
Gabelli Pet Parents’TM Fund	PETZX
Gabelli Food of All Nations Fund	FOANX
Gabelli RBI Fund	GRBIX

PROSPECTUS DATED
March [   ], 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (https://gabelli.com/), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports in paper free of charge, please contact your financial intermediary, or, if you invest directly with the Funds, you may call 800-422-3554 or send an email request to info@gabelli.com. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held within the fund complex if you invest directly with the Funds.

The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Gabelli Media Mogul Fund

(the “Media Mogul Fund” or the “Fund”)

Investment Objective

The Fund seeks to provide capital appreciation.

Fees and Expenses of the Fund:

The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment):	None
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	2.00%
Exchange Fee	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	1.00%
Other Expenses(1)	2.43%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses(1)	3.44%
Less Fee Waiver and/or Expense Reimbursement(1)	2.53%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.91%

(1)       “Other Expenses” are based on estimated amounts for the current fiscal year. Gabelli Funds, LLC, the Adviser, has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 0.90%. Under this same arrangement, the Fund has also agreed, during the three year period following the date of any such waiver or reimbursement by the Adviser, to repay such amount, but only to the extent the Fund’s adjusted Total Annual Fund Operating Expenses would not exceed an annual rate of 0.90% after giving effect to the repayments. This arrangement is in effect through March 31, 2020 and may be terminated only by the Board of Trustees of the Fund before such time. The Fund will carry forward any fees and expenses in excess of the expense limitation and repay the Adviser such amount provided the Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment after giving effect to the repayment.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods shown and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example reflects the Expense Cap through the first year after the commencement of investment operations). Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$93	$820
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Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate of the Predecessor Fund, as defined below, was 19% of the average value of its portfolio. No portfolio turnover is included for the Fund because the Fund has not yet commenced operations.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in the media industry. Media industry companies are companies that are primarily engaged in the production, sale and distribution of goods or services used in the media industry. Media industry companies are companies that derive at least 50% of their revenue from the production or distribution of information and entertainment content, and may include television and radio stations, motion picture companies, print publishing and providers of internet content, as well as satellite service providers, cable service providers and advertising service providers. The Fund will specifically invest in companies that were spun-off from Liberty Media Corporation (“Liberty Media”) as constituted in 2001, as well as in companies that resulted from subsequent mergers of any such spin-offs or stocks that track performance of such spin-offs or companies that resulted from subsequent mergers of any such spin-offs, and in public companies in which Liberty Media and its successor companies invest. Liberty Media was spun off from AT&T Corporation in August 2001, as an amalgamation of, among others, media and telecommunications related assets. The company’s chairman and largest shareholder since inception has been Dr. John C. Malone. Since 2001, Liberty Media has engaged in a series of spin-offs, split-offs, mergers, and tracking stock issuances. Tracking stocks are generally common stocks issued by a parent company that track performance of a particular division of a company without having claim on the assets of the division or the parent company.

The current investable universe includes U.S. and non-U.S. listed companies in all capitalization ranges in the media industry. The Adviser will weight these securities utilizing factors including, but not limited to the attractiveness of a security’s valuation and the potential for a catalyst or event that might surface underlying value in a particular security.

Principal Risks

You may want to invest in the Fund if:

•	you are a long term investor
•	you seek growth of capital
•	you want exposure to equity investments in securities that were spun-off or are tracking stocks of Liberty Media
•	you believe that the market will favor value over growth stocks over the long term
•	you wish to include a value strategy as a portion of your overall investments

The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. Your investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; you may lose money by investing in the Fund. When you sell Fund shares, they may be worth more or less than what you paid for them.

Investing in the Fund involves the following risks:

•	Equity Risk. Equity risk is the risk that the prices of the securities held by the Fund will fluctuate, sometimes rapidly and unpredictably, due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer companies’ particular circumstances. Holders of equity securities only have rights to value in the company only after all issuer debts have been paid and they could lose their entire investment in a company that encounters financial difficulty.
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•	Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs.
•	Industry Concentration Risk. The Fund invests at least 25% of its assets in companies in the media industry, which includes telecommunications, publishing, and entertainment companies and, as a result, the value of the Fund’s shares will be more susceptible to the factors affecting those particular types of companies, including government regulation, greater price volatility for the overall market, rapid obsolescence of products and services, intense competition, and strong market reactions to technological developments.
•	Large-Capitalization Company Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
•	Management Risk. If the portfolio manager is incorrect in his assessment of the investment prospects of the securities the Fund holds, then the value of the Fund’s shares may decline.
•	Mid-Capitalization Company Risk. Mid-cap company risk is the risk that investing in securities of mid-cap companies could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have narrower product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline more significantly or more rapidly than stocks of larger companies as market conditions change.
•

New Fund Risk. The Fund is new with a limited operating history and may have higher expenses. There can be no assurance that the Fund will grow to or maintain an economically viable size. The Fund could cease operations, and investors may be required to liquidate or transfer their assets at a loss.

•	Non-Diversification Risk. As a non-diversified fund, more of the Fund’s assets may be focused in the securities of a small number of issuers, which may make the value of the Fund’s shares more sensitive to changes in the market value of a single issuer or industry than shares of a diversified fund.
•	Small-Capitalization Company Risk. Investing in securities of small-capitalization companies may involve greater risks than investing in larger, more established issuers. Smaller capitalization companies typically have relatively lower revenues, limited product lines and lack of management depth, and may have a smaller share of the market for their products or services, than larger capitalization companies. The stocks of smaller capitalization companies tend to have less trading volume than stocks of larger capitalization companies. Less trading volume may make it more difficult for the Adviser to sell securities of smaller capitalization companies at quoted market prices. Finally, there are periods when investing in smaller capitalization stocks falls out of favor with investors and the stocks of smaller capitalization companies underperform.
•	Tracking Stock Risk. The Fund invests in tracking stocks, which are typically a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to “track” the performance of such business unit or division. The parent company, rather than the business unit or division, generally is the issuer of the tracking stock. However, holders of the tracking stock may not have the same rights as holders of the parent company’s common stock. In the event of the parent company’s liquidation, tracking stock shareholders typically do not have a legal claim on the parent company’s assets.
•	Value Investing Risk. The Fund invests in “value” stocks. Value investing refers to buying securities that the portfolio manager believes are out of favor and/or undervalued in comparison to their peers or their prospects for growth. From time to time, “value” investing falls out of favor with investors. During those periods, the Fund’s relative performance may suffer.

Performance

An exchange traded managed fund (“Predecessor Fund”) managed by the Adviser is expected to be reorganized into the Fund as of the date the Fund commences operations (i.e., on or about April 1, 2019). The Predecessor Fund had an investment

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objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund.

The Fund’s performance for periods prior to the commencement of operations on or about April 1, 2019 is that of the Predecessor Fund.

The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Predecessors Fund’s performance from year to year and by showing how the Predecessor Fund’s average annual returns for one year, five years, and ten years, if applicable, compared with those of a broad based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.

Predecessor Fund

(Total returns for the Year Ended December 31)

During the calendar years shown in the bar chart, the highest return for a quarter was 8.99% (quarter ended March 31, 2017) and the lowest return for a quarter was (14.37)% (quarter ended December 31, 2018).

Average Annual Total Returns (for the period ended December 31, 2018, with maximum sales charges, if applicable)	Past One Year	Since Inception (December 1, 2016)
Predecessor Fund
Return Before Taxes	(8.90)%	(0.82)%
Return After Taxes on Distributions	(8.90)%	(0.82)%
Return After Taxes on Distributions and Sale of Fund Shares	(5.27)%	(0.62)%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	(4.38)%	8.81%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, including “Roth” IRAs and

Management

The Adviser. Gabelli Funds, LLC

The Portfolio Manager. Christopher C. Marangi, Managing Director and Co-Chief Investment Officer of the Value Team of GAMCO Investors, Inc., has served as portfolio manager of the Fund since 2019.

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Purchase and Sale of Fund Shares

The minimum initial investment is $5,000 ($5,000 for “IRAs” or Coverdell Education Savings Plans). G.distributors, LLC, the Fund’s distributor (“G.distributors” or “Distributor”), reserves the right to waive or change the minimum investment amounts. There is no minimum for subsequent investments.

You can purchase or redeem shares of the Fund on any day the New York Stock Exchange (“NYSE”) is open for trading (a “Business Day”). You may purchase or redeem shares of the Fund by written request via mail (Gabelli Funds, P.O. Box 219204, Kansas City, MO 64121-9204), personal or overnight delivery (Gabelli Funds, c/o DST Asset Manager Solutions, Inc., 430 W 7th Street STE 219204, Kansas City, MO 64105-1407), Internet, bank wire, or Automated Clearing House (“ACH”) system. You may also purchase shares of the Fund by telephone, if you have an existing account with banking instructions on file, or redeem at 800-GABELLI (800-422-3554).

Shares of the Fund can also be purchased or sold through registered broker-dealers or other financial intermediaries that have entered into appropriate selling agreements with the Distributor. The broker-dealer or other financial intermediary will transmit these transaction orders to the Fund on your behalf and send you confirmation of your transactions and periodic account statements showing your investment in the Fund.

Tax Information

The Fund expects that distributions will generally be taxable as ordinary income or long term capital gains, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Gabelli Pet Parents’TM Fund

(the “Pet Parents’ Fund” or the “Fund”)

Investment Objective

The Fund seeks to provide capital appreciation.

Fees and Expenses of the Fund:

The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment):	None
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	2.00%
Exchange Fee	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	1.00%
Other Expenses(1)	8.57%
Acquired Fund Fees and Expenses	0.06%
Total Annual Fund Operating Expenses(1)	9.63%
Less Fee Waiver and/or Expense Reimbursement(1)	8.67%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.96%

(1)       “Other Expenses” are based on estimated amounts for the current fiscal year. Gabelli Funds, LLC., the Adviser, has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 0.90%. Under this same arrangement, the Fund has also agreed, during the three year period following the date of any such waiver or reimbursement by the Adviser, to repay such amount, but only to the extent the Fund’s adjusted Total Annual Fund Operating Expenses would not exceed an annual rate of 0.90% after giving effect to the repayments. This arrangement is in effect through March 31, 2020 and may be terminated only by the Board of Trustees of the Fund before such time. The Fund will carry forward any fees and expenses in excess of the expense limitation and repay the Adviser such amount provided the Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment after giving effect to the repayment.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods shown and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example reflects the Expense Cap through the first year after the commencement of investment operations). Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$98	$2,010
8

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, from inception on June 19, 2018 to September 30, 2018, the portfolio turnover rate of the Predecessor Fund , as defined below, was 59% of the average value of its portfolio. No portfolio turnover is included for the Fund because the Fund has not yet commenced operations.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in common and preferred shares of publicly traded domestic and foreign companies of all capitalization ranges in the pet industry. The pet industry includes companies that offer services and products for pets and pet owners (“Pet Parents”). Such companies will generally derive at least 50% of their revenues or profits from, or will devote at least 50% of their assets to the following sectors: manufacturers and distributors of pet food, pet supplies, veterinary pharmaceuticals, veterinary wellness, veterinary and other pet services, pet equipment, pet toys, and products and services that support Pet Parents regarding their pet activities (hereinafter the “Pet Industry”).

The Adviser’s investment philosophy with respect to securities is to identify assets that are selling in the public market at a discount to their private market value (“PMV”). The Adviser defines PMV as the value informed purchasers are willing to pay to acquire assets with similar characteristics. The Adviser also generally evaluates an issuer’s free cash flow and long term earnings trends. Finally, the Adviser looks for a catalyst, something indigenous to the company, its industry or geographic positioning that may surface additional value, including, but not limited to, industry developments, regulatory changes, changes in management, sale or spin-off of a division, or the development of a profitable new business.

The Fund is intended for investors seeking capital appreciation. It is not intended for those who wish to play short term swings in the stock market.

Principal Risks

You may want to invest in the Fund if:

•	you are a long term investor
•	you seek capital appreciation
•	you wish to include a value strategy as a portion of your overall investments

The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. Your investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; you may lose money by investing in the Fund. When you sell Fund shares, they may be worth more or less than what you paid for them.

Investing in the Fund involves the following risks:

•	Equity Risk. Equity risk is the risk that the prices of the securities held by the Fund will fluctuate, sometimes rapidly and unpredictably, due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer companies’ particular circumstances. Holders of equity securities only have rights to value in the company only after all issuer debts have been paid and they could lose their entire investment in a company that encounters financial difficulty.

•	Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs.
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•	Industry Concentration Risk. The Fund invests at least 25% of its assets in companies in the Pet Industry, which includes manufacturers and distributors of pet food, pet supplies, veterinary pharmaceuticals, veterinary wellness, veterinary and other pet services, pet equipment, pet toys, pet product and services that support Pet Parents regarding their pet activities. As a result, the value of the Fund’s shares will be more susceptible to the factors affecting those particular types of companies, including government regulation, greater price volatility for the overall market, rapid obsolescence of products and services, intense competition, and strong market reactions to pet- or industry-related developments.
•	Large-Capitalization Company Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
•	Management Risk. If the portfolio manager is incorrect in his assessment of the investment prospects of the securities the Fund holds, then the value of the Fund’s shares may decline.
•	New Fund Risk. The Fund is new with a limited operating history and may have higher expenses. There can be no assurance that the Fund will grow to or maintain an economically viable size. The Fund could cease operations, and investors may be required to liquidate or transfer their assets at a loss.
•	Non-Diversification Risk. As a non-diversified fund, more of the Fund’s assets may be focused in the securities of a small number of issuers, which may make the value of the Fund’s shares more sensitive to changes in the market value of a single issuer or industry than shares of a diversified fund.
•	Mid-Capitalization Company Risk. Mid-cap company risk is the risk that investing in securities of mid-cap companies could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have narrower product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline more significantly or more rapidly than stocks of larger companies as market conditions change.
•	Small-Capitalization Company Risk. Investing in securities of small-capitalization companies may involve greater risks than investing in larger, more established issuers. Smaller capitalization companies typically have relatively lower revenues, limited product lines and lack of management depth, and may have a smaller share of the market for their products or services, than larger capitalization companies. The stocks of smaller capitalization companies tend to have less trading volume than stocks of larger capitalization companies. Less trading volume may make it more difficult for the Adviser to sell securities of smaller capitalization companies at quoted market prices. Finally, there are periods when investing in smaller capitalization stocks falls out of favor with investors and the stocks of smaller capitalization companies underperform.
•	Value Investing Risk. The Fund invests in “value” stocks. Value investing refers to buying securities that the portfolio manager believes are out of favor and/or undervalued in comparison to their peers or their prospects for growth. From time to time, “value” investing falls out of favor with investors. During those periods, the Fund’s relative performance may suffer.

Performance

An exchange traded managed fund (the “Predecessor Fund”) managed by the Adviser is expected to be reorganized into the Fund as of the date the Fund commences operations (i.e., on or about April 1, 2019). The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund.

Because the Predecessor Fund has not been in operation for a full calendar year, it does not have performance information to include in a bar chart or performance table. Once the Fund has a full calendar year of performance, the prospectus will include a performance bar chart that shows how performance has varied from year to year for the Fund’s shares and a performance table that shows the average annual total returns for the Fund and also compares the Fund’s returns with that of a broad-based securities market index. As with all funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.

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Management

The Adviser. Gabelli Funds, LLC

The Portfolio Manager. Daniel M. Miller, a Managing Director of GBL and Executive Vice President of Marketing for the mutual funds business, has served as portfolio manager of the Fund since 2019.

Purchase and Sale of Fund Shares

The minimum initial investment is $5,000 ($5,000 for “IRAs” or Coverdell Education Savings Plans). G.distributors, LLC, the Fund’s distributor (“G.distributors” or “Distributor”), reserves the right to waive or change the minimum investment amounts. There is no minimum for subsequent investments.

You can purchase or redeem shares of the Fund on any day the New York Stock Exchange (“NYSE”) is open for trading (a “Business Day”). You may purchase or redeem shares of the Fund by written request via mail (Gabelli Funds, P.O. Box 219204, Kansas City, MO 64121-9204), personal or overnight delivery (Gabelli Funds, c/o DST Asset Manager Solutions, Inc., 430 W 7th Street, STE 219204, Kansas City, MO 64105-1407), Internet, bank wire, or Automated Clearing House (“ACH”) system. You may also purchase shares of the Fund by telephone, if you have an existing account with banking instructions on file, or redeem at 800-GABELLI (800-422-3554).

Shares of the Fund can also be purchased or sold through registered broker-dealers or other financial intermediaries that have entered into appropriate selling agreements with the Distributor. The broker-dealer or other financial intermediary will transmit these transaction orders to the Fund on your behalf and send you confirmation of your transactions and periodic account statements showing your investment in the Fund.

Tax Information

The Fund expects that distributions will generally be taxable as ordinary income or long term capital gains, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Gabelli Food of All Nations Fund

(the “Food of All Nations” or the “Fund”)

Investment Objective

The Fund seeks to provide capital appreciation.

Fees and Expenses of the Fund:

The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment):	None
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	2.00%
Exchange Fee	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	1.00%
Other Expenses(1)	4.32%

Total Annual Fund Operating Expenses(1)	5.32%
Less Fee Waiver and/or Expense Reimbursement(1)	4.42%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.90%

(1)       “Other Expenses” are based on estimated amounts for the current fiscal year. Gabelli Funds, LLC., the Adviser, has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 0.90%. Under this same arrangement, the Fund has also agreed, during the three year period following the date of any such waiver or reimbursement by the Adviser, to repay such amount, but only to the extent the Fund’s adjusted Total Annual Fund Operating Expenses would not exceed an annual rate of 0.90% after giving effect to the repayments. This arrangement is in effect through March 31, 2020 and may be terminated only by the Board of Trustees of the Fund before such time. The Fund will carry forward any fees and expenses in excess of the expense limitation and repay the Adviser such amount provided the Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment after giving effect to the repayment.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods shown and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example reflects the Expense Cap through the first year after the commencement of investment operations). Investors may pay brokerage commissions on their purchases and sales of Fund

12

shares, which are not reflected in the example. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$92	$1,196

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. As the Fund is new, it does not have any portfolio turnover as of the date of this prospectus.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in common stocks and preferred stocks of domestic and foreign companies of all capitalization ranges in the food and beverage industries. As part of the 80% Policy, under normal market conditions, the Fund will invest in securities of issuers, or related investments thereof, located in at least three countries, and at least 40% of the Fund’s net assets will be invested in securities of non-U.S. issuers or related investments thereof.  Companies in the food and beverage industries are companies that derive at least 50% of their revenues or profits from or devote at least 50% of their assets to the food and beverage industries, these companies include companies that manufacture, sell or distribute crops or raise livestock, operate fisheries or own nontobacco plantations; brewers, distillers and vintners; food distributors and retailers; hypermarkets and super centers; packaged foods and meats; and soft drinks. The portfolio manager’s investment philosophy with respect to equity securities is to identify assets that are selling in the public market at a discount to their private market value (“PMV”). The portfolio manager defines PMV as the value informed purchasers are willing to pay to acquire assets with similar characteristics. The portfolio manager considers factors such as price, earnings expectations, earnings and price histories, balance sheet characteristics, and perceived management skills. The portfolio manager also considers changes in economic and political outlooks as well as individual corporate developments. The portfolio manager will sell any Fund investments that lose their perceived value relative to other investments.

Principal Risks

You may want to invest in the Fund if:

•	you are a long term investor
•	you seek growth of capital
•	you want exposure to equity investments in securities of food and beverage companies
•	you believe that the market will favor value over growth stocks over the long term
•	you wish to include a value strategy as a portion of your overall investments

The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. Your investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; you may lose money by investing in the Fund. When you sell Fund shares, they may be worth more or less than what you paid for them.

Investing in the Fund involves the following risks:

•	Equity Risk. Equity risk is the risk that the prices of the securities held by the Fund will fluctuate, sometimes rapidly and unpredictably, due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer companies’ particular circumstances. Holders of equity securities only have rights to value in the company only after all issuer debts have been paid and they could lose their entire investment in a company that encounters financial difficulty.
13

•	Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs.
•	Industry Concentration Risk. The Fund invests at least 25% of its assets in companies in the food and beverage industries, which includes companies involved in the manufacture, sale or distribution of crops or raise livestock, operate fisheries or own nontobacco plantations; brewers, distillers and vintners; food distributors and retailers; hypermarkets and super centers; packaged foods and meats; and soft drinks. As a result, the value of the Fund’s shares will be more susceptible to factors affecting those particular types of companies, which may include, among others, governmental regulation, greater price volatility for the overall market, rapid obsolescence of products and services, intense competition, and strong market reactions to consumer tastes and demands.
•	Large-Capitalization Company Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
•	Management Risk. If the portfolio manager is incorrect in his assessment of the investment prospects of the securities the Fund holds, then the value of the Fund’s shares may decline.
•	Mid-Capitalization Company Risk. Mid-cap company risk is the risk that investing in securities of mid-cap companies could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have narrower product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline more significantly or more rapidly than stocks of larger companies as market conditions change.
•	New Fund Risk. The Fund is new with a limited operating history and may have higher expenses. There can be no assurance that the Fund will grow to or maintain an economically viable size. The Fund could cease operations, and investors may be required to liquidate or transfer their assets at a loss.
•	Non-Diversification Risk. As a non-diversified fund, more of the Fund’s assets may be focused in the securities of a small number of issuers, which may make the value of the Fund’s shares more sensitive to changes in the market value of a single issuer or industry than shares of a diversified fund.
•	Preferred Stock Risk. Preferred stocks are susceptible to general market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The dividend on a preferred stock may be changed or omitted by the issuer, and participation in the growth of an issuer may be limited.
•	Small-Capitalization Company Risk. Investing in securities of small-capitalization companies may involve greater risks than investing in larger, more established issuers. Smaller capitalization companies typically have relatively lower revenues, limited product lines and lack of management depth, and may have a smaller share of the market for their products or services, than larger capitalization companies. The stocks of smaller capitalization companies tend to have less trading volume than stocks of larger capitalization companies. Less trading volume may make it more difficult for the Adviser to sell securities of smaller capitalization companies at quoted market prices. Finally, there are periods when investing in smaller capitalization stocks falls out of favor with investors and the stocks of smaller capitalization companies underperform.
•	Value Investing Risk. The Fund invests in “value” stocks. Value investing refers to buying securities that the portfolio manager believes are out of favor and/or undervalued in comparison to their peers or their prospects for growth. From time to time, “value” investing falls out of favor with investors. During those periods, the Fund’s relative performance may suffer.

Performance

The Fund has not yet commenced operations and, therefore, performance information is not yet available. Performance information will be available after the Fund has been in operation for one calendar year.

Management

The Adviser. Gabelli Funds, LLC

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The Portfolio Manager. Mr. Kevin V. Dreyer, Managing Director and Co-Chief Investment Officer of the Value Team of GAMCO Investors, Inc., has served as the portfolio manager of the Fund since 2019.

Purchase and Sale of Fund Shares

The minimum initial investment is $5,000 ($5,000 for “IRAs” or Coverdell Education Savings Plans). G.distributors, LLC, the Fund’s distributor (“G.distributors” or “Distributor”), reserves the right to waive or change the minimum investment amounts. There is no minimum for subsequent investments.

You can purchase or redeem shares of the Fund on any day the New York Stock Exchange (“NYSE”) is open for trading (a “Business Day”). You may purchase or redeem shares of the Fund by written request via mail (Gabelli Funds, P.O. Box 219204, Kansas City, MO 64121-9204), personal or overnight delivery (Gabelli Funds, c/o DST Asset Manager Solutions, Inc., 430 W 7th Street STE 219204, Kansas City, MO 64105-1407), Internet, bank wire, or Automated Clearing House (“ACH”) system. You may also purchase shares of the Fund by telephone, if you have an existing account with banking instructions on file, or redeem at 800-GABELLI (800-422-3554).

Shares of the Fund can also be purchased or sold through registered broker-dealers or other financial intermediaries that have entered into appropriate selling agreements with the Distributor. The broker-dealer or other financial intermediary will transmit these transaction orders to the Fund on your behalf and send you confirmation of your transactions and periodic account statements showing your investment in the Fund.

Tax Information

The Fund expects that distributions will generally be taxable as ordinary income or long term capital gains, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

15

Gabelli RBI Fund

(the “RBI Fund” or the “Fund”)

Investment Objective

The Fund seeks to provide capital appreciation.

Fees and Expenses of the Fund:

The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment):	None
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	2.00%
Exchange Fee	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	1.00%
Other Expenses(1)	7.02%
Acquired Fund Fees and Expenses	0.05%
Total Annual Fund Operating Expenses(1)	8.07%
Less Fee Waiver and/or Expense Reimbursement(1)	7.12%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.95%

(1)       “Other Expenses” are based on estimated amounts for the current fiscal year. Gabelli Funds, LLC., the Adviser, has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 0.90%. Under this same arrangement, the Fund has also agreed, during the three year period following the date of any such waiver or reimbursement by the Adviser, to repay such amount, but only to the extent the Fund’s adjusted Total Annual Fund Operating Expenses would not exceed an annual rate of 0.90% after giving effect to the repayments. This arrangement is in effect through March 31, 2020 and may be terminated only by the Board of Trustees of the Fund before such time. The Fund will carry forward any fees and expenses in excess of the expense limitation and repay the Adviser such amount provided the Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment after giving effect to the repayment.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods shown and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example reflects the Expense Cap through the first year after the commencement of investment operations). Investors may pay brokerage commissions on their purchases and sales of Fund

16

shares, which are not reflected in the example. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$97	$1,725

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. As the Fund is new, it does not have any portfolio turnover as of the date of this prospectus.

Principal Investment Strategies

Under normal market conditions, the Fund invests primarily in equity securities, such as common stock, of domestic and foreign services and equipment companies focused on physical asset development, including roads, bridges, and infrastructure (RBI). The Adviser selects companies which it believes are currently undervalued and have the potential to benefit from domestic and global reinvestment and development of physical assets, including roads, bridges, and other infrastructure-related industries. The Adviser’s investment process emphasizes a bottom-up approach to stock selection, focused on global exposure, risk mitigation, and fundamental analysis. In addition, the Adviser evaluates each company in its global universe using proprietary equity analysis, with a focus on core competencies.

The Adviser’s investment philosophy with respect to securities is to identify assets that are selling in the public market at a discount to their private market value (“PMV”). The Adviser defines PMV as the value informed purchasers are willing to pay to acquire assets with similar characteristics. The Adviser also generally evaluates an issuer’s free cash flow and long term earnings trends. Finally, the Adviser looks for a catalyst, something indigenous to the company, its industry or geographic positioning that may surface additional value, including, but not limited to, industry developments, regulatory changes, changes in management, sale or spin-off of a division, or the development of a profitable new business. The current investable universe includes U.S. and non-U.S. listed companies in all capitalization ranges in the industrials industry.

The Fund is intended for investors seeking capital appreciation. It is not intended for those who wish to play short term swings in the stock market.

Principal Risks

You may want to invest in the Fund if:

•	you are a long term investor
•	you seek capital appreciation

The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. Your investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; you may lose money by investing in the Fund. When you sell Fund shares, they may be worth more or less than what you paid for them.

Investing in the Fund involves the following risks:

•	Equity Risk. Equity risk is the risk that the prices of the securities held by the Fund will fluctuate, sometimes rapidly and unpredictably, due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer companies’ particular circumstances. Holders of equity securities only have rights to value in the company only after all issuer debts have been paid and they could lose their entire investment in a company that encounters financial difficulty.

•	Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs.
17

•	Industry Concentration Risk. The Fund invests at least 25% of its assets in companies in the industrials industry, which includes domestic and foreign services and equipment companies focused on physical asset development, including roads, bridges, and infrastructure. As a result, the value of the Fund’s shares will be more susceptible to factors affecting those particular types of companies, which may include, among others, governmental regulation, greater price volatility for the overall market, rapid obsolescence of products and services, intense competition, and strong market reactions to consumer tastes and demands.
•	Large-Capitalization Company Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
•	Management Risk. If the portfolio managers are incorrect in their assessment of the investment prospects of the securities the Fund holds, then the value of the Fund’s shares may decline.
•	Mid-Capitalization Company Risk. Mid-cap company risk is the risk that investing in securities of mid-cap companies could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have narrower product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline more significantly or more rapidly than stocks of larger companies as market conditions change.
•	New Fund Risk. The Fund is new with a limited operating history and may have higher expenses. There can be no assurance that the Fund will grow to or maintain an economically viable size. The Fund could cease operations, and investors may be required to liquidate or transfer their assets at a loss.
•	Non-Diversification Risk. As a non-diversified fund, more of the Fund’s assets may be focused in the securities of a small number of issuers, which may make the value of the Fund’s shares more sensitive to changes in the market value of a single issuer or industry than shares of a diversified fund
•	Sector Risk. The Fund will invest substantially, or even exclusively, in certain sectors and therefore the Fund carries the risks of those particular sectors. The Fund will invest in domestic and foreign services and equipment companies focused on roads, bridges, and infrastructure. These companies may be adversely affected by changes in government regulation, world events and economic conditions. These companies may also face higher risk of government involvement as physical assets such as roads, bridges, and infrastructure may be considered key components of national security or potential sources of government revenue. In addition, such companies could be adversely affected by commodity price volatility, technological developments and labor relations.
•	Small-Capitalization Company Risk. Investing in securities of small-capitalization companies may involve greater risks than investing in larger, more established issuers. Smaller capitalization companies typically have relatively lower revenues, limited product lines and lack of management depth, and may have a smaller share of the market for their products or services, than larger capitalization companies. The stocks of smaller capitalization companies tend to have less trading volume than stocks of larger capitalization companies. Less trading volume may make it more difficult for the Adviser to sell securities of smaller capitalization companies at quoted market prices. Finally, there are periods when investing in smaller capitalization stocks falls out of favor with investors and the stocks of smaller capitalization companies underperform.
•	Value Investing Risk. The Fund invests in “value” stocks. Value investing refers to buying securities that the portfolio manager believes are out of favor and/or undervalued in comparison to their peers or their prospects for growth. From time to time, “value” investing falls out of favor with investors. During those periods, the Fund’s relative performance may suffer.

Performance

The Fund has not yet commenced operations and, therefore, performance information is not yet available. Performance information will be available after the Fund has been in operation for one calendar year.

Management

The Adviser. Gabelli Funds, LLC

The Portfolio Manager. Mr. Brian Sponheimer, Senior Vice President of Associated Capital Group, Inc., and Mr. Jose Garza, Vice President of Associated Capital Group, Inc., have served as portfolio managers of the Fund since 2019.

18

Purchase and Sale of Fund Shares

The minimum initial investment is $5,000 ($5,000 for “IRAs” or Coverdell Education Savings Plans). G.distributors, LLC, the Fund’s distributor (“G.distributors” or “Distributor”), reserves the right to waive or change the minimum investment amounts. There is no minimum for subsequent investments.

You can purchase or redeem shares of the Fund on any day the New York Stock Exchange (“NYSE”) is open for trading (a “Business Day”). You may purchase or redeem shares of the Fund by written request via mail (Gabelli Funds, P.O. Box 219204, Kansas City, MO 64121-9204), personal or overnight delivery (Gabelli Funds, c/o DST Asset Manager Solutions, Inc., 430 W 7th Street STE 219204 , Kansas City, MO 64105-1407), Internet, bank wire, or Automated Clearing House (“ACH”) system. You may also purchase shares of the Fund by telephone, if you have an existing account with banking instructions on file, or redeem at 800-GABELLI (800-422-3554).

Shares of the Fund can also be purchased or sold through registered broker-dealers or other financial intermediaries that have entered into appropriate selling agreements with the Distributor. The broker-dealer or other financial intermediary will transmit these transaction orders to the Fund on your behalf and send you confirmation of your transactions and periodic account statements showing your investment in the Fund.

Tax Information

The Fund expects that distributions will generally be taxable as ordinary income or long term capital gains, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

19

Other Information

Purchase and Sale of Fund Shares

The minimum initial investment is $5,000 ($5,000 for “IRAs” or Coverdell Education Savings Plans). G.distributors, LLC, each Fund’s distributor (“G.distributors” or “Distributor”), reserves the right to waive or change the minimum investment amounts. There is no minimum for subsequent investments.

You can purchase or redeem shares of the Funds on any day the New York Stock Exchange (“NYSE”) is open for trading (a “Business Day”). You may purchase or redeem Fund shares by written request via mail (Gabelli Funds, P.O. Box 219204, Kansas City, MO 64121-9204), personal or overnight delivery (Gabelli Funds, c/o DST Asset Manager Solutions, Inc., 430 W 7th Street STE 219204, Kansas City, MO 64105-1407), Internet, bank wire, or Automated Clearing House (“ACH”) system. You may also purchase Fund shares by telephone, if you have an existing account with banking instructions on file, or redeem at 800-GABELLI (800-422-3554).

Shares of the Funds can also be purchased or sold through registered broker-dealers or other financial intermediaries that have entered into appropriate selling agreements with the Distributor. The broker-dealer or other financial intermediary will transmit these transaction orders to a Fund on your behalf and send you confirmation of your transactions and periodic account statements showing your investment in the Fund.

Tax Information

A Fund expects that distributions will generally be taxable as ordinary income or long term capital gains, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

20

INVESTMENT OBJECTIVES, INVESTMENT STRATEGIES, AND RELATED RISKS

Media Mogul Fund

The investment objective of the Fund is capital appreciation. Neither the investment objective nor any of the policies are fundamental, except as expressly stated herein, and each may be modified without shareholder approval. Shareholders will receive notice sixty days prior to any change in the Fund’s investment objective.

Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in the media industry. Media industry companies are companies that are primarily engaged in the production, sale and distribution of goods or services used in the media industry. Media industry companies are companies that derive at least 50% of their revenue from the production or distribution of information and entertainment content, and may include television and radio stations, motion picture companies, print publishing and providers of internet content, as well as satellite service providers, cable service providers and advertising service providers. The Fund will specifically invest in companies that were spun-off from Liberty Media Corporation (“Liberty Media”) as constituted in 2001, as well as in companies that resulted from subsequent mergers of any such spin-offs or stocks that track performance of such spin-offs or companies that resulted from subsequent mergers of any such spin-offs, and in public companies in which Liberty Media and its successor companies invest. Liberty Media was spun off from AT&T Corporation in August 2001, as an amalgamation of, among others, media and telecommunications related assets. The company’s chairman and largest shareholder since inception has been Dr. John C. Malone. Since 2001, Liberty Media has engaged in a series of spin-offs, split-offs, mergers, and tracking stock issuances. Tracking stocks are generally common stocks issued by a parent company that track performance of a particular division of a company without having claim on the assets of the division or the parent company.

The current investable universe includes U.S. and non-U.S. listed companies in all capitalization ranges in the media industry. The Adviser will weight these securities utilizing factors including, but not limited to the attractiveness of a security’s valuation and the potential for a catalyst or event that might surface underlying value in a particular security.

The Fund’s policy of concentration in companies in the media industry is a fundamental policy. Fundamental policies may not be changed without the authorization of a vote of a majority (as defined in the 1940 Act) of the Fund’s outstanding shares.

The Fund may also use the following investment technique:

•	Defensive Investments. When adverse market or economic conditions occur, the Fund may temporarily invest all or a portion of its assets in defensive investments. Such investments include high grade debt securities, obligations of the U.S. government and its agencies and instrumentalities, or high quality short term money market instruments. When following a defensive strategy, the Fund will be less likely to achieve its investment objective.

Pet Parents’ Fund

The investment objective of the Fund is to provide capital appreciation. Neither the investment objective nor any of the policies are fundamental, except as expressly stated herein, and each may be modified without shareholder approval. Shareholders will receive notice sixty days prior to any change in the Fund’s investment objective.

Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in common and preferred shares of publicly traded domestic and foreign companies of all capitalization ranges in the Pet Industry. The Pet Industry includes companies that offer services and products for pets and Pet Parents. Such companies will generally derive at least 50% of their revenues or profits from, or will devote at least 50% of their assets to the following sectors: manufacturers and distributors of pet food, pet supplies, veterinary pharmaceuticals, veterinary wellness, veterinary and other pet services, pet equipment, pet toys, and products and services that support Pet Parents regarding their pet activities.

The Adviser’s investment philosophy with respect to securities is to identify assets that are selling in the public market at a discount to their PMV. The Adviser defines PMV as the value informed purchasers are willing to pay to acquire assets with similar characteristics. The Adviser also generally evaluates an issuer’s free cash flow and long term earnings trends. Finally, the Adviser looks for a catalyst, something indigenous to the company, its industry or geographic positioning that may surface additional value, including, but not limited to, industry developments, regulatory changes, changes in management, sale or spin-off of a division, or the development of a profitable new business.

The Fund’s policy of concentration in companies in the Pet Industry is a fundamental policy. Fundamental policies may not be changed without the authorization of a vote of a majority (as defined in the 1940 Act) of the Fund’s outstanding shares.

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The Fund may also use the following investment technique:

•	Defensive Investments. When adverse market or economic conditions occur, the Fund may temporarily invest all or a portion of its assets in defensive investments. Such investments include high grade debt securities, obligations of the U.S. government and its agencies and instrumentalities, or high quality short term money market instruments. When following a defensive strategy, the Fund will be less likely to achieve its investment objective.

Food of All Nations Fund

The Fund primarily seeks to provide capital appreciation. Neither the investment objective nor any of the policies are fundamental, except as expressly stated herein, and each may be modified without shareholder approval. Shareholders will receive notice sixty days prior to any change in the Fund’s investment objective. Your investment in the Fund is not guaranteed and you could lose some or all of the amount you invested.

Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in common stocks and preferred stocks of domestic and foreign companies of all capitalization ranges in the food and beverage industries. As part of the 80% Policy, under normal market conditions, the Fund will invest in securities of issuers, or related investments thereof, located in at least three countries, and at least 40% of the Fund’s net assets will be invested in securities of non-U.S. issuers or related investments thereof.  Companies in the food and beverage industries are companies that derive at least 50% of their revenues or profits from or devote at least 50% of their assets to the food and beverage industries, these companies include companies that manufacture, sell or distribute crops or raise livestock, operate fisheries or own nontobacco plantations; brewers, distillers and vintners; food distributors and retailers; hypermarkets and super centers; packaged foods and meats; and soft drinks. The portfolio manager’s investment philosophy with respect to equity securities is to identify assets that are selling in the public market at a discount to their private market value (“PMV”). The portfolio manager defines PMV as the value informed purchasers are willing to pay to acquire assets with similar characteristics. The portfolio manager considers factors such as price, earnings expectations, earnings and price histories, balance sheet characteristics, and perceived management skills. The portfolio manager also considers changes in economic and political outlooks as well as individual corporate developments. The portfolio manager will sell any Fund investments that lose their perceived value relative to other investments.

The Fund’s policy of concentration in companies in the food and beverage industries is a fundamental policy. Fundamental policies may not be changed without the authorization of a vote of a majority (as defined in the 1940 Act) of the Fund’s outstanding shares.

The Fund may also use the following investment techniques:

•	Defensive Investments. When adverse market or economic conditions occur, the Fund may temporarily invest all or a portion of its assets in defensive investments. Such investments include high grade debt securities, obligations of the U.S. government and its agencies and instrumentalities, or high quality short term money market instruments. When following a defensive strategy, the Fund will be less likely to achieve its investment objective.

RBI Fund

The investment objective of the Fund is to provide capital appreciation. Neither the investment objective nor any of the policies are fundamental, except as expressly stated herein, and each may be modified without shareholder approval. Shareholders will receive notice sixty days prior to any change in the Fund’s investment objective.

Under normal market conditions, the Fund invests primarily in equity securities, such as common stock, of domestic and foreign services and equipment companies focused on physical asset development, including roads, bridges, and infrastructure (RBI). The Adviser selects companies which it believes are currently undervalued and have the potential to benefit from domestic and global reinvestment and development of physical assets, including roads, bridges, and other infrastructure-related industries. The Adviser’s investment process emphasizes a bottom-up approach to stock selection, focused on global exposure, risk mitigation, and fundamental analysis. In addition, the Adviser evaluates each company in its global universe using proprietary equity analysis, with a focus on core competencies. The Adviser also determines whether a company is focused on a particular business area by, among other things, conducting primary research on the company. This could include, but is not limited to, examining regulatory and public filings, in-person visits to the company’s headquarters, as well as through discussions with potential customers of and vendors to the business. The current investable universe includes U.S. and non-U.S. listed companies in all capitalization ranges in the industrials industry.

The Adviser’s investment philosophy with respect to securities is to identify assets that are selling in the public market at a discount to their private market value (“PMV”). The Adviser defines PMV as the value informed purchasers are willing to

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pay to acquire assets with similar characteristics. The Adviser also generally evaluates an issuer’s free cash flow and long term earnings trends. Finally, the Adviser looks for a catalyst, something indigenous to the company, its industry or geographic positioning that may surface additional value, including, but not limited to, industry developments, regulatory changes, changes in management, sale or spin-off of a division, or the development of a profitable new business.

The Fund’s policy of concentration (i.e., to invest more than 25% of the Fund’s net assets in companies in the industrials industry) is a fundamental policy. Fundamental policies may not be changed without the authorization of a vote of a majority (as defined in the 1940 Act) of the Fund’s outstanding shares.

The Fund may also use the following investment technique:

•	Defensive Investments. When adverse market or economic conditions occur, the Fund may temporarily invest all or a portion of its assets in defensive investments. Such investments include high grade debt securities, obligations of the U.S. government and its agencies and instrumentalities, or high quality short term money market instruments. When following a defensive strategy, the Fund will be less likely to achieve its investment objective.

Investing in the Funds involves the following risks:

•

Equity Risk. All Funds — Equity risk is the risk that the prices of the securities held by a Fund will fluctuate, sometime rapidly and unpredictably, due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer companies’ particular circumstances, such as management quality and earnings. Holders of equity securities only have rights to value in the company only after all issuer debts have been paid and they could lose their entire investment in a company that encounters financial difficulty. These fluctuations may cause a security to be worth less than it was worth when it was purchased by that Fund. Because the value of securities, and thus shares of a Fund, could decline, you could lose money.

•	Foreign Securities Risk. All Funds — A Fund that invests outside the United States carries additional risks that include:
•	Access Risk — The risk that some countries may restrict a Fund’s access to investments or offer terms that are less advantageous than those for local investors. This could limit the attractive investment opportunities available to a Fund.
•	Currency Risk — Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency-denominated investments and may widen any losses.
•	Information Risk — Key information about an issuer, security, or market may be inaccurate or unavailable.
•	Liquidity Risk — Foreign securities are sometimes less liquid than securities of comparably sized U.S. issuers.
•	Regulatory Risk — Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair a Fund’s ability to bring its capital or income back to the United States. Other political risks include economic policy changes, social and political instability, military action, and war. In addition, issuers in which a Fund invests in may be located in certain foreign markets that may experience from time to time reduced levels of governmental regulation of foreign securities markets, and/or less developed accounting, auditing and financial standards. As a result, such issuers may be disproportionately impacted than issuers located in markets that have well developed accounting, auditing and financial standards.
•	Pricing Risk — To the extent that the underlying securities held by a Fund trade on foreign exchanges that may be closed when the securities exchange on which the Fund’s shares trade is open, there may be deviations between the current price of an underlying security and the last quoted price for the underlying security. In addition, there may be deviations between the market price of Fund shares and the value of the underlying foreign securities held by the Fund. Moreover. because of differences in settlement times and/or foreign market holidays, Fund’s ability to buy, sell, transfer, receive, deliver or otherwise obtain exposure to foreign securities may be restricted and as a result, this may negatively impact a shareholder’s investment in the Fund.
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•

Industry Concentration Risk. All Funds — Each Fund invests at least 25% of its assets in companies in specific industries. As a result, the value of each Fund’s shares will be more susceptible to factors affecting those particular types of companies in those specific industries, which may include, among others, governmental regulation, greater price volatility for the overall market, rapid obsolescence of products and services, intense competition, and strong market reactions to consumer tastes and demands.

•

Large-Capitalization Company Risk. All Funds — Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Although the securities of larger companies may be less volatile than those of companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies. Over certain periods, the performance of large-capitalization companies has trailed the performance of the overall markets.

•

Management Risk. All Funds — If the portfolio managers are incorrect in their assessment of the investment prospects of the securities a Fund holds, then the value of that Fund’s shares may decline. In addition, the Adviser’s strategy may produce returns that are different from other mutual funds that invest in similar securities.

•

Mid-Capitalization Company Risk. All Funds — Mid-cap company risk is the risk that investing in securities of mid-cap companies could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have narrower product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline more significantly or more rapidly than stocks of larger companies as market conditions change.

•

New Fund Risk. All Funds — Each Fund is a new Fund with a limited operating history and may have higher expenses. There can be no assurance that each Fund will grow to or maintain an economically viable size. Each Fund could cease operations, and investors may be required to liquidate or transfer their assets at a loss.

•

Non-Diversification Risk. All Funds — Each Fund is classified as a “non-diversified” fund, which means that a greater proportion of its assets may be invested in the securities of a single issuer than a “diversified” fund. As a non-diversified fund, more of a Fund’s assets may be focused in the securities of a small number of issuers, which may make the value of each Fund’s shares more sensitive to changes in the market value of a single issuer or industry than shares of a diversified fund. The ability to invest in a more limited number of securities may increase the volatility of each Fund’s investment performance, as each Fund may be more susceptible to risks associated with a single economic, political, or regulatory event than a diversified fund. If the securities in which each Fund invests perform poorly, each Fund could incur greater losses than it would have had if it had been invested in a greater number of securities.

•

Preferred Stock Risk. Food of All Nations Fund only — A preferred stock is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

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•

Sector Risk. RBI Fund only — The RBI Fund will invest substantially, or even exclusively, in certain sectors and therefore the RBI Fund carries the risk of those particular sectors. The following describes the risks associated with certain sectors in which the RBI Fund will invest:

•        The RBI Fund will invest in domestic and foreign services and equipment companies focused on roads, bridges, and infrastructure. Such companies may be adversely affected by changes in government regulation, world events and economic conditions.

•        These companies may also face higher risk of government involvement as physical assets such as roads and bridges may be considered key components of national security or potential sources of government revenue, particularly if they control significant strategic assets that have a national or regional profile, and may have monopolistic characteristics. In addition, toll roads and bridges may be subject to a higher probability of nationalization due to their characteristics as strategic national assets. Strategic assets could generate additional risk not common in other sectors and may be the target for terrorist attacks or adverse political actions. In addition, as cites of primary transportation traffic, accidents may occur at roads and bridges that could have an adverse effect on these companies.

•

Small-Capitalization Company Risk. All Funds — Investing in securities of small-capitalization companies may involve greater risks than investing in larger, more established issuers. Smaller-capitalization companies typically have relatively lower revenues, limited product lines and lack of management depth, and may have a smaller share of the market for their product or services, than larger-capitalization companies. The stocks of smaller-capitalization companies tend to have less trading volume than stocks of larger-capitalization companies. Less trading volume may make it more difficult for the Adviser to sell securities of smaller-capitalization companies at quoted market prices. Finally, there are periods when investing in smaller-capitalization stocks falls out of favor with investors and the stocks of smaller-capitalization companies underperform.

•

Tracking Stock Risk. Media Mogul Fund only — The Mogul Fund invests in tracking stocks, which are typically a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to “track” the performance of such business unit or division. If the business unit or division does poorly, the value of the tracking stock may decrease even if the parent company as a whole performs well. The tracking stock may pay dividends to its shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of the tracking stock. However, holders of the tracking stock may not have the same rights as holders of the parent company’s common stock. In the event of the parent company’s liquidation, tracking stock shareholders typically do not have a legal claim on the parent company’s assets.

•	Value Investing Risk. All Funds — Each Fund invests in “value” stocks. From time to time, “value” investing falls out of favor with investors. During those periods, a Fund’s relative performance may suffer.

Portfolio Holdings. A description of each Fund’s policies and procedures with respect to the disclosure of its portfolio securities is available in the Statement of Additional Information (“SAI”), which may be obtained by calling 800-GABELLI (800-422-3554), your financial intermediary, or free of charge through the Funds’ website at www.gabelli.com.

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MANAGEMENT OF THE FUNDS

The Adviser. Gabelli Funds, LLC, with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Funds. The Adviser makes investment decisions for each Fund and continuously reviews and administers each Fund’s investment programs and manages the operations of the Funds under the general supervision of the Company’s Board. The Adviser also manages several other open-end and closed-end investment companies in the Gabelli/GAMCO family of funds (“Gabelli/GAMCO Fund Complex” or “Fund Complex”). The Adviser is a New York limited liability company organized in 1999 and a wholly owned subsidiary of GAMCO Investors, Inc. (“GBL”), a publicly held company listed on the New York Stock Exchange (the “NYSE”).

As compensation for its services and the related expenses borne by the Adviser, each Fund is contractually obligated to pay the Adviser an advisory fee computed daily and payable monthly equal to 1.00% of the value of such Fund’s average daily net assets. A discussion regarding the basis for the Board’s approval of the investment advisory agreement for each of the Funds will be provided in each Fund’s next available shareholder report.

The Adviser has contractually agreed to waive its investment advisory fees and/or reimburse the Funds’ expenses to the extent necessary to maintain the Funds’ total annual operating expenses (excluding brokerage costs, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) at the levels set forth in the fee tables of the Funds for one year from the commencement of investment operations, and may not be terminated by the Funds or the Adviser before such time. Thereafter, the agreement may only be terminated or amended to increase these expense caps as of the anniversary of the effective date of the expense limitation agreement of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board with written notice of its intention to terminate the agreement prior to the expiration of its then current term.

In addition, each Fund has agreed, during the three year period following the date of any waiver or reimbursement by the Adviser, to repay such amount to the extent each Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment after giving effect to the repayment.

The Portfolio Managers. Mr. Christopher J. Marangi is primarily responsible for the day to day management of the Media Mogul Fund. Mr. Marangi joined GBL in 2003 and currently serves as a Managing Director and Co-Chief Investment Officer of its Value Team. Mr. Marangi is a portfolio manager of the Adviser, managing several funds within the Gabelli/GAMCO Fund Complex, and GAMCO, on its institutional and high net worth accounts team. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA with honors from Columbia Business School.

Daniel M. Miller, a Managing Director of GBL and Executive Vice President of Marketing for the mutual funds business, has served as the portfolio manager of the Pet Parents’ Fund since its inception. Mr. Miller is a portfolio manager of other funds in the Gabelli/GAMCO Fund Complex since 2012, and serves on GAMCO Asset Management Inc.’s institutional and high net worth separate accounts team. Mr. Miller graduated magna cum laude with a degree in finance from the University of Miami in Coral Gables, Florida.

Mr. Kevin V. Dreyer is primarily responsible for the day to day management of the Food of All Nations Fund. Mr. Dreyer joined GBL in 2005 as a research analyst and currently serves as a Managing Director and Co-Chief Investment Officer of its Value Team. Mr. Dreyer is a portfolio manager of the Adviser, managing several funds within the Gabelli/GAMCO Fund Complex, and GAMCO, on its institutional and high net worth separate account team. Mr. Dreyer received a BSE from the University of Pennsylvania and holds an MBA degree from Columbia Business School.

Mr. Brian Sponheimer, a Senior Vice President of Associated Capital Group, Inc. and portfolio manager of the Adviser. Mr. Sponheimer is also a portfolio manager responsible for the day to day management of the RBI Fund. Most recently, Mr. Sponheimer has been responsible for oversight of the G.research, LLC’s Industrial Research platform, including automotive, trucking, machinery, utility, aerospace, energy, and chemical sectors. Mr. Sponheimer joined G.research, LLC in 2008 as a research analyst covering automotive and trucking companies. Mr. Sponheimer graduated cum laude with a BA in Government from Harvard University and holds an MBA degree from Columbia Business School.

Mr. Jose Garza, a Vice President of Associated Capital Group, Inc. and portfolio manager of the Adviser, is a portfolio manager responsible for the day to day management of the RBI Fund. Mr. Garza rejoined G.research, LLC in July 2013 as a research analyst covering Water, Industrial Gas, and Analytical Instrument companies. He began his career at G.research, LLC in 2007 and was previously a member of the Utilities research team. Mr. Garza graduated from Yale University with a dual BA in Economics and Biology and holds an MBA degree from Columbia Business School.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by them, and their ownership of securities in the Funds.

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Purchase of Shares

You can purchase Fund shares on any Business Day.

•	By Mail or In Person. You may open an account by mailing a completed subscription order form with a check or money order payable to “Gabelli Innovations Trust.” to:

By Mail	By Personal or Overnight Delivery
Gabelli Funds	Gabelli Funds
P.O. Box 219204	c/o DST
Kansas City, MO 64121-9204	430 W 7th Street STE 219204
Kansas City, MO 64105-1407

You can obtain a subscription order form by calling 800-GABELLI (800-422-3554). Checks made payable to a third party and endorsed by the shareholder are not acceptable. For additional investments, send a check to the above address with a note stating your exact name and account number and the name of the fund(s).

•	By Internet. You may open an account over the Internet at www.gabelli.com.
•	By Bank Wire or by ACH System. To open an account using the bank wire transfer system or ACH system, first telephone the Fund at 800-GABELLI (800-422-3554) to obtain a new account number. Then instruct your bank to wire funds to:

State Street Bank and Trust Company

225 Franklin St., Boston, MA 02110

ABA #011-0000-28 REF DDA #99046187

Re: Gabelli ______ Fund.

Account #

Account of [Registered Owners]

•	By Telephone. You may make purchases for an existing account with banking instructions on file by telephone at 800-GABELLI (800-422-3554).

If you are making an initial purchase, you should also complete and mail a subscription order form to the address shown under “By Mail.” Note that banks may charge fees for wiring funds, although the Fund’s Transfer Agent, DST Asset Manager Solutions, Inc., will not charge you for receiving wire transfers.

You may purchase shares directly through registered broker-dealers or other financial intermediaries that have entered into appropriate selling agreements with the Distributor.

Your broker-dealer or financial intermediary can obtain a subscription order form by calling 800-GABELLI (800-422-3554). The broker-dealer or other financial intermediary will transmit a purchase order and payment to DST on your behalf. Broker-dealers or other financial intermediaries may send you confirmations of your transactions and periodic account statements showing your investment(s) in the Fund(s).

Share Price. Each Fund sells its shares based on the NAV per share next determined after the time as of which the Fund receives your completed subscription order form, but does not issue the shares to you until it receives full payment.

Minimum Investments. The minimum initial investment is $5,000 ($5,000 for IRAs or Coverdell Education Savings Plans).

The Distributor or its affiliates may, in their discretion, waive the minimum investment requirement under certain circumstances. There is no minimum for subsequent investments. Broker-dealers and financial intermediaries may have different minimum investment requirements.

General. DST will not issue share certificates unless you request them. Each Fund reserves the right to (i) reject any purchase order if, in the opinion of the Fund’s management, it is in the Fund’s best interest to do so, (ii) suspend the offering of shares for any period of time, and (iii) waive the Fund’s minimum purchase requirements.

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Customer Identification Program. Federal law requires each Fund to obtain, verify, and record identifying information, which may include the name, residential, or business address, date of birth (for an individual), social security or taxpayer identification number, or other identifying information, for each investor who opens or reopens an account with the Fund. Applications without the required information may be rejected or placed on hold until a Fund verifies the account holder’s identity.

Third Party Arrangements.

The Adviser and its affiliates may utilize a portion of their assets, to pay all or a portion of the charges of various programs that make shares of each Fund available to its customers. These payments, sometimes referred to as “revenue sharing,” do not change the price paid by investors to purchase the Funds’ shares or the amount a Fund receives as proceeds from such sales. Revenue sharing payments may be made to broker-dealers, and other financial intermediaries that provide services to the Funds or to shareholders in the Funds, including (without limitation) the following programs: shareholder servicing to a Fund’s shareholders, transaction processing, sub-accounting services, marketing support, access to sales meetings, sales representatives, and management representatives of the broker dealers or other financial intermediaries. Revenue sharing payments may also be made to broker-dealers and other financial intermediaries for inclusion of a Fund on a sales list, including a preferred or select sales list, and in other sales programs. These payments may take a variety of forms, including (without limitation) compensation for sales, “trail” fees for shareholder servicing and maintenance of shareholder accounts and finder’s fees that vary depending on the share class and the dollar amount of shares sold. Revenue sharing payments may be structured: (i) as a percentage of sales; (ii) as a percentage of net assets; and/or (iii) as a fixed dollar amount.

The Adviser may provide non-cash compensation to broker-dealers or other financial intermediaries, in accordance with applicable rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”), such as the reimbursement of travel, lodging, and meal expenses incurred in connection with attendance at educational and due diligence meetings or seminars by qualified registered representatives of those firms and, in certain cases, their families; meeting fees; certain entertainment; reimbursement for advertising or other promotional expenses; or other permitted expenses as determined in accordance with applicable FINRA rules. In certain cases these other payments could be significant.

Subject to tax limitations and approval by the Board, each Fund may also make payments to third parties out of its own assets) for a portion of the charges for programs that generally represent savings of expenses experienced by a Fund resulting from shareholders investing in the Fund through programs rather than investing directly in the Fund.

The Adviser negotiates the level of payments described above to any particular broker-dealer or other financial intermediary with each firm.

In addition, in certain cases, broker-dealers or other financial intermediaries may have agreements pursuant to which shares of a Fund owned by their clients are held of record on the books of the Fund in omnibus accounts maintained by each intermediary, and the intermediaries provide those Fund shareholders with sub-administration and sub-transfer agency services. Pursuant to the Funds’ transfer agency agreement, the Funds pay the transfer agent a fee for each shareholder account. As a result, the use of one omnibus account for multiple beneficial shareholders can create a cost savings to the Fund. The Board may, from time to time, authorize the Funds to pay a portion of the fees charged by these intermediaries if (i) a cost savings to each Fund can be demonstrated and (ii) the omnibus account of the intermediary has net assets in the Funds in excess of $10 million. In these cases, the Board may authorize the Fund to pay a portion of the fees to the intermediary in an amount no greater than the lower of the transfer agency cost savings relating to the particular omnibus account or 0.10% of the average daily net assets of that omnibus account. These payments compensate these intermediaries for the provision of sub-administration and sub-transfer agency services associated with their clients whose shares are held of record in this manner.

Additional Purchase Information

Retirement Plans/Education Savings Plans.  The Funds make available IRAs and Coverdell Education Savings Plans for investment in Fund shares. Applications may be obtained from the Distributor by calling 800-GABELLI (800-422-3554). Self-employed investors may purchase shares of a Fund through tax-deductible contributions to existing retirement plans for self-employed persons, known as “Keogh” or “H.R.-10” plans. The Funds do not currently act as sponsor to such plans. Fund shares may also be a suitable investment for other types of qualified pension or profit sharing plans which are employer sponsored, including deferred compensation or salary reduction plans known as “401(k) Plans.” The minimum initial investment in all such retirement or education savings plans is $250. There is no minimum subsequent investment for retirement or education savings plans.

Automatic Investment Plan. The Funds offer an automatic monthly investment plan. Call your financial intermediary or the Distributor at 800-GABELLI (800-422-3554) for more details about the plan.

Telephone or Internet Investment Plan. You may purchase additional shares of the Funds by telephone and/or over the Internet if your bank is a member of the ACH system. You must have a completed and approved Account Options Form on file with the Transfer Agent. There is a minimum of $100 for each telephone or Internet investment. However, you may split

28

the $100 minimum between two funds in the Fund Complex. To initiate an ACH purchase, call your financial intermediary or the Distributor at 800-GABELLI (800-422-3554) or 800-872-5365 or visit our website at www.gabelli.com.

REDEMPTION OF SHARES

You can redeem shares of a Fund on any Business Day. A Fund may temporarily stop redeeming its shares or postpone the date of payment beyond seven (7) days when the NYSE is closed, when trading on the NYSE is restricted (as determined by the SEC), or when an emergency exists (as determined by the SEC) and the Fund cannot sell its portfolio securities or accurately determine the value of its assets, or if the SEC orders the Fund to suspend redemptions.

A Fund redeems its shares based on the NAV next determined after the time as of which the Fund or, if applicable, its authorized designee, receives your redemption request in proper form, subject in some cases to a redemption fee as described below in this section. A redemption is a taxable event to you on which you would realize gain or loss (subject to certain limitations on the deductibility of losses).

You may redeem shares through a broker-dealer, or other financial intermediary that has entered into a selling agreement with the Distributor. The broker-dealer or financial intermediary will transmit a redemption order to DST on your behalf. The redemption request will be effected at the NAV next determined after a Fund, or if applicable, its authorized designee, receives the request in proper form. If you hold share certificates, you must present the certificates endorsed for transfer.

A Fund is intended for long term investors and not for those who wish to trade frequently in Fund shares. The Funds believe that excessive short term trading of Fund shares creates risks for the Funds and their long term shareholders, including interference with efficient portfolio management, increased administrative and brokerage costs, and potential dilution in the value of Fund shares.

In addition, because a Fund may invest in foreign securities traded primarily on markets that close prior to the time the Fund determines its NAV, frequent trading by some shareholders may, in certain circumstances, dilute the value of Fund shares held by other shareholders. This may occur when an event that affects the value of the foreign securities takes place after the close of the primary foreign market but before the time that a Fund determines its NAV. Certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (referred to as price arbitrage). If this occurs, frequent traders who attempt this type of price arbitrage may dilute the value of a Fund’s shares to the extent they receive shares or proceeds based upon NAVs that have been calculated using the closing market prices for foreign securities, if those prices have not been adjusted to reflect a change in the fair value of the foreign securities. In an effort to prevent price arbitrage, a Fund has procedures designed to adjust closing market prices of foreign securities before it calculates its NAV when it believes such an event has occurred that will have more than a minimal effect on the NAV. Prices are adjusted to reflect what a Fund believes are the fair values of these foreign securities at the time the Fund determines its NAV (called fair value pricing). Fair value pricing, however, involves judgments that are inherently subjective and inexact since it is not possible to always be sure when an event will affect a market price and to what extent. As a result, there can be no assurance that fair value pricing will always eliminate the risk of price arbitrage.

In order to discourage frequent short term trading in Fund shares, each Fund has adopted policies and procedures that impose a 2.00% redemption fee (short term trading fee) on shares that are redeemed or exchanged within seven days of a purchase. This fee is calculated based on the shares’ aggregate NAV on the date of redemption and deducted from the redemption proceeds. The redemption fee is not a sales charge; it is retained by a Fund, and does not benefit the Fund’s Adviser or any other third party. For purposes of computing the redemption fee, shares will be redeemed in reverse order of purchase (the latest shares acquired will be treated as being redeemed first). Redemptions to which the fee applies include redemption of shares resulting from an exchange made pursuant to a Fund’s exchange privilege. The redemption fee will not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of dividends or other distributions, (ii) the redemption is initiated by a Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to a Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short term trading polices in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short term trading policies and procedures are in place.

While a Fund has entered into information sharing agreements with financial intermediaries which contractually require such financial intermediaries to provide the Fund with information relating to its customers investing in the Fund through non-disclosed or omnibus accounts, the Fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and may not always be able to track short term trading effected through these financial intermediaries. In addition, because a Fund is required to rely on information provided by the financial intermediary as to the applicable redemption fee, the Fund cannot guarantee that the financial intermediary is always imposing such fee on the underlying

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shareholder in accordance with the Fund’s policies. Subject to the exclusions discussed above, a Fund seeks to apply these policies uniformly.

Certain financial intermediaries may have procedures which differ from those of a Fund to collect the redemption fees or that prevent or restrict frequent trading. Investors should refer to their intermediary’s policies on frequent trading restrictions.

A Fund continues to reserve all rights, including the right to refuse any purchase request (including requests to purchase by exchange) from any person or group who, in the Fund’s view, is likely to engage in excessive trading or if such purchase is not in the best interest of the Fund and to limit, delay, or impose other conditions on exchanges or purchases. A Fund has adopted a policy of seeking to minimize short term trading of its shares and monitors purchase and redemption activities to assist in minimizing short term trading.

If you hold shares directly through the Distributor, you may redeem shares:

•	By Letter. You may mail a letter requesting the redemption of shares to: Gabelli Funds, P.O. Box 219204, Kansas City, MO 64121-9204. Your letter should state the name of the Fund, the dollar amount or number of shares you wish to redeem, and your account number. You must sign the letter exactly the same way the account is registered and, if there is more than one owner of shares, all owners must sign.
•	By Telephone or the Internet. Unless you have requested that telephone or Internet redemptions from your account not be permitted, you may redeem your shares in an account (excluding an IRA) directly registered with DST by calling either 800-GABELLI (800-422-3554) or 800-872-5365 (617-328-5000 from outside the United States) or by visiting our website at www.gabelli.com. You may not redeem Fund shares held through an IRA through the Internet. IRA holders should consult a tax adviser concerning the current tax rules applicable to IRAs. If DST properly acts on telephone or Internet instructions after following reasonable procedures to protect against unauthorized transactions, neither DST nor a Fund will be responsible for any losses due to unauthorized telephone or Internet transactions and instead you would be responsible. You may request that proceeds from telephone or Internet redemptions be mailed to you by check (if your address has not changed in the prior thirty days), forwarded to you by bank wire, or invested in another mutual fund advised by the Adviser (see “Exchange of Shares”). Among the procedures that DST may use are passwords or verification of personal information. A Fund may impose limitations from time to time on telephone or Internet redemptions.

1.	Telephone or Internet Redemption by Check. A Fund will make checks payable to the name in which the account is registered and will normally mail the check to the address of record within seven days.
2.	Telephone or Internet Redemption By Bank Wire or ACH system. A Fund accepts telephone or Internet requests for wire or ACH system redemptions in amounts of at least $1,000. The proceeds are normally wired on the next Business Day.

If you redeem shares through your broker-dealer or other financial intermediary, the broker or financial intermediary will transmit a redemption order to DST on your behalf. The redemption request will be effected at the NAV per share next determined after a Fund or, if applicable, its authorized designee, receives the request in proper form. If you hold share certificates, you must present the certificates endorsed for transfer.

Automatic Cash Withdrawal Plan. You may automatically redeem shares on a monthly, quarterly, or annual basis if you have at least $10,000 in your account and if your account is directly registered with DST. Please call 800-GABELLI (800-422-3554) for more information about this plan.

Involuntary Redemption. A Fund may redeem all shares in your account (other than an IRA or Coverdell education savings account) if the value falls below $5,000 as a result of redemptions (but not as a result of a decline in NAV). You will be notified in writing before a Fund initiates such action and you will be allowed thirty days to increase the value of your account to at least $5,000.

Redemption Proceeds. Each Fund expects to meet redemption requests typically by selling portfolio assets, with holdings of cash and cash equivalents, or by drawing on its line of credit. In certain circumstances, the Fund may meet a redemption request in-kind, as described under “Redemption In Kind.” These methods of meeting redemption requests are expected to be used in both normal and stressed market conditions. A redemption request received by a Fund will be effected based on

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the NAV per share next determined after the time as of which the Fund or, if applicable, its authorized designee, receives the request. If you request redemption proceeds by wire, a Fund will normally wire the funds according to the wire instructions you provide, within three business days after receipt of your redemption request. If you request redemption proceeds by check, a Fund will normally mail the check to you within seven days after receipt of your redemption request. If you purchased your Fund shares by check or through the Automatic Investment Plan you may not receive proceeds from your redemption until the check clears or ten days following the purchase, whichever is earlier. While a Fund will delay the processing of the redemption payment until the check clears, your shares will be valued at the next determined NAV after receipt of your redemption request. Typically, a Fund receives redemption requests through the National Securities Clearing Corporation (“NSCC”) system, which is utilized by financial intermediaries to submit requests on behalf of their clients or customers who hold shares of the Fund in “street name.” In such circumstances, a Fund expects redemption proceeds to be delivered via the NSCC system within three business days after receipt of a redemption request. The NSCC system is not used for shareholders whose accounts are held at a Fund’s transfer agent (as opposed to shareholders whose accounts are held in “street name” at a broker or other financial intermediary).

Redemption In Kind. A Fund may pay your redemption proceeds wholly or partially in portfolio securities. Specifically, a Fund may pay your redemption proceeds in portfolio securities if you redeem more than $250,000 over the preceding three months, and the Adviser believes that economic conditions exist which would make payments in cash detrimental to the best interests of a Fund. In such an instance, a Fund would communicate to you its intention to meet your redemption request in portfolio securities. Securities received in kind will remain subject to the risk of market fluctuations until sold; however, a Fund would distribute to you from its portfolio of investments only securities that the Adviser determines are readily marketable. The specific security or securities to be distributed will be selected at the discretion of the Board or its designee(s), subject to any applicable laws or regulations, and could be individual securities, a representative basket of securities or a pro-rata slice of a Fund’s portfolio. Any additional remainder in value owed to you between such securities and Fund shares that you submitted for redemption would be paid to you in cash. Payments would be made in portfolio securities only in instances where the Fund’s Board (or its delegate) believes that it would be in the Fund’s best interest not to pay the redemption proceeds in cash. A redemption in kind would be a taxable event to you on which you would realize a capital gain or capital loss on your shares redeemed. Additionally, you may incur brokerage costs in converting any of the securities received to cash. The foregoing considerations apply in both normal and stressed market considerations. Please see “Redemption of Shares” in the SAI for additional information.

EXCHANGE OF SHARES

You can exchange shares of a Fund for shares of the same class of certain other funds managed by the Adviser or its affiliates based on their relative NAVs at the time of exchange. To obtain a list of the funds whose shares you may acquire through an exchange, call 800-GABELLI (800-422-3554), or call your broker. A Fund may impose limitations on, or terminate, the exchange privilege with respect to any investor at any time. You will be given notice at least sixty days prior to any material change in the exchange privilege. An exchange of shares is a taxable event to you on which you would realize capital gain or capital loss (subject to possible limitations of deductibility).

In effecting an exchange:

•	you must meet the minimum investment requirements for the fund whose shares you wish to purchase through exchange;

•	if you are exchanging into a fund with a higher sales charge, you must pay the difference at the time of the exchange;

•	if you are exchanging from a fund with a redemption fee applicable to the redemption involved in your exchange, you must pay the redemption fee at the time of exchange;
•	you will realize a taxable gain or loss (subject to certain loss limitation rules) because the exchange is treated as a sale for federal income tax purposes;
•	you should read the prospectus of the fund whose shares you are purchasing through exchange. Call 800-GABELLI (800-422-3554) or visit our website at www.gabelli.com to obtain the prospectus; and
•	you should be aware that a financial intermediary may charge a fee for handling an exchange for you.

You may exchange shares through the Distributor, directly from the Transfer Agent, or through your financial intermediary that has entered into the appropriate selling agreement with the Distributor.

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•	Exchange by Telephone. You may give exchange instructions by telephone by calling 800-GABELLI (800-422-3554).
•	Exchange by Mail. You may send a written request for exchanges to: Gabelli Funds, P.O. Box 219204, Kansas City, MO 64121-9204. Your letter should state your name, your account number, the dollar amount or number of shares you wish to exchange, the name and class of the fund(s) whose shares you wish to exchange, and the name of the fund(s) whose shares you wish to acquire.
•	Exchange through the Internet. You may also give exchange instructions via the Internet at www.gabelli.com. A Fund may impose limitations from time to time on Internet exchanges.

Your financial intermediary may charge you a processing fee for assisting you in purchasing or redeeming shares of a Fund. This charge is set by your financial intermediary and does not benefit a Fund, the Distributor, or the Adviser in any way. It would be in addition to other sales charges and other costs, if any, described in this prospectus and must be disclosed to you by your broker-dealer or other financial intermediary.

PRICING OF FUND SHARES

The NAV is calculated separately for each class of shares of a Fund on each Business Day. The NYSE is open Monday through Friday, but currently is scheduled to be closed on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively.

Each Fund’s NAV is determined as of the close of regular trading on the NYSE, normally 4:00 p.m., Eastern Time. The NAV of each Fund is computed by dividing the value of the applicable Fund’s net assets, i.e. the value of its securities and other assets less its liabilities, including expenses payable or accrued by the total number of shares outstanding at the time the determination is made. The price of each Fund’s shares for the purpose of purchase and redemption orders will be based upon the calculation of the NAV next made after the time as of which the purchase or redemption order is received in proper form. Because the Funds may invest in foreign securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares, the NAV of the Funds’ shares may change on days when shareholders will not be able to purchase or redeem the Funds’ shares.

Equity securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market where trades are reported contemporaneously and for which market quotations are readily available are valued at the last quoted sale or a market’s official closing price at the close of the exchange’s or other market’s regular trading hours, as of or prior to the time and day as of which such value is being determined. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market as determined by the Adviser. If there has been no sale on the day the valuation is made, the securities are valued at the mean of the closing bid and ask prices on the principal market for such security on such day. If no ask prices are quoted on such day, then the security is valued at the closing bid price on the principal market for such security on such day. If no bid or ask prices are quoted on such day, a Fund’s accounting agent will notify the Adviser and the security will be valued based on written or standing instructions from the Adviser and/or the Pricing Committee.

Equity Securities which are primarily traded on foreign markets, except for those that trade primarily in Latin America or South America, are generally valued at the preceding closing values of such securities on their respective exchanges. Equity securities which are primarily traded in Latin American or South American markets are valued each day approximately at the time of the close of regular trading on the NYSE as though such time were the close of trading on such Latin American or South American market and such Latin American or South American market were a U.S. market. When the NYSE is open, but the foreign market on which an equity security primarily trades is closed, such as for a foreign national holiday, the security will generally be valued at the last available closing value (subject to the Fair Value Procedures adopted by the Board) using the prevailing exchange rate as described below. If some event occurs affecting or likely to affect the price of an equity security or group of equity securities to a significant extent including but not limited to material market movement, changes in market conditions after a foreign market closes, but prior to 4:00 p.m. Eastern Time, or a company development, such as a material business development, dividend declaration, stock split or rights offering, and if adequate and timely information relating to the event is not available or is not taken into account by the pricing service, the Adviser should review the pricing furnished by the pricing service to determine whether it is appropriate in the circumstances. In such case, the Adviser will obtain market quotations from another source or will make a fair value determination of such securities using other appropriate value measurements and such information will be presented to the Board for ratification at its next scheduled meeting. If the primary market for such an equity security suspends or limits trading or price movements, whether for the market as a whole or the particular security, and trading also occurs on a secondary market which has not suspended or limited trading or price movement, valuation will be based on information from the secondary market provided by the

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Adviser. If all markets on which such an equity security have suspended trading, the Adviser will fair value such security as provided above. Information that becomes known after the close of the NYSE, normally 4:00 p.m. Eastern time, on any business day may be assessed in determining net asset value per share after the time of receipt of the information, but will not be used to retroactively adjust the price of the security determined earlier or on a prior day.

Initial public offering securities are initially valued at cost. Upon commencement of trading, these securities are valued like any other equity security.

Debt obligations (including convertible debt) for which market quotations are readily available are valued at the average of the latest bid and ask prices. If there were no ask prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Board.

Assets and liabilities denominated in foreign currencies will be translated into U.S. dollars at the prevailing exchange rates as provided by an appropriate pricing service. Forward currency exchange contracts will be valued using interpolated forward exchange rates. Prevailing foreign exchange rates and forward currency foreign exchange rates may generally be obtained on a consistent basis at approximately 11:00 a.m. Eastern time, which approximates the close of the London Exchange. As available and as provided by an appropriate pricing service, translation of foreign security and currency market values will also occur with the use of foreign exchange rates obtained at the close of the NYSE, normally 4:00 p.m. Eastern time.

Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and other assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value American Depositary Receipt securities at the close of the relevant U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

DIVIDENDS AND DISTRIBUTIONS

The Funds intend to pay dividends and capital gain distributions, if any, on an annual basis. You may have dividends and/or capital gain distributions that are declared by a Fund automatically reinvested at NAV in additional shares of the Fund. You will make an election to receive distributions in cash and/or Fund shares at the time you first purchase your shares. You may change this election by notifying a Fund or your financial intermediary in writing at any time prior to the record date for a particular dividend or distribution. There are no sales or other charges in connection with the reinvestment of dividends and capital gain distributions. Shares purchased through reinvestment will receive a price based on the NAV on the reinvestment date, which is typically the date dividends or capital gains are paid to shareholders. There can be no assurance that a Fund will pay any dividends or realize any capital gains or other income with which to pay dividends and distributions. Distributions are taxable to you whether received in cash or additional shares. A dividend or capital gain distribution paid on shares purchased shortly before that dividend or capital gain distribution was declared will be subject to income taxes.

TAX INFORMATION

A Fund expects that distributions will consist primarily of investment company taxable income and net capital gain. Capital gains may be taxed at different rates depending on the length of time a Fund holds the securities giving rise to such capital gains. Dividends from investment company taxable income (including distributions of net short term capital gains, i.e., gains from securities held by a Fund for one year or less) are generally taxable to you as ordinary income if you are a U.S. shareholder. Properly designated distributions of net capital gain, i.e., net long term capital gains minus net short term capital loss (“Capital Gain Dividends”), are taxable to you at long term capital gain rates no matter how long you have owned your shares. A Fund’s distributions, whether you receive them in cash or reinvest them in additional shares of a Fund, generally will be subject to federal and, if applicable, state and local taxes. Although dividends (including dividends from short term capital gains) are generally taxable as ordinary income, individual shareholders who satisfy certain holding periods and other requirements are taxed on such dividends at long term capital gain rates to the extent the dividends are attributable to “qualified dividend income” received by a Fund. Qualified dividend income generally consists of dividends received from U.S. corporations (other than certain dividends from real estate investment trusts and regulated investment companies) and certain foreign corporations. The amount of qualified dividend income distributed by a Fund in any year depends on its investments and cannot be predicted. Corporations may be able to take a dividends-received deduction for a portion of the

33

income dividends they receive. A redemption of Fund shares or an exchange of Fund shares for shares of another fund will be treated for tax purposes as a sale of Fund shares, and any gain you realize on such a transaction generally will be taxable. A Fund may be required to withhold, as backup withholding, a portion of the dividends, distributions, and redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Also, dividends, distributions, and redemption proceeds payable to foreign shareholders may be subject to a federal withholding tax.

A dividend declared by the Funds in October, November, or December to shareholders of record on a specific date in such a month and paid during January of the following year will be treated as paid in December for tax purposes.

After the end of each year, a Fund will provide you with the information regarding any shares you redeemed and the federal tax status of any dividends or distributions you received during the previous year.

Under current law, interest, dividends and capital gains from the Funds generally will be subject to the 3.8 percent federal tax that is imposed on net investment income of U.S. individuals with modified adjusted gross income exceeding $200,000 (or $250,000 if married filing jointly), and of estates and trusts.

If you sell your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

This summary of tax consequences is intended for general information only and is subject to change by legislative, judicial, or administrative action, and any such change may be retroactive. It is applicable only to shareholders who are U.S. persons. A Fund may make taxable distributions during periods in which the share price has declined. A more complete discussion of the tax rules applicable to you and the Funds can be found in the SAI that is incorporated by reference into this Prospectus. You should consult a tax adviser concerning the federal, state, and local tax consequences of your investment in the Funds.

MAILINGS AND E-DELIVERY TO SHAREHOLDERS

In our continuing efforts to reduce duplicative mail and Fund expenses, we currently send a single copy of prospectuses and shareholder reports to your household even if more than one member in your household owns the same fund or funds described in the prospectus or report. Additional copies of our prospectuses and reports may be obtained by calling 800-GABELLI (800-422-3554). If you do not want us to continue to consolidate your fund mailings and would prefer to receive separate mailings at any time in the future, please call us at the telephone number above and we shall resume separate mailings, in accordance with your instructions, within thirty days of your request. Each Fund offers electronic delivery of Fund documents. Shareholders of a Fund can elect to receive each Fund’s annual, semiannual, and quarterly reports, as well as manager commentaries and prospectuses via e-delivery. For more information or to sign up for e-delivery, please visit a Fund’s website at www.gabelli.com. Shareholders who purchased shares of a Fund through a financial intermediary should contact their financial intermediary to sign up for e-delivery of the Fund documents, if available

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FINANCIAL HIGHLIGHTS

The Financial Highlights tables are intended to help you understand the financial performance of each Fund, other than the Food of All Nations Fund and the RBI Fund, for the past fiscal year. The financial information shown below for the Media Mogul Fund and the Pet Parents’ Fund is that of the Predecessor Funds. The total returns in the tables represent the percentage amount that an investor would have earned or lost on an investment in each Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with each Fund’s financial statements and related notes, is included in the Predecessor Funds’ annual report, which is available upon request. The financial highlights are not available at this time for the Food of All Nations Fund and the RBI Fund because these Funds have not commenced operations prior to the date of this prospectus. Financial information, when available, will be included in each Fund’s next annual or semiannual report.

MEDIA MOGUL FUND

Selected data for a share of beneficial interest outstanding throughout each period:

	Year ended September 30, 2018	For the Period Ended September 30, 2017(a)
Operating Performance:
Net asset value, beginning of period	$11.38	$10.00

Net investment loss(b)	(0.06)	(0.05)
Net realized and unrealized gain	0.16	1.43

Total from investment operations	0.10	1.38

Net asset value, end of period	$11.48	$11.38

Total NAV Return†	0.88%	13.80%

Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000’s)	$5,738	$4,554
Ratio of net investment loss to average net assets	(0.54)%	(0.54	)%(c)
Ratio of operating expenses before waivers/reimbursements	3.43%	4.68	%(c)
Ratio of net operating expenses net of waivers/reimbursements	0.90%	0.90	%(c)
Portfolio turnover rate	19%	8%

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized.

(a)	The Fund commenced investment operations on December 1, 2016.

(b)	Per share data are calculated using the average shares outstanding method.

(c)	Annualized.
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PET PARENTS’ FUND

Selected data for a share of beneficial interest outstanding throughout each period:

	For the Period Ended September 30, 2018(a)
Operating Performance:
Net asset value, beginning of period	$10.00

Net investment income(b)	0.01
Net realized and unrealized gain	0.34

Total from investment operations	0.35

Net asset value, end of period	$10.35

Total NAV Return†	3.50%

Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000’s)	$1,294
Ratio of net investment income to average net assets	0.51	%(c)
Ratio of operating expenses before waivers/reimbursements	9.57	%(c)
Ratio of net operating expenses net of waivers/reimbursements	0.90	%(c)
Portfolio turnover rate	59%

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized.

(a)	The Fund commenced investment operations on June 19, 2018.

(b)	Per share data are calculated using the average shares outstanding method.

(c)	Annualized.
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Gabelli Innovations Trust

Gabelli Media Mogul Fund

Gabelli Pet Parents’TM Fund

Gabelli Food of All Nations Fund

Gabelli RBI Fund

For More Information:

For more information about each Fund, the following documents will be available free upon request:

Annual/Semiannual Reports:

Each Fund’s semiannual and audited annual reports to shareholders will contain additional information on the Funds’ investments. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about each Fund, including their operations and investment policies. It is incorporated by reference, and is legally considered a part of this prospectus.

You can obtain free copies of these documents and prospectuses of other funds in the Gabelli/GAMCO Fund Complex, or request other information and discuss your questions about a Fund by mail, toll free telephone, or the Internet as follows:

Gabelli Innovations Trust

One Corporate Center

Rye, NY 10580-1422

Telephone: 800-GABELLI (800-422-3554)

www.gabelli.com

You can also review and/or copy a Fund’s prospectuses, annual/semiannual reports, and SAI at the Public Reference Room of the SEC in Washington, DC. You can obtain text-only copies:

•	Free from the Fund’s website at www.gabelli.com.

•	For a fee, by electronic request at publicinfo@sec.gov, by writing to the Public Reference Section of the SEC, Washington, DC 20549-1520, or by calling 202-551-8090.

•	Free from the EDGAR Database on the SEC’s website at www.sec.gov.

(Investment Company Act File No. 811-23160)

Subject to Completion, dated March 19, 2019

Gabelli Innovations Trust

Gabelli Media Mogul Fund

Gabelli Pet Parents’TM Fund

Gabelli Food of All Nations Fund

Gabelli RBI Fund

STATEMENT OF ADDITIONAL INFORMATION

The information in this statement of additional information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This statement of additional information is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer and sale is not permitted.

March [   ], 2019

This Statement of Additional Information (“SAI”), which is not a prospectus, describes:

FUND	TICKER SYMBOL
Gabelli Media Mogul Fund (“Media Mogul Fund”)	MOGLX
Gabelli Pet Parents’TM Fund (“Pet Parents’ Fund”)	PETZX
Gabelli Food of All Nations Fund (“Food of All Nations Fund”)	FOANX
Gabelli RBI Fund (“RBI Fund”)	GRBIX

(each a “Fund” and together the “Funds”) which are series of the Gabelli Innovations Trust, Delaware statutory trust (the “Company”). This SAI should be read in conjunction with the prospectus for shares of the Funds dated March 19, 2019. This SAI is incorporated by reference in its entirety into the Company’s prospectus. The financial statements for the Gabelli Media Mogul NextShares and the Gabelli Pet Parents’TM NextShares (each a “Predecessor Fund” and together the “Predecessor Funds”) for the fiscal year ended September 30, 2018 and the semiannual period ended March 31, 2018, are hereby incorporated by reference into this SAI. For a free copy of the prospectus, please contact the Company at the address, telephone number, or Internet website printed below.

One Corporate Center

Rye, New York 10580-1422

Telephone: 800-GABELLI (800-422-3554)

www.gabelli.com

GENERAL INFORMATION

The Company is a registered investment company organized under the laws of the State of Delaware on November 29, 2018. The Gabelli Media Mogul Fund, Pet Parents’ Fund, Food of All Nations Fund and RBI Fund are each a series of the Company. Each Fund is classified as a non-diversified investment company. The Company’s principal office is located at One Corporate Center, Rye, New York 10580-1422. Each Fund is advised by Gabelli Funds, LLC (the “Adviser”).

INVESTMENT STRATEGIES AND RISKS

Each Fund’s prospectus discusses the investment objective of each Fund and the principal strategies to be employed to achieve these objectives. This SAI contains supplemental information concerning certain types of securities and other instruments in which a Fund may invest, additional strategies that the Fund may utilize in seeking to achieve its investment objective, and certain risks associated with such investments and strategies. Subject to the investment policies and restrictions contained in the prospectus and this SAI, a Fund may invest in any of the securities described herein, unless stated otherwise.

Equity Securities

Common stocks represent the residual ownership interest in the issuer and holders of common stock are entitled to the income and increase in the value of the assets and business of the issuer after all of its debt obligations and obligations to preferred stockholders are satisfied. Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

Equity securities also include preferred stock (whether or not convertible into common stock) and debt securities convertible into or exchangeable for common or preferred stock. Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects.

As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similarly stated yield characteristics. Debt securities that are convertible into or exchangeable for preferred or common stock are liabilities of the issuer but are generally subordinated to more senior elements of the issuer’s balance sheet. Although such securities also generally reflect an element of conversion value, their market value also varies with interest rates and perceived credit risk. The market value of preferred stock will also generally reflect whether (and if so when) the issuer may force holders to sell their preferred shares back to the issuer and whether (and if so when) the holders may force the issuer to buy back their preferred shares. Generally speaking the right of the issuer to repurchase the preferred stock tends to reduce any premium that the preferred stock might otherwise trade at due to interest rate or credit factors, while the right of the holders to require the issuer to repurchase the preferred stock tend to reduce any discount that the preferred stock might otherwise trade at due to interest rate or credit factors.

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The Adviser believes that opportunities for capital appreciation may be found in the preferred stock and convertible securities of companies. This is particularly true in the case of companies that have performed below expectations at the time the preferred stock or convertible security was issued. If the company’s performance has been poor enough, its preferred stock and convertible debt securities will trade more like its common stock than like a fixed income security and may result in above average appreciation once it becomes apparent that performance is improving. Even if the credit quality of the company is not in question, the market price of the convertible security will often reflect little or no element of conversion value if the price of its common stock has fallen substantially below the conversion price. This leads to the possibility of capital appreciation if the price of the common stock recovers. Many convertible securities are not investment grade, that is, they are not rated BBB or better by Standard & Poor’s Ratings Services (“S&P”), a division of McGraw-Hill Companies, Inc., or Baa or better by Moody’s Investors Service, Inc. (“Moody’s”) and not considered by the Adviser to be of similar quality. There is no minimum credit rating for these securities in which a Fund may invest. Preferred stocks and convertible securities have many of the same characteristics and risks as nonconvertible debt securities described below.

Nonconvertible Fixed Income Securities

Under normal market conditions, the Funds may invest in lower-quality nonconvertible fixed income securities. The category of fixed income securities which are not convertible or exchangeable for common stock includes preferred stocks, bonds, corporate notes, debentures, asset and mortgage backed securities, and money market instruments such as commercial paper and bankers acceptances. These investments involve interest rate risk and credit risk. When interest rates decline, the value of such securities generally rises. Conversely, when interest rates rise, the value of such securities generally declines; this risk is particularly pronounced given that certain interest rates are at or near historical lows. It is also possible that the issuer of a security will not be able to make interest and principal payments when due. There is also no minimum credit rating for these securities in which the Funds may invest. Accordingly, the Funds could invest in securities in default. The market values of lower-quality fixed income securities tend to be less sensitive to changes in prevailing interest rates than higher-quality securities but more sensitive to individual corporate developments than higher-quality securities. Such lower-quality securities also tend to be more sensitive to economic conditions than are higher-quality securities. Accordingly, these lower-quality securities are considered predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the higher-quality categories. Even securities rated Baa or BBB by Moody’s and S&P respectively, which ratings are considered investment grade, possess some speculative characteristics. There are risks involved in applying credit ratings as a method for evaluating high yield obligations in that credit ratings evaluate the safety of principal and interest payments, not market value risk. In addition, credit rating agencies may not change credit ratings on a timely basis to reflect changes in economic or company conditions that affect a security’s market value. A Fund will rely on its Adviser’s judgment, analysis, and experience in evaluating the creditworthiness of an issuer. In this evaluation, the Adviser will take into consideration, among other things, the issuer’s financial resources and ability to cover its interest and fixed charges, factors relating to the issuer’s industry and its sensitivity to economic conditions and trends, its operating history, the quality of the issuer’s management, and regulatory matters.

The risk of loss due to default by the issuer is significantly greater for the holders of lower-quality securities because such securities are generally unsecured and are often subordinated to other obligations of the issuer. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their interest payment obligations. An issuer’s ability to service its debt obligations may also be adversely affected by specific corporate developments, its inability to meet specific projected business forecasts, or the unavailability of additional financing.

Factors adversely affecting the market value of high yield and other securities will adversely affect a Fund’s net asset value per share (“NAV”). In addition, a Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings.

From time to time, proposals have been discussed regarding new legislation designed to limit the use of certain high yield debt securities by issuers in connection with leveraged buy-outs, mergers, and acquisitions, or to limit the deductibility of interest payments on such securities. Such proposals, if enacted into law, could reduce the market for such debt securities generally, could negatively affect the financial condition of issuers of high yield securities by removing or reducing a source of future financing, and could negatively affect the value of specific high yield

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issues and the high yield market in general. For example, under a provision of the Internal Revenue Code of 1986, as amended (the “Code”), a corporate issuer may be limited from deducting all of the original issue discount on high-yield discount obligations (i.e., certain types of debt securities issued at a significant discount to their face amount). The likelihood of passage of any additional legislation or the effect thereof is uncertain.

The secondary trading market for lower-quality fixed income securities is generally not as liquid as the secondary market for higher- quality securities and is very thin for some securities. The relative lack of an active secondary market may have an adverse impact on market price and a Fund’s ability to dispose of particular issues when necessary to meet its liquidity needs or in response to a specific economic event such as the deterioration in the creditworthiness of the issuer. The relative lack of an active secondary market for certain securities may also make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing its portfolio. Market quotations are generally available on many high yield issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During such times, the responsibility of the Company’s Board of Trustees (the “Board” and each member of the Board, a “Trustee”) to value the securities becomes more difficult and judgment plays a greater role in valuation because there is less reliable, objective data available.

Options

Each Fund may purchase put and call options. An option on a security (or index) is a contract that gives the holder of the option, in return for the payment of a “premium,” the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price prior to the expiration date of the option. The purchase price of an option is called the “premium.” The writer of an option on a security has the obligation upon exercise of the option to: (1) deliver the underlying security upon payment of the exercise price (in the case of a call option), or (2) pay the exercise price upon delivery of the underlying security (in the case of a put option). The writer of an option on an index has the obligation upon exercise of the option to pay an amount equal to the cash value of the index minus the exercise price, multiplied by a specified multiplier for the index option. Unlike exchange traded options, which are standardized, the terms of over-the-counter (“OTC”) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

The potential loss to an option buyer is limited to the amount of the premium plus transaction costs. This will be the case if the option is held and not exercised prior to its expiration date. Generally, an option writer sells options with the goal of obtaining the premium paid by the option buyer, but that person could also seek to profit from an anticipated rise or decline in option prices. If an option sold by an option writer expires without being exercised, the writer retains the full amount of the premium. The option writer, however, has unlimited economic risk because its potential loss, except to the extent offset by the premium received when the option was written, is equal to the amount the option is “in-the-money” at the expiration date. A call option is in-the-money if the value of the underlying position exceeds the exercise price of the option. A put option is in-the-money if the exercise price of the option exceeds the value of the underlying position. Generally, any profit realized by an option buyer represents a loss for the option writer. The writing of an option will not be considered to constitute the issuance of a “senior security” by a Fund for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a Fund, if the Fund “earmarks” on its records or places in a segregated account with its custodian, liquid assets in a segregated account in sufficient amount to cover the transaction.

If a trading market in particular options were to become unavailable, investors in those options (such as the Funds) would be unable to close out their positions until trading resumes, and they may be faced with substantial losses if the value of the underlying interest moves adversely during that time. Even if the market were to remain available, there may be times when option prices will not maintain their customary or anticipated relationships to the prices of the underlying interests and related interests. Lack of investor interest, changes in volatility, or other factors or conditions might adversely affect the liquidity, efficiency, continuity, or even the orderliness of the market for particular options.

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Each Fund bears the risk that the Adviser will not accurately predict future market trends. If the Adviser attempts to use an option as a hedge against, or as a substitute for, a portfolio investment, a Fund will be exposed to the risk that the option will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving options can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Many options, in particular OTC options, are complex and often valued based on subjective factors. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund.

Certain types of options that the Funds may purchase or sell may now be regulated as swaps by the Commodity Futures Trading Commission (“CFTC”), an agency of the U.S. government, or as security-based swaps by the Securities and Exchange Commission. The regulation of such options as swaps or security-based swaps is a recent development and there can be no assurance that the regulation of these types of instruments as swaps will not have an adverse effect on a Fund that utilizes these instruments.

Futures Contracts and Options on Futures Contracts

Each Fund may enter into futures contracts and options on futures contracts. A Fund will only enter into futures contracts and options on futures contracts that are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system. A Fund will not use futures or options on futures for speculative purposes.

A futures contract is an agreement between two parties to buy or sell at a specific time in the future a specific quantity of a commodity at a specific price. The commodity may consist of an asset, a reference rate, or an index. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying commodity. When entering into a futures contract, a Fund would be required to make a good faith margin deposit in cash or U.S. Government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract if it is not terminated prior to its specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Initial margin deposits are typically calculated as a percentage of the contract’s market value.

After a futures contract position is opened, the value of the contract is marked to market daily. When a Fund takes a long position in a futures contract, it must segregate liquid assets equal to the purchase price of the contract, less any margin or deposit. When a Fund takes a short position in a futures contract, the Fund must “earmark” on its records or place in a segregated account with its custodian, liquid assets in an amount equal to the market value of the securities underlying such contract (less any margin or deposit), which amount must be at least equal to the market price at which the short position was established. Asset segregation requirements are not applicable when a Fund “covers” an options or futures position generally by entering into an offsetting position.

An option on a futures contract (or futures option) conveys the right, but not the obligation, to purchase (in the case of a call option) or sell (in the case of a put option) a specific futures contract at a specific price (called the “exercise” or “strike” price) any time before the option expires. The seller of an option is called an option writer. The purchase price of an option is called the premium. The potential loss to an option buyer is limited to the amount of the premium plus transaction costs. This will be the case, for example, if the option is held and not exercised prior to its expiration date. Generally, an option writer sells options with the goal of obtaining the premium paid by the option buyer. If an option sold by an option writer expires without being exercised, the writer retains the full amount of the premium. The option writer, however, has unlimited economic risk because its potential loss, except to the extent offset by the premium received when the option was written, is equal to the amount the option is “in-the- money” at the expiration date. A call option is in-the-money if the value of the underlying futures contract exceeds the exercise price of the option. A put option is in-the-money if the exercise price of the option exceeds the value of the underlying futures contract. Generally, any profit realized by an option buyer represents a loss for the option writer.

Each Fund may engage in futures contracts and options on futures contracts only to the extent permitted by the CFTC and the SEC. An option to buy a futures contract is “in-the-money” if the then-current purchase price of the

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underlying futures contract exceeds the exercise or strike price; an option to sell a futures contract is “in-the-money” if the exercise or strike price exceeds the then-current purchase price of the contract that is the subject of the option.

The risk of loss in trading futures contracts and in writing futures options can be substantial, because of the low margin deposits required, the extremely high degree of leverage involved in futures and options pricing, and the potential high volatility of the futures markets. As a result, a relatively small price movement in a futures position may result in immediate and substantial loss (or gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account was then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract, and the writing of a futures option, may result in losses in excess of the amount invested in the position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements (and segregation requirements, if applicable) at a time when it may be disadvantageous to do so. In addition, on the settlement date, a Fund may be required to make delivery of the instruments underlying the futures positions it holds.

A Fund could suffer losses if it is unable to close out a futures contract or a futures option because of an illiquid secondary market. Futures contracts and futures options may be closed out only on an exchange which provides a secondary market for such products. However, there can be no assurance that a liquid secondary market will exist for any particular futures product at any specific time. Thus, it may not be possible to close a futures or option position. Moreover, most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. The inability to close futures and options positions also could have an adverse impact on the ability to hedge a portfolio investment or to establish a substitute for a portfolio investment.

A Fund bears the risk that the Adviser will incorrectly predict future market trends. If the Adviser attempts to use a futures contract or a futures option as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the futures position will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving futures products can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

A Fund could lose margin payments it has deposited with its futures broker, if, for example, the broker breaches its agreement with the Fund or becomes insolvent or goes into bankruptcy. In that event, a Fund may be entitled to the return of margin owed to it only in proportion to the amount received by the broker’s other customers, potentially resulting in losses to the Fund.

Currency Transactions

A Fund may enter into various currency transactions, including forward foreign currency contracts, currency swaps, foreign currency or currency index futures contracts and put and call options on such contracts or on currencies. A forward foreign currency contract involves an obligation to purchase or sell a specific currency for a set price at a future date. A currency swap is an arrangement whereby each party exchanges one currency for another on a particular date and agrees to reverse the exchange on a later date at a specific exchange rate. Forward currency contracts and currency swaps generally are established in the interbank market directly between currency traders (usually large commercial banks or other financial institutions) on behalf of their customers. Currency swaps and certain types of forward currency contracts now are regulated as swaps by the CFTC and, although they may still be established in the interbank market by currency traders on behalf of their customers, such instruments now must be

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executed in accordance with applicable federal regulations. The regulation of such currency swaps and forward currency contracts as swaps is a recent development and there can be no assurance that the additional regulation of these types of options will not have an adverse effect on a Fund that utilizes these instruments. Futures contracts are similar to forward contracts except that they are traded on an organized exchange and the obligations thereunder may be offset by taking an equal but opposite position to the original contract, with profit or loss determined by the relative prices between the opening and offsetting positions.

A Fund expects to enter into these currency transactions in primarily the following circumstances: to “lock in” the U.S. dollar equivalent price of a security the Fund is contemplating to buy or sell that is denominated in a non-U.S. currency; or to protect against a decline in the U.S. dollar versus the currency of a particular country to which the Fund’s portfolio has exposure. A Fund anticipates seeking to achieve the same economic result by utilizing from time to time for such hedging a currency different from the one of the given portfolio security as long as, in the view of the Adviser, such currency is essentially correlated to the currency of the relevant portfolio security based on historic and expected exchange rate patterns.

Other Swap and Derivative Transactions

A Fund may enter into total rate of return, credit default, or other types of swaps and related derivatives for the purpose of hedging and risk management. These transactions generally provide for the transfer from one counterparty to another of certain risks inherent in the ownership of a financial asset such as a common stock or debt instrument. Such risks include, among other things, the risk of default and insolvency of the obligor of such asset, the risk that the credit of the obligor or the underlying collateral will decline or the risk that the common stock of the underlying issuer will decline in value. The transfer of risk pursuant to a derivative of this type may be complete or partial, and may be for the life of the related asset or for a shorter period. These derivatives may be used as a risk management tool for a pool of financial assets, providing a Fund with the opportunity to gain or reduce exposure to one or more reference securities or other financial assets (each, a “Reference Asset”) without actually owning or selling such assets in order, for example, to increase or reduce a concentration risk or to diversify a portfolio. Conversely, these derivatives may be used by a Fund to reduce exposure to an owned asset without selling it.

Because a Fund would not own the Reference Assets, the Fund may not have any voting rights with respect to the Reference Assets, and in such cases all decisions related to the obligors or issuers of the Reference Assets, including whether to exercise certain remedies, will be controlled by the swap counterparties.

Total rate of return swaps and similar derivatives are subject to many risks, including the possibility that the market will move in a manner or direction that would have resulted in gain for a Fund had the swap or other derivative not been utilized (in which case it would have been better had a Fund not engaged in the interest rate hedging transactions), the risk of imperfect correlation between the risk sought to be hedged and the derivative transactions utilized, the possible inability of the counterparty to fulfill its obligations under the swap, and potential illiquidity of the hedging instrument utilized, which may make it difficult for a Fund to close out or unwind one or more hedging transactions.

Total rate of return swaps and related derivatives present certain legal, tax, and market uncertainties. There is currently little or no case law or litigation characterizing total rate of return swaps or related derivatives, interpreting their provisions, or characterizing their tax treatment.

Regulation of Certain Options, Currency Transactions and Other Derivative Transactions as Swaps or Security-Based Swaps

Title VII of the Dodd-Frank Act, enacted in July 2010, the “Derivatives Title,” includes provisions that comprehensively regulate the over-the-counter (i.e., not exchange-traded) derivatives markets for the first time. This regulation requires that certain of the options, currency transactions and other derivative transactions entered into by the Funds are regulated as swaps by the CFTC or regulated as security-based swaps by the SEC (collectively, “swaps”).

The SEC, other U.S. regulators, and to a lesser extent the CFTC (the “Regulators”) still are in the process of adopting regulations to implement the Derivatives Title, though certain aspects of the new regulatory structure are

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substantially complete. Until the Regulators complete their rulemaking efforts, the full extent to which the Derivatives Title and the rules adopted thereunder will impact the Funds is unclear. It is possible that the continued development of this new regulatory structure for swaps may jeopardize certain trades and/or trading strategies that may be employed by the Adviser, or at least make them more costly.

Current regulations require the mandatory central clearing and mandatory exchange trading of particular types of interest rate swaps and index credit default swaps (together, “Covered Swaps”). Together, these regulatory requirements change a Fund’s trading of Covered Swaps. With respect to mandatory central clearing, a Fund is now required to clear its Covered Swaps through a clearing broker, which requires, among other things, posting initial margin and variation margin to the Fund’s clearing broker in order to enter into and maintain positions in Covered Swaps. With respect to mandatory exchange trading, the Adviser may be required to become a participant of a new type of execution platform called a swap execution facility (“SEF”) or may be required to access the SEF through an intermediary (such as an executing broker) in order to be able to trade Covered Swaps for a Fund. In either scenario, the Adviser and/or a Fund may incur additional legal and compliance costs and transaction fees. Just as with the other regulatory changes imposed as a result of the implementation of the Derivatives Title, the increased costs and fees associated with trading Covered Swaps may jeopardize certain trades and/or trading strategies that may be employed by the Adviser, or at least make them more costly.

Additionally, the Regulators have finalized regulations with a phased implementation that may require swap dealers to collect from a Fund’s initial margin and variation margin for uncleared derivatives transactions in certain circumstances. The Regulators also plan to finalize proposed regulations that would impose upon swap dealers certain new capital requirements. These requirements, when finalized and implemented, may make certain types of trades and/or trading strategies more costly or impermissible. The Derivatives Title also requires swap dealers and major swap participants to register with the SEC and/or the CFTC, as appropriate. Swap dealers and major swap participants are subject to a panoply of new regulations, including among others, capital and margin requirements and business conduct standards. Additionally, it is expected that swap dealers will transfer at least some of their compliance costs to counterparties in the form of higher fees or less favorable marks on swap transactions. This means that the Funds could face increased transaction costs when entering into swaps with a swap dealer.

These requirements of the Derivatives Title may also increase the cost of certain hedging and other derivatives transactions. Until the Regulators complete the rulemaking process for the Derivatives Title, it is unknown the extent to which such risks may materialize. There can be no assurance that these developments will not adversely affect the business and investment activities of the Adviser and the Funds.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps

Subject to the guidelines of the Board, the Funds may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging, yield enhancement and risk management purposes, in each case in accordance with the rules and regulations of the CFTC. The Funds rely upon an exclusion from the definition of “commodity pool operator” to avoid registration with the CFTC, and this exclusion imposes certain trading restrictions on the Funds. These trading restrictions permit each Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of a Fund’s assets committed to margin and option premiums and (ii) non-bona fide hedging transactions, provided that a Fund not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on a Fund’s existing futures or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of a Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. In addition to meeting one of the foregoing trading limitations, the Funds may not market themselves as a commodity pool or otherwise as a vehicle for trading in the futures, options or swaps markets.

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1940 Act Limitations

To the extent the terms of derivatives transactions obligate a Fund to make payments, the Fund may earmark or segregate cash or liquid assets in an amount at least equal to the current value of the amount then payable by the Fund under the terms of such transactions or otherwise cover such transactions in accordance with applicable interpretations of the staff of the SEC. If the current value of the amount then payable by a Fund under the terms of such transactions is represented by the notional amounts of such investments, the Fund would segregate or earmark cash or liquid assets having a market value at least equal to such notional amounts, and if the current value of the amount then payable by the Fund under the terms of such transactions is represented by the market value of the Fund’s current obligations, the Fund would segregate or earmark cash or liquid assets having a market value at least equal to such current obligations. To the extent the terms of derivatives transactions obligate a Fund to deliver particular securities to extinguish the Fund’s obligations under such transactions the Fund may “cover” its obligations under such transactions by either (i) owning the securities or collateral underlying such transactions or (ii) having an absolute and immediate right to acquire such securities or collateral without additional cash consideration (or, if additional cash consideration is required, having earmarked or segregated an appropriate amount of cash or liquid assets). Such earmarking, segregation or cover is intended to provide a Fund with available assets to satisfy its obligations under such transactions. As a result of such earmarking, segregation or cover, a Fund’s obligations under such transactions will not be considered senior securities representing indebtedness for purposes of the 1940 Act, or considered borrowings subject to the Fund’s limitations on borrowings, but may create leverage for the Fund. To the extent that a Fund’s obligations under such transactions are not so earmarked, segregated or covered, such obligations may be considered “senior securities representing indebtedness” under the 1940 Act and therefore subject to a 300% asset coverage requirement pursuant to 1940 Act requirements.

These earmarking, segregation or cover requirements can result in a Fund maintaining securities positions it would otherwise liquidate, segregating or earmarking assets at a time when it might be disadvantageous to do so or otherwise restrict portfolio management. In addition, earmarking, segregation or cover requirements will generally limit a Fund’s leverage.

Investments in Warrants and Rights

A Fund may invest in warrants or rights (other than those acquired in units or attached to other securities) which entitle the holder to buy equity securities at a specific price for or at the end of a specific period of time. A Fund will do so only if the underlying equity securities are deemed appropriate by the Adviser for inclusion in the Fund’s portfolio.

Investing in rights and warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and thus can be a riskier investment. The value of a right or warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the issuer whose equity underlies the warrant, a change in the perception as to the future price of the underlying security, or any combination thereof. Rights and warrants generally pay no dividends and confer no voting or other rights other than the right to purchase the underlying security.

When Issued, Delayed Delivery Securities, and Forward Commitments

A Fund may enter into forward commitments for the purchase or sale of securities, including on a “when issued” or “delayed delivery” basis. In such transactions, instruments are bought with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization, or debt restructuring, i.e., a when, as, and if issued security. When such transactions are negotiated, the price is fixed at the time of the commitment, with payment and delivery taking place in the future, generally a month or more after the date of the commitment. While a Fund will only enter into a forward commitment with the intention of actually acquiring the security, a Fund may sell the security before the settlement date if it is deemed advisable.

Securities purchased under a forward commitment are subject to market fluctuation, and no interest (or dividends) accrues to a Fund prior to the settlement date. A Fund will “earmark” on its records or place in a segregated account with its custodian, through book-entry notations, cash or liquid securities in an aggregate amount at least equal to the amount of its outstanding forward commitments on a daily basis. When a Fund engages in when-issued delayed delivery, or forward commitment transactions, it relies on the other party to consummate the trade. Failure of the other party to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

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Short Sales

A Fund may make short sales of securities. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline. A Fund expects to make short sales both to obtain capital gains from anticipated declines in securities and as a form of hedging to offset potential declines in long positions in the same or similar securities. The short sale of a security is considered a speculative investment technique.

When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale in order to satisfy its obligation to deliver the security upon conclusion of the sale. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities.

A Fund’s obligation to replace the borrowed security will be secured by collateral, usually cash, U.S. government securities, or other highly liquid securities deposited with the broker-dealer. A Fund will also be required to deposit similar collateral with its custodian to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal to 100% of the current market value of the security sold short. Depending on arrangements made with the broker-dealer from which it borrowed the security regarding payment over of any payments received by a Fund on such security, the Fund may not receive any payments (including interest) on its collateral deposited with such broker-dealer.

If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, that Fund will incur a loss; conversely, if the price declines, that Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. Although a Fund’s gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited. Purchasing securities to close out the short position can itself cause the price of the securities to rise further, thereby exacerbating the loss. There is the risk that the securities borrowed by a Fund in connection with a short-sale must be returned to the securities lender on short notice. If a request for return of borrowed securities occurs at a time when other short-sellers of the security are receiving similar requests, a “short squeeze” can occur, and a Fund may be compelled to replace borrowed securities previously sold short with purchases on the open market at the most disadvantageous time, possibly at prices significantly in excess of the proceeds received at the time the securities were originally sold short.

A Fund may also make short sales “against the box” without respect to such limitations. In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire at no additional cost the identical security.

Repurchase Agreements

A Fund may enter into repurchase agreements with banks and non-bank dealers of U.S. government securities which are listed as reporting dealers of the Federal Reserve Bank and which furnish collateral at least equal in value or market price to the amount of their repurchase obligation. In a repurchase agreement, a Fund purchases a debt security from a seller which undertakes to repurchase the security at a specified resale price on an agreed future date. The resale price generally exceeds the purchase price by an amount which reflects an agreed-upon market interest rate for the term of the repurchase agreement.

The primary risk of entering into repurchase agreements is that if the seller defaults, the proceeds from the disposition of underlying securities and other collateral for the seller’s obligation would be less than the repurchase price. If the seller becomes bankrupt, a Fund might be delayed in selling the collateral. Under the 1940 Act, repurchase agreements are considered loans. Repurchase agreements usually are for short periods, such as one week or less, but could be longer. In addition, a Fund will not enter into repurchase agreements of a duration of more than seven days if, taken together with restricted securities and other securities for which there are no readily available quotations, more than 15% of its total assets would be so invested.

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Loans of Portfolio Securities

To increase income, a Fund may lend its portfolio securities to securities broker-dealers or financial institutions if (1) the loan is collateralized in accordance with applicable regulatory requirements including collateralization continuously at no less than 100% by marking to market daily, (2) the loan is subject to termination by that Fund at any time, (3) the Fund receives reasonable interest or fee payments on the loan, (4) the Fund is able to exercise all voting rights with respect to the loaned securities and (5) the loan will not cause the value of all loaned securities to exceed 33 1/3% of the value of the Fund’s assets.

If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates and a Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over the value of the collateral. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in collateral should the borrower of the securities fail financially.

Borrowing

A Fund may not borrow money except for (1) short term credits from banks as may be necessary for the clearance of portfolio transactions and (2) borrowings from banks for temporary or emergency purposes, including the meeting of redemption requests, would otherwise require the untimely disposition of their portfolio securities. A Fund may mortgage, pledge, or hypothecate assets to secure such borrowings.

Borrowing may exaggerate the effect on net asset value per share of any increase or decrease in the market value of securities purchased with borrowed funds. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of securities purchased.

Temporary Defensive Investments

For temporary defensive purposes, a Fund may invest up to 100% of its assets in nonconvertible fixed income securities or high quality money market instruments.

When a temporary defensive posture is believed by the Adviser to be warranted (“temporary defensive periods”), a Fund may without limitation hold cash or invest all or a portion of its assets in money market instruments and repurchase agreements in respect of those instruments. The money market instruments in which a Fund may invest are obligations of the U.S. government, its agencies or instrumentalities; commercial paper rated “A-1” or higher by S&P or “Prime-1” by Moody’s; and certificates of deposit and bankers’ acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation. During temporary defensive periods, a Fund may also invest to the extent permitted by applicable law in shares of money market mutual funds. Money market mutual funds are investment companies and the investments in those companies by a Fund are in some cases subject to certain fundamental investment restrictions and applicable law. As a shareholder in a mutual fund, a Fund will bear its ratable share of its expenses, including management fees, and will remain subject to payment of the fees to the Adviser, with respect to assets so invested. A Fund may find it more difficult to achieve its investment objective during temporary defensive periods.

Economic Events and Market Risk

Periods of market volatility remain, and may continue to occur in the future, in response to various political, social and economic events both within and outside of the United States. These conditions have resulted in, and in many cases continue to result in, greater price volatility, less liquidity, widening credit spreads and a lack of price transparency, with many securities remaining illiquid and of uncertain value. Such market conditions may adversely affect a Fund, including by making valuation of some of the Fund’s securities uncertain and/or result in sudden and significant valuation increases or declines in the Fund’s holdings.

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Risks resulting from any future debt or other economic crisis could also have a detrimental impact on the global economy, the financial condition of financial institutions and our business, financial condition and results of operation. Market and economic disruptions have affected, and may in the future affect, consumer confidence levels and spending, personal bankruptcy rates, levels of incurrence and default on consumer debt and home prices, among other factors. To the extent uncertainty regarding the U.S. or global economy negatively impacts consumer confidence and consumer credit factors, our business, financial condition and results of operations could be significantly and adversely affected. Downgrades to the credit ratings of major banks could result in increased borrowing costs for such banks and negatively affect the broader economy. Moreover, Federal Reserve policy, including with respect to certain interest rates and the decision to end its quantitative easing policy, may also adversely affect the value, volatility and liquidity of dividend- and interest-paying securities. Market volatility, tariffs, rising interest rates and/or a return to unfavorable economic conditions could impair a Fund’s ability to achieve its investment objective.

Government Intervention in Financial Markets Risk

Global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region may adversely affect companies in a different country or region. In the past, instability in the financial markets has led governments and regulators around the world to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of a Fund’s portfolio holdings. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund.

The SEC and its staff are reportedly engaged in various initiatives and reviews that seek to improve and modernize the regulatory structure governing investment companies. These efforts appear to be focused on risk identification and controls in various areas, including imbedded leverage through the use of derivatives and other trading practices, cybersecurity, liquidity, enhanced regulatory and public reporting requirements and the evaluation of systemic risks. Any new rules, guidance or regulatory initiatives resulting from these efforts could increase a Fund’s expenses and impact its returns to shareholders or, in the extreme case, impact or limit its use of various portfolio management strategies or techniques and adversely impact the Fund.

In particular, in October 2016, the SEC adopted a new liquidity risk management rule requiring open-end funds, such as the Funds to establish a liquidity risk management program and enhance disclosures regarding fund liquidity. Certain aspects of the rule went into effect on December 1, 2018, while implementation of other aspects of the rule has been delayed until June 1, 2019. Additionally, the SEC adopted new monthly portfolio holdings reporting requirements that would be applicable to each Fund. A Fund will currently be required to begin reporting this information to the SEC no later than April 30, 2019. The effect these new rules will have on the Funds is not yet known, but may impact the Funds’ performance and ability to achieve their investment objectives.

The Trump administration has called for substantial changes to U.S. fiscal and tax policies, including comprehensive corporate and individual tax reform. In addition, the Trump administration has called for significant changes to U.S. trade, healthcare, immigration, foreign, and government regulatory policy. In this regard, there is significant uncertainty with respect to legislation, regulation and government policy at the federal level, as well as the state and local levels. Recent events have created a climate of heightened uncertainty and introduced new and difficult-to-quantify macroeconomic and political risks with potentially far-reaching implications. There has been a corresponding meaningful increase in the uncertainty surrounding interest rates, inflation, foreign exchange rates, trade volumes and fiscal and monetary policy. To the extent the U.S. Congress or Trump administration implements changes to U.S. policy, those changes may impact, among other things, the U.S. and global economy, international

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trade and relations, unemployment, immigration, corporate taxes, healthcare, the U.S. regulatory environment, inflation and other areas. Some particular areas identified as subject to potential change, amendment or repeal include the Dodd-Frank Act, including the Volcker Rule and various swaps and derivatives regulations, credit risk retention requirements and the authorities of the Federal Reserve, the Financial Stability Oversight Council and the SEC. Although it is impossible to predict the impact, if any, of these changes to a Fund’s business, they could adversely affect the Funds’ business, financial condition, operating results and cash flows.

In addition, the recently enacted Tax Cuts and Jobs Act (the “Act”) makes substantial changes to the Code. Among those changes are a significant permanent reduction in the generally applicable corporate tax rate, changes in the taxation of individuals and other non-corporate taxpayers that generally but not universally reduce their taxes on a temporary basis subject to “sunset” provisions, the elimination or modification of various previously allowed deductions (including substantial limitations on the deductibility of interest and, in the case of individuals, the deduction for personal state and local taxes), certain additional limitations on the deduction of net operating losses, certain preferential rates of taxation on certain dividends and certain business income derived by non-corporate taxpayers in comparison to other ordinary income recognized by such taxpayers, and significant changes to the international tax rules. The effect of these, and the many other changes made in the Act is highly uncertain, both in terms of their direct effect on the taxation of an investment in the Funds’ shares and their indirect effect on the value of the Funds’ assets, the Funds’ shares or market conditions generally. Furthermore, many of the provisions of the Act will require guidance through the issuance of Treasury regulations in order to assess their effect. There may be a substantial delay before such regulations are promulgated, increasing the uncertainty as to the ultimate effect of the statutory amendments on the Funds. It is also likely that there will be technical corrections legislation proposed with respect to the Act, the effect of which cannot be predicted and may be adverse to the Funds or Fund shareholders.

Special Risks Related to Cyber Security

The Funds and their service providers are susceptible to cyber security risks that include, among other things, theft, unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential and highly restricted data; denial of service attacks; unauthorized access to relevant systems, compromises to networks or devices that the Funds and their service providers use to service the Funds’ operations; or operational disruption or failures in the physical infrastructure or operating systems that support the Funds and their service providers. Cyber-attacks against or security breakdowns of the Funds or their service providers may adversely impact the Funds and their shareholders, potentially resulting in, among other things, financial losses; the inability of Fund shareholders to transact business and the Funds to process transactions; inability to calculate each Fund’s NAV; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs; and/or additional compliance costs. The Funds may incur additional costs for cyber security risk management and remediation purposes. In addition, cyber security risks may also impact issuers of securities in which the Funds invest, which may cause the Funds’ investment in such issuers to lose value. There can be no assurance that the Funds or their service providers will not suffer losses relating to cyber-attacks or other information security breaches in the future.

Portfolio Turnover (All Funds)

The investment policies of a Fund may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest or currency exchange rates. The portfolio turnover may be higher than that of other investment companies. Portfolio turnover generally involves some expense to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. The portfolio turnover rate is computed by dividing the lesser of the amount of the securities purchased or securities sold by the average monthly value of securities owned during the year (excluding securities whose maturities at acquisition were one year or less). Portfolio turnover may vary from year to year.

The following table shows the Predecessor Funds’ (as defined herein) portfolio turnover rate for the fiscal years ended September 30, 2018. No portfolio turnover information is included here for the other Funds because the Funds have not yet commenced operations.

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Portfolio Turnover Rates
	2018	2017
Media Mogul Fund	19%	8%*
Pet Parents’ Fund	59%*	N/A

      * For the period from inception on June 19, 2018 through September 30, 2018.

Convertible Securities

A Fund may invest in convertible securities. In evaluating a convertible security, the Adviser places primary emphasis on the attractiveness of the underlying common stock and the potential for capital appreciation through conversion. A Fund will normally purchase only investment grade, convertible debt securities having a rating of, or equivalent to, at least an S&P rating of “BBB” (which securities may have speculative characteristics) or, if unrated, judged by the Adviser to be of comparable quality. A Fund may also invest in more speculative convertible debt securities, provided such securities have a rating of, or equivalent to, at least an S&P rating of “B”.

A convertible security entitles the holder to exchange the security for a fixed number of shares of common stock or other equity security, usually of the same company, at fixed prices within a specified period of time. A convertible security entitles the holder to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege.

A convertible security entitles the holder to exchange the security for a fixed number of shares of common stock or other equity security, usually of the same company, at fixed prices within a specified period of time. A convertible security entitles the holder to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege.

To the degree that the price of a convertible security rises above its investment value because of a rise in price of the underlying common stock, it is influenced more by price fluctuations of the underlying common stock and less by its investment value. The price of a convertible security that is supported principally by its conversion value will rise along with any increase in the price of the common stock, and the price generally will decline along with any decline in the price of the common stock except that the convertible security will receive additional support as its price approaches investment value. A convertible security purchased or held at a time when its price is influenced by its conversion value will produce a lower yield than nonconvertible senior securities with comparable investment values. Convertible securities may be purchased by a Fund at varying price levels above their investment values and/or their conversion values in keeping with that Fund’s investment objective.

Many convertible securities in which a Fund will invest have call provisions entitling the issuer to redeem the security at a specified time and at a specified price. This is one of the features of a convertible security that affects valuation. Calls may vary from absolute calls to provisional calls. Convertible securities with superior call protection usually trade at a higher premium. If long term interest rates decline, the interest rates of new convertible securities will also decline. Therefore, in a falling interest rate environment companies may be expected to call convertible securities with high coupons and a Fund would have to invest the proceeds from such called issues in securities with lower coupons. Thus, convertible securities with superior call protection will permit a Fund to maintain a higher yield than issues without call protection. Convertible securities may include corporate notes or preferred stock, but are ordinarily a long term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, increases as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock. Convertible securities rank senior to common stocks in an issuer’s capital structure and are consequently of higher quality and entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

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In selecting convertible securities for a Fund, the Adviser relies primarily on its own evaluation of the issuer and the potential for capital appreciation through conversion. It does not rely on the rating of the security or sell the security because of a change in rating absent a change in its own evaluation of the underlying common stock and the ability of the issuer to pay principal and interest or dividends when due without disrupting its business goals. Interest or dividend yield is a factor only to the extent it is reasonably consistent with prevailing rates for securities of similar quality and thereby provides a support level for the market price of the security. A Fund will purchase the convertible securities of highly leveraged issuers only when, in the judgment of the Adviser, the risk of default is outweighed by the potential for capital appreciation.

The issuers of debt obligations having speculative characteristics may experience difficulty in paying principal and interest when due in the event of a downturn in the economy or unanticipated corporate developments. The market prices of such securities may become increasingly volatile in periods of economic uncertainty. Moreover, adverse publicity or the perceptions of investors over which the Adviser has no control, whether or not based on fundamental analysis, may decrease the market price and liquidity of such investments. Although the Adviser will attempt to avoid exposing a Fund to such risks, there is no assurance that it will be successful or that a liquid secondary market will continue to be available for the disposition of such securities.

Corporate Debt Obligations

A Fund may invest its assets in corporate debt obligations having a rating lower than a S&P rating of “BBB,” a Moody’s rating of “Baa” or, if unrated, judged by the Adviser to be of comparable quality (often referred to as “junk bonds”). Corporate debt obligations include securities such as bonds, debentures, notes, or other similar securities issued by corporations.

A Fund believes that investing in corporate debt obligations is consistent with the Fund’s investment objective of seeking capital appreciation. For example, an issuer’s ability to repay principal and interest when due may be underestimated by the market; as a result, that issuer may be required to pay a higher interest rate or its debt securities may be selling at a lower market price than issuers of similar strength. When the market recognizes their inherent value, a Fund anticipates that the price of such securities will appreciate. In the case of convertible debt securities, the market’s recognition of a company’s real value and, in turn, the market value of its convertible securities, may not occur until some anticipated development or other catalyst emerges to cause an increase in the market value of the company’s common stock. In the case of any corporate debt obligation under evaluation by the Adviser for purchase by a Fund, the receipt of income is an incidental consideration.

The ratings of Moody’s and S&P generally represent the opinions of those organizations as to the quality of the securities that they rate. Such ratings, however, are relative and subjective, are not absolute standards of quality, and do not evaluate the market risk of the securities. Although the Adviser uses these ratings as a criterion for the selection of securities for a Fund, the Adviser also relies on its independent analysis to evaluate potential investments for the Fund. See Appendix A – “Description of Corporate Debt Ratings.”

Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its ratings may be reduced below the minimum required for purchase by the Fund. In addition, it is possible that Moody’s and S&P might not timely change their ratings of a particular issue to reflect subsequent events. None of these events will require the sale of the securities by a Fund, although the Adviser will consider these events in determining whether the Fund should continue to hold the securities. To the extent that the ratings given by Moody’s or S&P for securities may change as a result of changes in the ratings systems or due to a corporate reorganization of Moody’s and/or S&P, a Fund will attempt to use comparable ratings as standards for its investments in accordance with the investment objective and policies of that Fund.

Low-rated and comparable unrated securities (a) will likely have some quality and protective characteristics that, in the judgment of the rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions and (b) are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation.

While the market values of low-rated and comparable unrated securities tend to react less to fluctuations in interest rate levels than the market values of higher-rated securities, the market values of certain low-rated and comparable

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unrated securities also tend to be more volatile and sensitive to individual corporate developments and changes in economic conditions than higher rated securities. In addition, low-rated securities and comparable unrated securities generally present a higher degree of credit risk. Issuers of low-rated and comparable unrated securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because low-rated and comparable unrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. A Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The existence of limited markets for low-rated and comparable unrated securities may diminish a Fund’s ability to obtain accurate market quotations for purposes of valuing such securities and calculating its NAV. Moreover, because not all dealers maintain markets in all low-rated and comparable unrated securities, there is no established retail secondary market for many of these securities and a Fund does not anticipate that those securities could be sold other than to institutional investors.

Fixed income securities, including low-rated securities and comparable unrated securities, frequently have call or buy-back features that permit their issuers to call or repurchase the securities from their holders, such as a Fund. If an issuer exercises these rights during periods of declining interest rates, a Fund may have to replace the security with a lower-yielding security, thus resulting in a decreased return to that Fund.

Investment in Small, Unseasoned Companies, and Other Illiquid Securities

A Fund may invest in small, less well-known companies (including predecessors) which have operated for less than three years. The securities of small, unseasoned companies may have a limited trading market, which may adversely affect their disposition and can result in their being priced lower than might otherwise be the case. If other investment companies and investors who invest in such issuers trade the same securities when a Fund attempts to dispose of its holdings, the Fund may receive lower prices than might otherwise be obtained. These companies may have limited product lines, markets, or financial resources and may lack management depth. In addition, these companies are typically subject to a greater degree of changes in earnings and business prospects than larger, more established companies. Although investing in securities of these companies offers potential for above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value.

A Fund will not invest, in the aggregate, more than 15% of its net assets in illiquid securities. These securities include securities which are restricted from public sale, securities for which market quotations are not readily available, and repurchase agreements maturing or terminable in more than seven days. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in OTC markets. Securities freely saleable among qualified institutional investors pursuant to Rule 144A under the Securities Act of 1933, as amended, and as adopted by the SEC, may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly, the Board will monitor their liquidity. The Board will review pertinent factors such as trading activity, reliability of price information and trading patterns of comparable securities in determining whether to treat any such security as liquid for purposes of the foregoing liquidity test. To the extent the Board treats such securities as liquid, temporary impairments to trading patterns of such securities may adversely affect a Fund’s liquidity.

Foreign Securities

A Fund may invest directly in foreign equity securities, including in emerging markets, and in securities represented by Global Depository Receipts (“GDRs”), European Depositary Receipts (“EDRs”), or American Depositary Receipts (“ADRs”). ADRs are dollar denominated receipts generally issued by domestic banks, which evidence ownership interests in a security or pool of securities issued by a foreign issuer. ADRs are publicly traded on exchanges or OTC in the United States. GDRs and EDRs are receipts similar to ADRs and are typically issued by foreign banks or trust companies, although they also may be issued by U.S. financial institutions, and evidence ownership in a security or pool of securities issued by either a foreign or U.S. corporation. Thus, investment in shares of a Fund should be made with an understanding of the risks inherent in an investment in foreign securities either directly or in the form of ADRs, GDRs, or EDRs. Foreign securities investments may be affected by changes

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in currency rates or exchange control regulations, changes in governmental administration or economic or monetary policy (in the United States and abroad) or changed circumstances in dealings between nations. Dividends paid by foreign issuers may be subject to withholding and other foreign taxes that may decrease the net return on these investments as compared to dividends paid to a Fund by domestic corporations. In addition, there may be less publicly available information about foreign issuers than about domestic issuers, and foreign issuers are not subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those of domestic issuers. Securities of some foreign issuers are less liquid and more volatile than securities of comparable domestic issuers and foreign brokerage commissions are generally higher than in the United States. Foreign securities markets may also be less liquid, more volatile, and less subject to government supervision than those in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation, and potential difficulties in enforcing contractual obligations. These risks are more pronounced in the securities of companies located in emerging markets. Securities purchased on foreign exchanges may be held in custody by a foreign branch of a domestic bank.

In addition, with respect to all ADRs, GDRs, and EDRs, there is always the risk of loss due to currency fluctuations. There are certain risks associated with investments in unsponsored ADR programs. Because the non-U.S. company does not actively participate in the creation of the ADR program, the underlying agreement for service and payment will be between the depository and the shareholder. The company issuing the stock underlying the ADRs pays nothing to establish the unsponsored facility, as fees for ADR issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody, and dividend payment. In an unsponsored ADR program, there also may be several depositories with no defined legal obligations to the non-U.S. company. The duplicate depositories may lead to marketplace confusion because there would be no central source of information to buyers, sellers, and intermediaries. The efficiency of centralization gained in a sponsored program can greatly reduce the delays in delivery of dividends and annual reports.

Foreign Currency

A Fund may invest in securities denominated in foreign currencies, including the purchase of foreign currency on a spot (or cash) basis. A change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of a Fund’s assets and income. In addition, although a portion of a Fund’s investment income may be received or realized in such currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the exchange rate for any such currency declines after a Fund’s income has been earned and computed in U.S. dollars but before conversion and payment, the Fund could be required to liquidate portfolio securities to make such distributions.

Currency exchange rates may be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, by currency controls, or political developments in the U.S. or abroad.

Emerging Market Securities

A Fund may invest in emerging market securities. Such investments involve special risks. The economies, markets, and political structures of a number of the emerging market countries in which a Fund may invest do not compare favorably with the U.S. and other mature economies in terms of wealth and stability. Therefore, investments in these countries may be riskier, and will be subject to erratic and abrupt price movements. Some economies are less well developed and less diverse (for example, Latin America, Eastern Europe, and certain Asian countries) and more vulnerable to the ebb and flow of international trade, trade barriers, and other protectionist or retaliatory measures. Similarly, many of these countries, particularly in Southeast Asia, Latin America, and Eastern Europe, are grappling with severe inflation or recession, high levels of national debt, currency exchange problems, and government instability. Investments in countries that have recently begun moving away from central planning and state owned industries toward free markets, such as the Eastern European or Chinese economies, should be regarded as speculative.

Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties, and extreme poverty and unemployment. The issuer or governmental authority that controls the repayment of an emerging market country’s debt may not be able or willing to repay the principal and/or interest

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when due in accordance with the terms of such debt. A debtor’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, and, in the case of a government debtor, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, and the political constraints to which a government debtor may be subject. Government debtors may default on their debt and may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. Holders of government debt may be requested to participate in the rescheduling of such debt and to extend further loans to government debtors. If such an event occurs, a Fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government fixed income securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government debt obligations in the event of default under their commercial bank loan agreements.

The economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Investing in emerging market countries may entail purchasing securities issued by or on behalf of entities that are insolvent, bankrupt, in default, or otherwise engaged in an attempt to reorganize or reschedule their obligations, and in entities that have little or no proven credit rating or credit history. In any such case, the issuer’s poor or deteriorating financial condition may increase the likelihood that an investing Fund will experience losses or diminution in available gains due to bankruptcy, insolvency, or fraud.

Corporate Reorganizations and Risk Arbitrage Securities

A Fund may invest in securities for which a tender or exchange offer has been made or announced and in securities for which a merger, consolidation, liquidation, or reorganization proposal has been announced. The primary risk of this type of investing is that if the contemplated transaction is abandoned, revised, delayed, or becomes subject to unanticipated uncertainties, the market price of the securities may decline below the purchase price paid by a Fund.

In general, securities that have announced reorganization transactions sell at a premium to their historic market price immediately prior to the announcement of the tender offer or reorganization proposal. However, the increased market price of such securities may reflect a discount to what the stated or appraised value of the security would be if the contemplated transaction were approved or consummated. Such investments may be particularly advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets, or cash to be received by shareholders of the prospective acquiring portfolio company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of such contingencies requires unusually broad knowledge and experience on the part of the Adviser which must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction, but also the financial resources and business motivation of the offeror as well as the dynamics of the business climate when the offer or proposal is in progress.

From time to time, a Fund may invest in risk arbitrage securities. Risk arbitrage securities are securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spinoffs, or tender or exchange offers) or that the Adviser believes are underpriced relative to an economically equivalent security of the same or another company. A merger or other restructuring or tender or exchange offer proposed at the time a Fund invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to that Fund.

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Since such investments are ordinarily short term in nature, they will tend to increase a Fund’s portfolio turnover ratio, thereby increasing its brokerage and other transaction expenses. The Adviser intends to select investments of the type described which, in its view, have a reasonable prospect of capital appreciation which is significant in relation to both the risk involved and the potential of available alternate investments.

A Fund’s investments in a single corporate reorganization transaction may be limited by its fundamental policies regarding diversification among issuers and industry concentration (see “Investment Restrictions” below), or otherwise by its investment policies. Because such investments are ordinarily short term in nature, they may increase a Fund’s portfolio turnover ratio, thereby increasing its brokerage and other transaction expenses. The Adviser intends to select investments of the type described which, in its view, have a reasonable prospect of significant capital appreciation in relation to both the risks involved and the potential of available alternate investments.

Other Investment Companies

A Fund may invest in investment company securities, including small business investment companies, which are not affiliated with the Funds, or G.distributors, LLC (“G.distributors” or the “Distributor”). Investment company securities are securities of other open-end or closed-end investment companies. Except for so-called fund-of-funds, the 1940 Act generally prohibits a fund from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the Fund’s total assets in any one investment company and no more than 10% in any combination of investment companies. The 1940 Act further prohibits s fund from acquiring in the aggregate more than 10% of the outstanding voting shares of any registered closed-end investment company. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but the total return on such investments at the investment company level may be reduced by the operating expenses and fees of such other investment companies, including advisory fees.

Exchange Traded Funds

Exchange traded funds (“ETFs”) are a type of investment company security bought and sold on a securities exchange. An ETF generally represents a portfolio of securities designed to track a particular market index. A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile, and ETFs have management fees which increase their costs.

Writing Covered Call Options

A Fund may write (sell) “covered” call options and purchase options to close out options previously written by the Fund. In writing covered call options, a Fund expects to generate additional premium income which should serve to enhance that Fund’s total return and reduce the effect of any price decline of the asset involved in the option.

A call option gives the holder (buyer) the “right to purchase” a security, currency, or other asset at a specified price (the exercise price) at expiration of the option (European style) or at any time until a certain date (the expiration date) (American style). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure his obligation to deliver the underlying security or currency in the case of a call option, a writer is required to deposit in escrow the underlying security or currency or other assets in accordance with the rules of a clearing corporation. This means that a Fund will own at least the same quantity of the security, currency or other assets subject to the option or an option to purchase the same underlying security, currency, or other asset, having an exercise price equal to or less than the exercise price of the “covered” option, or will establish and maintain with its custodian for the term of the option an account consisting of cash or liquid securities having a value equal to the fluctuating market value of the optioned assets.

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Portfolio assets on which call options may be written will be purchased solely on the basis of investment considerations consistent with a Fund’s investment objective. Writing covered call options may be used by a Fund to reduce its exposure to securities it does not wish to sell at the time it writes the option. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying asset above the exercise price, retains the risk of loss should the price decline, and also gives up, to some degree, control over the timing of sale of the underlying assets. If a call option which a Fund has written expires, that Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying asset during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying asset. A Fund does not consider an asset covering a call to be “pledged” as that term is used in a Fund’s policy which limits the pledging or mortgaging of its assets.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying asset from being called, or to permit the sale of the underlying asset. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying asset with either a different exercise price or expiration date or both. A Fund will be unable to control losses or effect such strategies through closing transactions where a liquid secondary market for options on such assets does not exist. If a Fund desires to sell a particular asset from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the asset. If a Fund cannot enter into such a transaction, it may be required to hold an asset that it might otherwise have sold. There is, of course, no assurance that a Fund will be able to effect such closing transactions at a favorable price.

Call options written by a Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, a Fund may purchase an underlying asset for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such asset from its portfolio. In such cases, additional costs may be incurred.

A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying asset, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying asset owned by a Fund. However, gains and losses on investments in options depend in part on the Adviser’s ability to predict correctly the direction of stock prices, interest rates, and other economic factors. Options may fail as hedging techniques in cases where the price movements of the securities underlying the options do not follow the price movements of the portfolio securities subject to the hedge.

Writing Uncovered Call Options

A Fund is authorized to write, i.e., sell, uncovered call options on securities or instruments in which it may invest but that are not currently held by that Fund. The principal reason for writing uncovered call options is to realize income without committing capital to the ownership of the underlying securities or instruments. When writing uncovered call options, a Fund must deposit and maintain sufficient margin with the broker-dealer through which it made the uncovered call option as collateral to ensure that the securities can be purchased for delivery if and when the option is exercised. In addition, in connection with each such transaction a Fund will “earmark” on its records or place in a segregated account with its custodian, unencumbered liquid securities or cash with a value at least equal to the Fund’s exposure (the difference between the unpaid amounts owed by the Fund on such transaction minus any collateral deposited with the broker-dealer), on a marked-to-market basis (as calculated pursuant to requirements of the SEC). Such segregation will ensure that a Fund has assets available to satisfy its obligations with respect to the transaction and will avoid any potential leveraging of the Fund’s portfolio. Such segregation will not limit a Fund’s exposure to loss. During periods of declining securities prices or when prices are stable, writing uncovered calls can be a profitable strategy to increase a Fund’s income with minimal capital risk. Uncovered calls are riskier than covered calls because there is no underlying security held by a Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. When an uncovered call is exercised, a Fund must purchase the underlying security to meet its call obligation. There is also a risk, especially with less liquid preferred and debt securities, that the securities may not be available for purchase. If the purchase price exceeds the exercise price, a Fund will lose the difference.

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Purchasing Put Options

A Fund may purchase put options in securities, currencies, or other assets owned by the Fund or on options to purchase the same underlying security, currency, or other assets, having an exercise price equal to or less than the exercise price of the put option. As the holder of a put option, a Fund would have the right to sell the underlying asset at the exercise price at any time during the option period or at the expiration of the option. A Fund may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire. A Fund may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its assets. An example of such use of put options is provided below.

A Fund may purchase a put option on an underlying asset owned by that Fund (a “protective put”) but does not wish to sell at that time as a defensive technique in order to protect against an anticipated decline in the value of the asset. Such hedge protection is provided only during the life of the put option when a Fund, as the holder of the put option, is able to sell the underlying asset at the put exercise price regardless of any decline in the underlying asset’s value. For example, a put option may be purchased in order to protect unrealized appreciation of an asset where the Adviser deems it desirable to continue to hold the asset because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the asset is eventually sold.

Purchase and Sale of Options and Futures Contracts on Stock Indices

A Fund may purchase put and call options and write put and call options on stock indices as a hedge against movements in the equity markets or for speculative purposes. A Fund may also purchase and sell stock index futures contracts as a hedge against movements in the equity markets or for speculative purposes.

Options on stock indices are similar to options on specific securities except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock index ordinarily gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock index is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on specific securities, all settlements of options on stock indices are in cash and gain or loss depends on general movements in stock included in the index rather than price movements in particular stocks. When a Fund writes an option on a stock index, it will “earmark” on its records or establish a segregated account with that Fund’s custodian in which it will deposit liquid assets in an amount equal to the market value of the option, and it will maintain the account while the option is open. As indicated above, the purchase of an option entails a risk of loss of the entire investment because an option may become worthless upon expiration.

A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made.

If the Adviser expects general stock market prices to rise, it might cause a Fund to purchase a call option on a stock index or a futures contract on that index as a hedge against an increase in prices of particular equity securities it ultimately wants to buy. If in fact the stock index does rise, the price of the particular equity securities intended to be purchased may also increase, but that increase would be offset in part by the increase in the value of that Fund’s index option or futures contract resulting from the increase in the index. If, on the other hand, the Adviser expects general stock market prices to decline, it might cause a Fund to purchase a put option or sell a futures contract on the index. If that index does in fact decline, the value of some or all of the equity securities in a Fund’s portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of that Fund’s position in such put option or futures contract.

Alternatively, a Fund may purchase a call or a put option (or buy or sell a futures contract) on a stock index in lieu of an actual investment in, or disposition of, particular equity securities if it expects an increase or a decrease, as the case may be, in general stock market prices.

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Swap Contracts

A Fund may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument, which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term “specified index” includes, but is not limited to, currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, stock indices, and commodity indices (as well as amounts derived from arithmetic operations on these indices). For example, a Fund may agree to swap the return generated by a fixed income index for the return generated by a second fixed income index. The currency swaps in which a Fund may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

A Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating, either on the Adviser’s records or with the Fund’s custodian, cash or other liquid assets, to avoid any potential leveraging of the Fund. To the extent that the net amounts owed to a swap counterparty are covered with such liquid assets, the Adviser believes such obligations do not constitute “senior securities” under the 1940 Act and, accordingly, the Adviser will not treat them as being subject to a Fund’s borrowing restrictions. A Fund may enter into OTC swap transactions with counterparties that are approved by the Adviser in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings.

The swaps in which a Fund may engage may include instruments under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. Swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments a Fund is contractually obligated to make. If the other party to a swap defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund contractually is entitled to receive. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, a Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Certain swap transactions involve more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than traditional swap transactions.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used. See “Limitations on the Purchase and Sale of Futures Contracts, Certain Options and Swaps”.

A Fund may enter into total rate of return, credit default, or other types of swaps and related derivatives for various purposes, including gaining economic exposure to an asset or group of assets that may be difficult or impractical to acquire or for hedging and risk management. These transactions generally provide for the transfer from one party to another of certain risks inherent in the ownership of a financial asset such as a common stock or debt instrument. Such risks include, among other things, the risk of default and insolvency of the obligor of such asset, the risk that the credit of the obligor or the underlying collateral will decline, or the risk that the common stock of the underlying issuer will decline in value. The transfer of risk pursuant to a derivative of this type may be complete or partial, and may be for the life of the related asset or for a shorter period. These derivatives may be used as a risk management tool for a pool of financial assets, providing a Fund with the opportunity to gain or reduce exposure to one or more

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reference securities or other financial assets (each, a “Reference Asset”) without actually owning or selling such assets in order, for example, to increase or reduce a concentration risk or to diversify a portfolio. Conversely, these derivatives may be used by a Fund to reduce exposure to an owned asset without selling it.

Because a Fund may not own a particular Reference Asset, the Fund may not have any voting rights with respect to such Reference Asset, and in such cases all decisions related to the obligors or issuers of such Reference Asset, including whether to exercise certain remedies, will be controlled by the swap counterparties.

Total rate of return swaps and similar derivatives are subject to many risks, including the possibility that the market will move in a manner or direction that would have resulted in a gain for a Fund had the swap or other derivative not been utilized (in which case it would have been better had the Fund not engaged in the transactions), nearly unlimited exposure to changes in the value of the Reference Assets, total loss to the Fund of the entire notional amount of the swap, the risk of imperfect correlation between the risk sought to be hedged and the derivative transactions utilized, the possible inability of the counterparty to fulfill its obligations under the swap, and potential illiquidity of the instrument utilized, which may make it difficult for the Fund to close out or unwind one or more transactions.

Total rate of return swaps and related derivatives are a relatively recent development in the financial markets. Consequently, there are certain legal, tax, and market uncertainties that present risks in entering into such arrangements. There is currently little or no case law or litigation characterizing total rate of return swaps or related derivatives, interpreting their provisions, or characterizing their tax treatment. In addition, additional regulations and laws may apply to these types of derivatives that have not previously been applied. There can be no assurance that future decisions construing similar provisions to those in any swap agreement or other related documents or additional regulations and laws will not have an adverse effect on a Fund that utilizes these instruments. A Fund will monitor these risks and seek to utilize these instruments in a manner that does not lead to undue risk regarding the tax or other structural elements of the Fund. A Fund will not invest in these types of instruments if the Reference Assets are commodities except for bona fide hedging or risk management purposes. A Fund only will enter into swaps that are regulated by the CFTC if in doing so the Fund will continue to satisfy the restrictions imposed CFTC under Rule 4.5.

Interest Rate Futures Contracts and Options Thereon

A Fund may purchase or sell interest rate futures contracts to take advantage of or to protect the Fund against fluctuations in interest rates affecting the value of debt securities which the Fund holds or intends to acquire. For example, if interest rates are expected to increase, a Fund might sell futures contracts on debt securities, the values of which historically have a high degree of positive correlation to the values of the Fund’s portfolio securities. Such a sale would have an effect similar to selling an equivalent value of a Fund’s portfolio securities. If interest rates increase, the value of a Fund’s portfolio securities will decline, but the value of the futures contracts to the Fund will increase at approximately an equivalent rate thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. A Fund could accomplish similar results by selling debt securities with longer maturities and investing in debt securities with shorter maturities when interest rates are expected to increase. However, since the futures market may be more liquid than the cash market, the use of futures contracts as a risk management technique allows a Fund to maintain a defensive position without having to sell its portfolio securities.

Similarly, a Fund may purchase interest rate futures contracts when it is expected that interest rates may decline. The purchase of futures contracts for this purpose constitutes a hedge against increases in the price of debt securities (caused by declining interest rates) which a Fund intends to acquire. Since fluctuations in the value of appropriately selected futures contracts should approximate that of the debt securities that will be purchased, a Fund can take advantage of the anticipated rise in the cost of the debt securities without actually buying them. Subsequently, a Fund can make its intended purchase of the debt securities in the cash market and liquidate its futures position.

The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when a Fund is not fully

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invested it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.

The purchase of a put option on a futures contract is similar to the purchase of protective put options on portfolio securities. A Fund will purchase a put option on a futures contract to hedge the Fund’s portfolio against the risk of rising interest rates and consequent reduction in the value of portfolio securities.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the securities which are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund’s portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities that are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, a Fund will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of debt securities that Fund intends to purchase. If a put or call option a Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, a Fund’s losses from options on futures it has written may to some extent be reduced or increased by changes in the value of its portfolio securities.

Traditional Preferred Securities

Traditional preferred securities generally pay fixed or adjustable rate dividends to investors and generally have a “preference” over common stock in the payment of dividends and the liquidation of a company’s assets. This means that a company must pay dividends on preferred stock before paying any dividends on its common stock. In order to be payable, distributions on such preferred securities must be declared by the issuer’s board of directors. Income payments on typical preferred securities currently outstanding are cumulative, causing dividends and distributions to accumulate even if not declared by the board of directors or otherwise made payable. In such a case all accumulated dividends must be paid before any dividend on the common stock can be paid. However, some traditional preferred stocks are non-cumulative, in which case dividends do not accumulate and need not ever be paid. A portion of the portfolio may include investments in non-cumulative preferred securities, whereby the issuer does not have an obligation to make up any arrearages to its shareholders. Should an issuer of a non-cumulative preferred stock held by a Fund determine not to pay dividends on such stock, the amount of dividends the Fund pays may be adversely affected. There is no assurance that dividends or distributions on the preferred securities in which a Fund invests will be declared or otherwise made payable.

Preferred shareholders usually have no right to vote for corporate directors or on other matters. Shares of preferred stock have a liquidation value that generally equals the original purchase price at the date of issuance. The market value of preferred securities may be affected by favorable and unfavorable changes impacting companies in which a Fund invests and by actual and anticipated changes in tax laws, such as changes in corporate income tax rates or the “Dividends Received Deduction.” Because the claim on an issuer’s earnings represented by preferred securities may become onerous when interest rates fall below the rate payable on such securities, the issuer may redeem the securities. Thus, in declining interest rate environments in particular, a Fund’s holdings, if any, of higher rate-paying fixed rate preferred securities may be reduced and the Fund may be unable to acquire securities of comparable credit quality paying comparable rates with the redemption proceeds.

Trust Preferred Securities

A Fund may invest in trust preferred securities. Trust preferred securities are typically issued by corporations, generally in the form of interest bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The trust preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates.

Trust preferred securities are typically junior and fully subordinated liabilities of an issuer and benefit from a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. In addition, trust preferred

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securities typically permit an issuer to defer the payment of income for five years or more without triggering an event of default. Because of their subordinated position in the capital structure of an issuer, the ability to defer payments for extended periods of time without default consequences to the issuer, and certain other features (such as restrictions on common dividend payments by the issuer or ultimate guarantor when full cumulative payments on the trust preferred securities have not been made), these trust preferred securities are often treated as close substitutes for traditional preferred securities, both by issuers and investors. Trust preferred securities have many of the key characteristics of equity due to their subordinated position in an issuer’s capital structure and because their quality and value are heavily dependent on the profitability of the issuer rather than on any legal claims to specific assets or cash flows.

Trust preferred securities include but are not limited to trust originated preferred securities (“TOPRS®”); monthly income preferred securities (“MIPS®”); quarterly income bond securities (“QUIBS®” ); quarterly income debt securities (“QUIDS®”); quarterly income preferred securities (“QUIPSSM”); corporate trust securities (“CORTS®”); public income notes (“PINES®”); and other trust preferred securities.

Trust preferred securities are typically issued with a final maturity date, although some are perpetual in nature. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without default. No redemption can typically take place unless all cumulative payment obligations have been met, although issuers may be able to engage in open-market repurchases without regard to whether all payments have been paid.

Many trust preferred securities are issued by trusts or other special purpose entities established by operating companies and are not a direct obligation of an operating company. At the time the trust or special purpose entity sells such preferred securities to investors, it purchases debt of the operating company (with terms comparable to those of the trust or special purpose entity securities), which enables the operating company to deduct for tax purposes the interest paid on the debt held by the trust or special purpose entity. The trust or special purpose entity is generally required to be treated as transparent for Federal income tax purposes such that the holders of the trust preferred securities are treated as owning beneficial interests in the underlying debt of the operating company. Accordingly, payments on the trust preferred securities are treated as interest rather than dividends for Federal income tax purposes. The trust or special purpose entity in turn would be a holder of the operating company’s debt and would have priority with respect to the operating company’s earnings and profits over the operating company’s common shareholders, but would typically be subordinated to other classes of the operating company’s debt. Typically a preferred share has a rating that is slightly below that of its corresponding operating company’s senior debt securities.

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INVESTMENT RESTRICTIONS

The investment objectives of the Funds, and the following investment restrictions, are fundamental and may not be changed without the approval of a majority of the applicable Fund’s shareholders defined in the 1940 Act as the lesser of (1) 67% of the Fund’s shares present at a meeting if the holders of more than 50% of the outstanding shares are represented in person or by proxy, or (2) more than 50% of the Fund’s outstanding shares. All other investment policies or practices are considered not to be fundamental and accordingly may be changed without shareholder approval. If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values or total assets of a Fund will not be considered a deviation from policy. The below investment restrictions on borrowing apply on a continuous basis.

Media Mogul Fund

Under such restrictions, the Media Mogul Fund may not:

1.	Borrow money or issue senior securities, except through reverse repurchase agreements or otherwise as permitted under the 1940 Act, as interpreted, modified, or otherwise permitted by regulatory authority;

2.	Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This limitation shall not prevent the Fund from purchasing, selling, or entering into futures contracts, or acquiring securities or other instruments and options thereon backed by, or related to, physical commodities;

3.	Make loans of money or property to any person, except through loans of portfolio securities, the purchase of fixed income securities, or the acquisition of securities subject to repurchase agreements;

4.	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This limitation shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities issued by any company engaged in the real estate business;

5.	Underwrite the securities of other issuers, except to the extent that in connection with the disposition of portfolio securities or the sale of its own shares the Fund may be deemed to be an underwriter;

6.	Pledge, hypothecate, mortgage, or otherwise encumber its assets, except to secure permitted borrowings. Initial and variation margin for futures and options contracts will not be deemed to be a pledge of the Fund’s assets; or

7.	Invest 25% or more of its total assets, taken at market value at the time of each investment, in the securities of issuers in any particular industry or group of industries except that the Fund will invest 25% or more in the media industry.

Pet Parents’ Fund

Under such restrictions, the Pet Parents’ Fund may not:

1.	Borrow money or issue senior securities, except through reverse repurchase agreements or otherwise as permitted under the 1940 Act, as interpreted, modified, or otherwise permitted by regulatory authority;

2.	Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This limitation shall not prevent the Fund from purchasing, selling, or entering into futures contracts, or acquiring securities or other instruments and options thereon backed by, or related to, physical commodities;

3.	Make loans of money or property to any person, except through loans of portfolio securities, the purchase of fixed income securities, or the acquisition of securities subject to repurchase agreements;

4.	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This limitation shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities issued by any company engaged in the real estate business;

5.	Underwrite the securities of other issuers, except to the extent that in connection with the disposition of portfolio securities or the sale of its own shares the Fund may be deemed to be an underwriter;

6.	Pledge, hypothecate, mortgage, or otherwise encumber its assets, except to secure permitted borrowings. Initial and variation margin for futures and options contracts will not be deemed to be a pledge of the Fund’s assets; or

7.	Invest 25% or more of its total assets, taken at market value at the time of each investment, in the securities of issuers in any particular industry or group of industries except that the Fund will invest 25% or more in the Pet Industry.

Food of All Nations Fund

Under such restrictions, the Food of All Nations Fund may not:

1.	Borrow money or issue senior securities, except through reverse repurchase agreements or otherwise as permitted under the 1940 Act, as interpreted, modified, or otherwise permitted by regulatory authority;
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2.	Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This limitation shall not prevent the Fund from purchasing, selling, or entering into futures contracts, or acquiring securities or other instruments and options thereon backed by, or related to, physical commodities;

3.	Make loans of money or property to any person, except through loans of portfolio securities, the purchase of fixed income securities, or the acquisition of securities subject to repurchase agreements;

4.	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This limitation shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities issued by any company engaged in the real estate business;

5.	Underwrite the securities of other issuers, except to the extent that in connection with the disposition of portfolio securities or the sale of its own shares the Fund may be deemed to be an underwriter;

6.	Pledge, hypothecate, mortgage, or otherwise encumber its assets, except to secure permitted borrowings. Initial and variation margin for futures and options contracts will not be deemed to be a pledge of the Fund’s assets; or

7.	Invest 25% or more of its total assets, taken at market value at the time of each investment, in the securities of issuers in any particular industry except that the Fund will invest 25% or more in the food and beverage industries. This restriction does not apply to investments in U.S. government securities.

RBI Fund

Under such restrictions, the RBI Fund may not:

1.	Borrow money or issue senior securities, except through reverse repurchase agreements or otherwise as permitted under the 1940 Act, as interpreted, modified, or otherwise permitted by regulatory authority;

2.	Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This limitation shall not prevent the Fund from purchasing, selling, or entering into futures contracts, or acquiring securities or other instruments and options thereon backed by, or related to, physical commodities;

3.	Make loans of money or property to any person, except through loans of portfolio securities, the purchase of fixed income securities, or the acquisition of securities subject to repurchase agreements;

4.	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This limitation shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities issued by any company engaged in the real estate business;

5.	Underwrite the securities of other issuers, except to the extent that in connection with the disposition of portfolio securities or the sale of its own shares the Fund may be deemed to be an underwriter;

6.	Pledge, hypothecate, mortgage, or otherwise encumber its assets, except to secure permitted borrowings. Initial and variation margin for futures and options contracts will not be deemed to be a pledge of the Fund’s assets; or

7.	Invest 25% or more of its total assets, taken at market value at the time of each investment, in the securities of issuers in any particular industry or group of industries except that the Fund will invest 25% or more in the industrials industry.
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PORTFOLIO HOLDINGS INFORMATION

Employees of the Adviser and its affiliates will often have access to information concerning the portfolio holdings of a Fund. A Fund and the Adviser have adopted policies and procedures that require all employees to safeguard proprietary information of the Fund, which includes information relating to the Fund’s portfolio holdings as well as portfolio trading activity of the Adviser with respect to the Fund (collectively, “Portfolio Holdings Information”). In addition, a Fund and the Adviser have adopted policies and procedures providing that Portfolio Holdings Information may not be disclosed except to the extent that it is (a) made available to the general public by posting on the Fund’s website or filed as part of a required filing on Form N-Q or N-CSR or (b) provided to a third party for legitimate business purposes or regulatory purposes that has agreed to keep such information confidential under terms approved by the Adviser’s legal department or outside counsel, as described below. The Adviser will examine each situation under (b) with a view to determine that release of the information is in the best interest of a Fund and their shareholders and, if a potential conflict between the Adviser’s interests and the Fund’s interests arises, to have such conflict resolved by the Chief Compliance Officer or those Trustees who are not considered to be “interested persons,” as defined in the 1940 Act (the “Independent Trustees”). These policies further provide that no officer of the Company or employee of the Adviser shall communicate with the media about a Fund without obtaining the advance consent of the Chief Executive Officer, Chief Operating Officer of the Adviser, or Chief Executive Officer, or General Counsel of the parent company of the Adviser.

Under the foregoing policies, a Fund may disclose Portfolio Holdings Information in the circumstances outlined below. Disclosure generally may be either on a monthly or quarterly basis with no time lag in some cases and with a time lag of up to sixty days in other cases (with the exception of proxy voting services which require a regular download of data):

1.	To regulatory authorities in response to requests for such information and with the approval of the Chief Compliance Officer of a Fund;

2.	To mutual fund rating and statistical agencies and to persons performing similar functions where there is a legitimate business purpose for such disclosure and such entity has agreed to keep such data confidential at least until it has been made public by the Adviser;

3.	To service providers of a Fund, as necessary for the performance of their services to the Fund and to the Board, where such entity has agreed to keep such data confidential at least until it has been made public by the Adviser. A Fund’s current service providers that may receive such information are its administrator, sub-administrator, custodian, independent registered public accounting firm, legal counsel, and financial printers;

4.	To firms providing proxy voting or other proxy services provided such entity has agreed to keep such data confidential at least until it has been made public by the Adviser;

5.	To certain broker dealers, investment advisers, and other financial intermediaries for purposes of their performing due diligence on a Fund and not for dissemination of this information to their clients or use of this information to conduct trading for their clients. Disclosure of Portfolio Holdings Information in these circumstances requires the broker, dealer, investment adviser, or financial intermediary to agree to keep such information confidential at least until it has been made public by the Adviser and is further subject to prior approval of the Chief Compliance Officer of a Fund and shall be reported to the Board at the next quarterly meeting; and

6.	To consultants for purposes of performing analysis of a Fund, which analysis may be used by the consultant with its clients or disseminated to the public, provided that such entity shall have agreed to keep such information confidential at least until it has been made public by the Adviser.

As of the date of this SAI, a Fund makes information about its portfolio securities available to its administrator, sub-administrator, custodian, and proxy voting services on a daily basis, with no time lag, to its typesetter on a quarterly basis with a ten day time lag, to its financial printers on a quarterly basis with a forty-five day time lag, and to its independent registered public accounting firm and legal counsel on an as needed basis, with no time lag. The names of a Fund’s administrator, sub-administrator, custodian, independent registered public accounting firm, and legal counsel are set forth in this SAI. A Fund’s proxy voting service is Broadridge Financial Solutions, Inc., Donnelley Financial Solutions, and Appatura provide typesetting services for the Fund, and the Fund selects from a number of financial printers who have agreed to keep such information confidential at least until it has been made public by the Adviser.

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Other than arrangements with a Fund’s service providers and proxy voting service, the Fund have no ongoing arrangements to make available information about the Fund’s portfolio securities prior to such information being disclosed in a publicly available filing with the SEC that is required to include the information.

Disclosures made pursuant to a confidentiality agreement are subject to periodic confirmation by the Chief Compliance Officer of a Fund that the recipient has utilized such information solely in accordance with the terms of the agreement. Neither a Fund, nor the Adviser, nor any of the Adviser’s affiliates, will accept on behalf of itself, its affiliates, or the Fund any compensation or other consideration in connection with the disclosure of portfolio holdings of the Fund. The Board will review such arrangements annually with a Fund’s Chief Compliance Officer.

TRUSTEES AND OFFICERS

Under Delaware law, the Company’s Board is responsible for establishing a Fund’s policies and for overseeing the management of the Fund. The Board also elects a Fund’s officers who conduct the daily business of the Fund. Information pertaining to the Trustees and Executive Officers of the Company is as follows:

Name, Position(s), Address And Age (1)	Term of Office and Length of Time Served (2)	Number of Funds in Fund Complex Overseen by Trustee (3)	Principal Occupation(s) During Past Five Years	Other Directorships During the Past Five Years (4)
INTERESTED TRUSTEES (5) :
Mario J. Gabelli Chairman Age: 76	Since 2019	35	Chairman, Chief Executive Officer, and Chief Investment Officer– Value Portfolios of GAMCO Investors, Inc. and Chief Investment Officer– Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc.; Director/Trustee or Chief Investment Officer of other registered investment companies within the Gabelli/GAMCO Fund Complex; Chief Executive Officer of GGCP, Inc.; Executive Chairman of Associated Capital Group, Inc.	Director of Morgan Group Holdings, Inc. (holding company); Chairman of the Board and Chief Executive Officer of LICT Corp. (multimedia and communication services company); Director of CIBL, Inc. (broadcasting and wireless communications); Director of ICTC Group Inc. (communications)
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INDEPENDENT TRUSTEES (6) :
Anthony S. Colavita (7) Trustee Age 57	Since 2019	22	Attorney, Anthony S. Colavita, P.C.	—
Frank J. Fahrenkopf, Jr.(7) Trustee Age: 79	Since 2019	14	Co-Chairman of the Commission on Presidential Debates; Former President and Chief Executive Officer of the American Gaming Association (1995-2013); Former Chairman of the Republican National Committee (1983-1989)	Director of First Republic Bank (banking); Director of Eldorado Resorts, Inc. (casino entertainment company)
Michael J. Melarkey Trustee Age: 69	Since 2019	25	Of Counsel in the law firm of McDonald Carano Wilson LLP; Partner in the law firm of Avansino, Melarkey, Knobel, Mulligan & McKenzie (1980-2015)	Chairman of Southwest Gas Corporation (natural gas utility)
Kuni Nakamura (7) Trustee Age: 50	Since 2019	37	President of Advanced Polymer, Inc. (chemical manufacturing company); President of KEN Enterprises, Inc. (real estate)	—
Salvatore M. Salibello Trustee Age: 73	Since 2019	8	Senior Partner of Bright Side Consulting (consulting); Certified Public Accountant and Managing Partner of the certified public accounting firm of Salibello & Broder LLP (1978-2012); Partner of BDO Seidman, LLP (2012-2013)	Director of Nine West, Inc. (consumer products) (2002-2014)

Name, Position(s), Address (1) and Age	Term of Office and Length of Time Served (2)	Principal Occupation(s) During Past Five Years
OFFICERS:
Agnes Mullady President Age: 60	Since 2019	Officer of registered investment companies within the Gabelli/GAMCO Fund Complex since 2006; President and Chief Operating Officer of the Fund Division of Gabelli Funds, LLC since 2015; Chief Executive Officer of G.distributors, LLC since 2010; Senior Vice President of GAMCO Investors, Inc. since 2009; Vice President of Gabelli Funds, LLC since 2007; Executive Vice President of Associated Capital Group, Inc. since 2016
John C. Ball Treasurer Age: 43	Since 2019	Treasurer of funds within the Gabelli/GAMCO Fund Complex since 2017; Vice President and Assistant Treasurer of AMG Funds, 2014-2017; Vice President of State Street Corporation, 2007-2014
Andrea R. Mango Secretary Age: 46	Since 2019	Vice President of GAMCO Investors, Inc. since 2016; Counsel of Gabelli Funds, LLC since 2013; Secretary of registered investment companies within the Gabelli/GAMCO Fund Complex since 2013; Vice President of closed-end funds within the Gabelli/GAMCO Fund Complex since 2014; Corporate Vice President within the Corporate Compliance Department of New York Life Insurance Company, 2011-2013
Bethany A. Uhlein Assistant Vice President Age: 28	Since 2019	Assistant Vice President and/or Ombudsman of closed-end funds within the Gabelli/GAMCO Fund Complex since May 2017; Assistant Vice President (since 2015) and Associate (2013 –2015) for GAMCO Asset Management Inc. Operations Associate for GAMCO Investors, Inc., 2012-2013
Richard J. Walz Chief Compliance Officer Age: 59	Since 2019	Chief Compliance Officer of registered investment companies within the Gabelli/GAMCO Fund Complex since 2013; Chief Compliance Officer of AEGON USA Investment Management, 2011-2013
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(1)	Address: One Corporate Center, Rye, NY 10580-1422.

(2)	Each Trustee will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board or shareholders, in accordance with the Company By-Laws and Declaration of Trust. For officers, includes time served in prior officer positions with the Company. Each officer will hold office for an indefinite term or until the date he or she resigns or retires or until his or her successor is elected and qualified.

(3)	The “Fund Complex” or the “Gabelli/GAMCO Fund Complex” includes all the U.S. registered investment companies that are considered part of the same fund complex as the Fund because they have common or affiliated investment advisers.

(4)	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (the “1934 Act”), as amended, i.e. public companies, or other investment companies registered under the 1940 Act.

(5)	“Interested person” of a Fund as defined in the 1940 Act. Mr. Mario J. Gabelli is considered to be an “interested person” because of his affiliation with the Company’s Adviser.

(6)	Trustees who are not considered to be “interested persons” of a Fund as defined in the 1940 Act are considered to be Independent Trustees.

(7)	Mr. Colavita’s father, Anthony J. Colavita, and Mr. Fahrenkopf’s daughter, Leslie F. Foley, serve as directors of other funds in the Gabelli/GAMCO Fund Complex. Mr. Nakamura is a director of Gabelli Merger Plus+ Trust Plc, which may be deemed to be controlled by Mario J. Gabelli and/or affiliates in that event would be deemed to be under common control with the Adviser.

The Board believes that each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of other Trustees lead to the conclusion that each Trustee should serve in such capacity. Among the attributes or skills common to all Trustees are their ability to review critically and to evaluate, question, and discuss information provided to them, to interact effectively with the other Trustees, the Adviser, the sub-administrator, other service providers, counsel and the Fund’s independent registered public accounting firm, and to exercise effective and independent business judgment in the performance of their duties as Trustees. Each Trustee’s ability to perform his duties effectively has been attained in large part through the Trustee’s business, consulting or public service positions and through experience from service as a member of the Board and one or more of the other funds in the Gabelli/GAMCO Fund Complex (the “Fund Complex”), public companies, non-profit entities, or other organizations as set forth above and below. Each Trustee’s ability to perform his duties effectively also has been enhanced by education, professional training, and experience.

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Interested Trustee:

Mario J. Gabelli, CFA. Mr. Gabelli is Chairman of the Board of Trustees of the Company. Mr. Gabelli is Chairman, Chief Executive Officer, and Chief Investment Officer – Value Portfolios of GAMCO Investors, Inc. (“GBL”), a New York Stock Exchange (“NYSE”)-listed asset manager and financial services company. He is the Chief Investment Officer of Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc., each of which are asset management subsidiaries of GBL. In addition, Mr. Gabelli is Chief Executive Officer, Chief Investment Officer, a director and the controlling shareholder of GGCP, Inc. (“GGCP”), a private company that holds a majority interest in GBL, and the Chairman of MJG Associates, Inc., which acts as an investment manager of various investment funds and other accounts. He is Executive Chairman of Associated Capital Group, Inc. (“Associated Capital”), a public company that provides alternative management and institutional research services, and is a majority-owned subsidiary of GGCP. Mr. Gabelli serves as Overseer of the Columbia University Graduate School of Business and as a trustee of Boston College and Roger Williams University. He serves as a director of the Winston Churchill Foundation, The E.L. Wiegand Foundation, The American-Italian Cancer Foundation, and The Foundation for Italian Art and Culture. He is Chairman of the Gabelli Foundation, Inc., a Nevada private charitable trust. Mr. Gabelli serves as Co-President of Field Point Park Association, Inc. Mr. Gabelli received his Bachelor’s degree from Fordham University, M.B.A. from Columbia Business School, and honorary Doctorates from Fordham University and Roger Williams University.

Independent Trustees:

Anthony S. Colavita, Esq. Mr. Colavita has been a practicing attorney with Anthony S. Colavita, P.C. since February 1988. He is a member of the Fund’s Audit Committee and Nominating Committee. Mr. Colavita serves on the boards of other funds in the Gabelli/GAMCO Fund Complex. He has been Town Supervisor of the Town of Eastchester, New York since January 2004, with responsibilities for the review, adoption, and administration of a $35 million budget. He has also served as a board member for multiple not- for-profit corporations and was previously counsel to the New York State Senate. Additionally, Mr. Colavita was an Eastchester Town Councilman from 1998 to 2003. He has been active on the boards of several community based programs. Mr. Colavita received his Bachelor of Arts from Colgate University and his Juris Doctor from Pace University School of Law.

Frank J. Fahrenkopf, Jr. Mr. Fahrenkopf is the Co-Chairman of the Commission on Presidential Debates, which is responsible for the widely-viewed Presidential debates during the quadrennial election cycle. He also served as Chairman of the Republican National Committee for six years during Ronald Reagan’s presidency. Additionally, he serves as a board member of the International Republican Institute, which he founded in 1984. He also serves as the Lead Independent Trustee of the Fund. Mr. Fahrenkopf is a member of the Fund’s Nominating Committee and serves on comparable or other board committees with respect to other funds in the Fund Complex on whose boards he sits. Mr. Fahrenkopf is the former President and Chief Executive Officer of the American Gaming Association (“AGA”), the trade group for the hotel-casino industry. He served for many years as Chairman of the Pacific Democrat Union and Vice Chairman of the International Democrat Union, a worldwide association of political parties from the United States, Great Britain, France, Germany, Canada, Japan, Australia, and twenty other nations. Prior to becoming the AGA’s first chief executive in 1995, Mr. Fahrenkopf was a partner in the law firm of Hogan & Hartson, where he chaired the International Trade Practice Group and specialized in regulatory, legislative, and corporate matters for multinational, foreign, and domestic clients. Mr. Fahrenkopf is the former Chairman of the Finance Committee of the Culinary Institute of America and remains a member of the board. For more than 30 years, Mr. Fahrenkopf has served on the Board of First Republic Bank and serves as Chairman of the Corporate Governance and Nominating Committee and as a member of the Audit Committee. He is also a member of the Board of Eldorado Resorts, Inc., which owns and operates 19 casinos in 10 states. Mr. Fahrenkopf received his Bachelor’s degree from the University of Nevada, Reno and Juris Doctor from Boalt Hall School of Law, U.C. Berkeley.

Michael J. Melarkey, Esq. Mr. Melarkey, after more than forty years of experience as an attorney specializing in business, estate planning, and gaming regulatory work, recently retired from the active practice of law and is of counsel to the firm of McDonald Carano and Wilson in Reno, Nevada. He is the Chairman of the Fund’s Nominating Committee and a member of the Fund’s ad hoc Proxy Voting Committee. Mr. Melarkey serves on comparable or other board committees with respect to other funds in the Fund Complex on whose boards he sits. He is Chairman of the Board of Southwest Gas Corporation and serves on its Nominating, Corporate Governance, and Compensation Committees. Mr. Melarkey acts as a trustee and officer for several private charitable organizations including as a trustee of The Bretzlaff Foundation and Edwin L. Wiegand Trust. He is an officer of a private oil and gas company. Mr. Melarkey received his Bachelor’s degree from the University of Nevada, Reno, Juris Doctor from the University of San Francisco School of Law and Masters of Law in Taxation from New York University School of Law

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Kuni Nakamura. Mr. Nakamura is the president of Advanced Polymer, Inc., a chemical manufacturing company, and president of KEN Enterprises, Inc., a real estate company. He is the Chairman of the Fund’s ad hoc Proxy Voting Committee and a member of the Fund’s Audit Committee and serves on comparable or other board committees with respect to other funds in the Fund Complex on whose boards he sits. He was previously a board member of The LGL Group, Inc., a diversified manufacturing company. He is also involved in various capacities with The University of Pennsylvania and The Guiding Eyes for the Blind. Mr. Nakamura is a graduate of the University of Pennsylvania – The Wharton School with a Bachelor’s degree in Economics and Multinational Management.

Salvatore M. Salibello, CPA. Mr. Salibello is a Senior Partner of Bright Side Consulting and the former Managing Partner of a certified independent registered public accounting firm, Salibello & Broder, with over forty years of experience in public accounting. He is the Chairman of the Fund’s Audit Committee and the Fund’s designated Audit Committee Financial Expert. He serves on the boards of other funds in the Gabelli/GAMCO Fund Complex. He is a former director of Nine West, Inc., a group of companies in the ladies footwear and accessories business, and served as Chairman of its Audit Committee. Mr. Salibello received his Bachelor’s degree in Accounting from St. Francis College and M.B.A. in Finance from Long Island University.

Trustees — Leadership Structure and Oversight Responsibilities

Overall responsibility for general oversight of the Funds rests with the Board. The Board has appointed Mr. Fahrenkopf as the Lead Independent Trustee. The Lead Independent Trustee presides over executive sessions of the Trustees and also serves between meetings of the Board as a liaison with service providers, officers, counsel, and other Trustees on a wide variety of matters including scheduling agenda items for Board meetings. Designation as such does not impose on the Lead Independent Trustee any obligations or standards greater than or different from other Trustees. The Board has established a Nominating Committee and an Audit Committee to assist the Board in the oversight of the management and affairs of the Funds. The Board also has an ad hoc Proxy Voting Committee. Each of the Nominating, Audit, and ad hoc Proxy Voting Committees are entirely comprised of Independent Trustees. From time to time the Board establishes additional committees or informal working groups to deal with specific matters or assigns one of its members to work with trustees or directors of other funds in the Fund Complex on special committees or working groups that deal with complex-wide matters, such as the multi-fund ad hoc Compensation Committee relating to compensation of the Chief Compliance Officer for all the funds in the Fund Complex. (The Fund Complex also has a separate multi-fund Compensation Committee relating to certain officers of the closed-end funds in the Fund Complex, and some of the Funds’ Trustees may from time to time also serve on this separate committee.)

All of the Funds’ Trustees, other than Mr. Gabelli, are Independent Trustees, and the Board believes they are able to provide effective oversight of the Funds’ service providers. In addition to providing feedback and direction during Board meetings, the Trustees meet regularly in executive session and chair all committees of the Board.

The Funds’ operations entail a variety of risks, including investment, administration, valuation, and a range of compliance matters. Although the Adviser, the sub-administrator and the officers of the Funds are responsible for managing these risks on a day to day basis within the framework of their established risk management functions, the Board also addresses risk management of the Funds through its meetings and those of the committees and working groups. In particular, as part of its general oversight, the Board reviews with the Adviser at Board meetings the levels and types of risks being undertaken by the Funds, and the Audit Committee discusses the Funds’ risk management and controls with the independent registered public accounting firm engaged by the Funds. The Board reviews valuation policies and procedures and the valuations of specific illiquid securities. The Board also receives periodic reports from the Funds’ Chief Compliance Officer regarding compliance matters relating to a Fund and its major service providers, including results of the implementation and testing of the Funds’ and such providers’ compliance programs. The Board’s oversight function is facilitated by management reporting processes that are designed to provide information to the Board about the identification, assessment and management of critical risks and the controls and policies and procedures used to mitigate those risks. The Board reviews its role in supervising the Funds’ risk management from time to time and may make changes in its discretion at any time.

The Board has determined that its leadership structure is appropriate for the Funds because it enables the Board to exercise informed and independent judgment over matters under its purview, allocates responsibility among

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committees in a manner that fosters effective oversight and allows the Board to devote appropriate resources to specific issues in a flexible manner as they arise. The Board periodically reviews its leadership structure as well as its overall structure, composition and functioning and may make changes in its discretion at any time.

Standing Board Committees

The Board has established two standing committees in connection with its governance of the Company: the Audit and Nominating Committees, and has also established an ad hoc Proxy Voting Committee. The Company does not have a standing Compensation Committee (although some of the individuals who are Trustees of the Funds participate in multi-fund ad hoc Compensation Committees described above).

The Company’s Audit Committee consists of three members: Messrs. Salibello (Chairman), Colavita, and Nakamura, who are Independent Trustees of the Company. The Audit Committee operates pursuant to a Charter that was most recently reviewed and approved by the Board on February 20, 2019. As set forth in the Charter, the function of the Audit Committee is oversight; it is managements’ responsibility to maintain appropriate systems for accounting and internal control and it is the independent registered public accounting firm’s responsibility to plan and carry out a proper audit. The Audit Committee is generally responsible for reviewing and evaluating issues related to the accounting and financial reporting policies and practices of the Company, its internal controls, and, as appropriate, the internal controls of certain service providers, overseeing the quality and objectivity of the Funds’ financial statements and the audit thereof, and to act as a liaison between the Board and the Company’s independent registered public accounting firm.

The Company’s Nominating Committee consists of three members: Messrs. Melarkey (Chairman), Colavita, and Fahrenkopf, who are Independent Trustees of the Company. The Nominating Committee is responsible for selecting and recommending qualified candidates to the full Board in the event that a position is vacated or created. The Nominating Committee would consider, under procedures adopted by the Board, recommendations by shareholders if a vacancy were to exist. Such recommendations should be forwarded to the Secretary of the Company.

The Company’s ad hoc Proxy Voting Committee consists of two members: Messrs. Nakamura (Chairman) and Melarkey, who are Independent Trustees of the Company. Under certain circumstances and pursuant to specific procedures and guidelines, the ad hoc Proxy Voting Committee will, in place of the Company’s Adviser, exercise complete control and discretion over the exercise of all rights to vote or consent with respect to certain securities owned by the Company and may also determine to exercise complete control and discretion over the disposition of such securities. The ad hoc Proxy Voting Committee meets periodically on an as- needed basis to consider such matters.

Trustee Ownership of Fund Shares

Set forth in the table below is the aggregate dollar range of equity securities in the Fund Complex beneficially owned by each Trustee as of December 31, 2018. None of the Trustees owned shares of each Fund as of December 31, 2018, since each Fund has not commenced operations.

Name of Trustee	Fund	Dollar Range of Equity Securities Held in each Fund	Aggregate Dollar Range of Equity Securities Held in Fund Complex*
	Media Mogul Fund	A
Anthony S. Colavita	Pet Parents’ Fund Food of All Nations Fund	A A	B
	RBI Fund	A
	Media Mogul Fund	A
Frank J. Fahrenkopf, Jr.	Pet Parents’ Fund Food of All Nations Fund	A A	C
	RBI Fund	A
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	Media Mogul Fund	A
Mario J. Gabelli	Pet Parents’ Fund Food of All Nations Fund	A A	E
	RBI Fund	A
	Media Mogul Fund	A
Michael J. Melarkey	Pet Parents’ Fund Food of All Nations Fund	A A	E
	RBI Fund	A
	Media Mogul Fund	A
Kuni Nakamura	Pet Parents’ Fund Food of All Nations Fund	A A	E
	RBI Fund	A
	Media Mogul Fund	A
Salvatore M. Salibello	Pet Parents’ Fund Food of All Nations Fund	A A	E
	RBI Fund	A

*	Key to Dollar Ranges- Information as of December 31, 2018.

A.	None

B.	$1 – $10,000

C.	$10,001 – $50,000

D.	$50,001 – $100,000

E.	Over $100,000

Set forth in the table below is the amount of interests beneficially owned, as of December 31, 2018 by certain Independent Trustees or their immediate family members, as applicable, in a holding that may be deemed to be controlled by Mario J. Gabelli and/or affiliates and in that event would be deemed to be under common control with the Fund’s Adviser.

Name of Independent Trustee	Name of Owner and Relationships to Trustee	Company	Title of Class	Value of Interests	Percent of Class
Frank J. Fahrenkopf, Jr.	Same	Gabelli Associates Limited II E	Membership Interests	$1,248,346	1.36%
Kuni Nakamura	Same	The LGL Group, Inc.	Common Stock	$10,590	*

*	An asterisk indicates that the ownership amount constitutes less than 1% of the total interests outstanding.

Trustee and Officer Compensation

Set forth below is the planned compensation to be received by the Trustees and Officers. No director, officer, or employee of the Distributor, the Adviser or an affiliated company receives any compensation from the Funds for serving as an Officer or Trustee of the Company. The Company pays each Independent Trustee who is not a director, officer, or employee of the Adviser or any of its affiliates $5,000 per annum and $2,500 per meeting

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attended and $500 per special meeting attended and reimburses each Trustee for related travel and out of pocket expenses. All Board committee members receive $500 per committee meeting attended. The Lead Trustee receives an additional $2,000 per annum, the Chairman of the Audit Committee receives an additional $2,000 per annum, and the Chairman of the Nominating Committee receives an additional $1,000 per annum. A Trustee may receive a single meeting fee, allocated among the participating funds in the Fund Complex, for participation in certain special meetings or committee meetings on behalf of multiple funds.

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The following table sets forth estimated compensation to be earned by each of the Company’s Trustees for the fiscal year ending September 30, 2019 and aggregate compensation paid to them by the Fund Complex for the fiscal year ended September 30, 2018. No Executive Officer or person affiliated with the Company is expected to receive compensation in excess of $60,000 from the Company for the fiscal year ended September 30, 2019.

Compensation Table

Aggregate Compensation from Registrant (Fiscal Year)

Name of Person and Position	Aggregate Compensation from the Funds	Aggregate Compensation from the Company and Fund Complex*
INTERESTED TRUSTEES:
Mario J. Gabelli Trustee	$0	$0
INDEPENDENT TRUSTEES:
Anthony S. Colavita	$8,000	$117,352	(24)
Frank J. Fahrenkopf, Jr.	$8,500	$168,000	(14)
Michael J. Melarkey	$8,000	$189,567	(26)
Kuni Nakamura	$8,000	$328,108	(37)
Salvatore M. Salibello	$9,000	$90,000	(8)

*	The parenthetical number represents the number of investment companies (including the funds or portfolios thereof) from which such person receives compensation and which are considered part of the same Fund Complex as the Company because they have common or affiliated investment advisers.

Code of Ethics

The Company, its Adviser, and Distributor have adopted a code of ethics (the “Code of Ethics”) under Rule 17j-1 of the 1940 Act. The Code of Ethics permits personnel, subject to the Code of Ethics and its restrictive provisions, to invest in securities, including securities that may be purchased or held by the Fund.

Proxy Voting Policies

The Company, on behalf of the Funds, has delegated the voting of portfolio securities to the Adviser. The Adviser has adopted proxy voting policies and procedures (the “Proxy Voting Policy”) for the voting of proxies on behalf of client accounts for which the Adviser has voting discretion, including the Fund. Under the Proxy Voting Policy, portfolio securities held by the Fund are to be voted in the best interests of that Fund.

Normally, the Adviser exercises proxy voting discretion on particular types of proposals in accordance with guidelines (the “Proxy Voting Guidelines”) set forth in the Proxy Voting Policy. The Proxy Voting Guidelines address, for example, proposals to elect the board of directors, to classify the board of directors, to select the independent registered public accounting firm, to issue blank check preferred stock, to use confidential ballots, to eliminate cumulative voting, to require shareholder ratification of poison pills, to support fair price provisions, to require a supermajority shareholder vote for charter or bylaw amendments, to provide for director and officer indemnification and liability protection, to increase the number of authorized shares of common stock, to allow greenmail, to limit shareholders’ rights to call special meetings, to consider the non-financial effects of a merger, to

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limit shareholders’ rights to act by written consent, to approve executive and director compensation plans (including golden parachutes), to limit executive and director pay, to approve stock option plans, to opt in or out of state takeover statutes, and to approve mergers, acquisitions, corporate restructuring, spin-offs, buyouts, asset sales, or liquidations.

A Proxy Voting Committee comprised of senior representatives of the Adviser and its affiliated investment advisers has the responsibility for the content, interpretation, and application of the Proxy Voting Guidelines. In general, the Trustee of Proxy Voting Services, using the Proxy Voting Guidelines, recommendations of Institutional Shareholder Services Inc. (“ISS”), Glass Lewis & Co. LLC (“Glass Lewis”), other third-party services, and the analysts of G.research, will determine how to vote on each issue. For non-controversial matters, the Trustee of Proxy Voting Services may vote the proxy if the vote is (1) consistent with the recommendations of the issuer’s board of directors and not contrary to the Proxy Voting Guidelines; (2) consistent with the recommendations of the issuer’s board of directors and is a non- controversial issue not covered by the Proxy Voting Guidelines; or (3) contrary to the recommendations of the issuer’s board of directors but is consistent with the Proxy Voting Guidelines. In these instances, the Trustee of Proxy Voting Services or the Chairman of the Committee may sign and date the proxy statement indicating how each issue will be voted.

All matters identified by the Chairman of the Proxy Voting Committee, the Trustee of Proxy Voting Services, or the Adviser’s Legal Department as controversial, taking into account the recommendations of ISS, Glass Lewis, or other third party services and the analysts of G.research, will be presented to the Proxy Voting Committee. If the Chairman of the Proxy Voting Committee, the Trustee of Proxy Voting Services, or the Adviser’s Legal Department has identified the matter as one that (1) is controversial; (2) would benefit from deliberation by the Proxy Voting Committee; or (3) may give rise to a conflict of interest between the Adviser and its clients, the Chairman of the Proxy Voting Committee will initially determine what vote to recommend that the Adviser should cast and the matter will go before the Proxy Voting Committee.

For matters submitted to the Proxy Voting Committee, each member of the Proxy Voting Committee will receive, prior to the meeting, a copy of the proxy statement, any relevant third party research, a summary of any views provided by the portfolio manager, and any recommendations by G.research’s analysts. The portfolio manager, any member of Senior Management, or G.research’s analysts may be invited to present their viewpoints. If the Trustee of Proxy Voting Services or the Adviser’s Legal Department believes that the matter before the Proxy Voting Committee is one with respect to which a conflict of interest may exist between the Adviser and its clients, legal counsel will provide an opinion to the Proxy Voting Committee concerning the conflict. If the matter is one in which the interests of the clients of the Adviser may diverge, Counsel will so advise and the Proxy Voting Committee may make different recommendations as to different clients. For any matters where the recommendation may trigger appraisal rights, Counsel will provide an opinion concerning the likely risks and merits of such an appraisal action.

Where a proxy proposal raises a material conflict between the interests of a Fund’s shareholders on the one hand, and those of the Fund’s Adviser, on the other hand, the conflict will be brought to the ad hoc Proxy Voting Committee of the Company to determine a resolution.

Each matter submitted to the Proxy Voting Committee will be determined by the vote of a majority of the members present at the meeting. Should the vote concerning one or more recommendations be tied in a vote of the Proxy Voting Committee, the Chairman of the Committee will cast the deciding vote. The Proxy Voting Committee will notify the proxy department of its decisions and the proxies will be voted accordingly.

The Company files Form N-PX with its complete proxy voting record for the twelve months ended June 30 no later than August 31 of each year. This filing is available without charge, upon request, by calling toll-free (800) 422-3554 and on the SEC’s website at www.sec.gov.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of the date of this SAI, the Funds’ sole shareholder is Gabelli Funds, LLC.

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INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser

The Adviser is a New York limited liability company which serves as an investment adviser to registered investment companies with combined aggregate net assets of approximately $20.3 billion as of December 31, 2018. The Adviser is a registered adviser under the Investment Advisers Act of 1940, as amended, and is a wholly owned subsidiary of GAMCO Investors, Inc. (“GBL”). Mr. Mario J. Gabelli owns a majority of the stock of GGCP, Inc. (“GGCP”), which holds a majority of the capital stock and voting power of GBL. The Adviser has several affiliates that provide investment advisory services: GAMCO Asset Management Inc., a wholly owned subsidiary of GBL, acts as investment adviser for individuals, pension trusts, profit sharing trusts, endowments, and as a sub-adviser to certain third party investment funds, which include registered investment companies, having assets under management of approximately $14.1 billion as of December 31, 2018; Teton Advisors, Inc., and its wholly owned investment adviser, Keeley Teton Advisers, LLC, with assets under management of approximately $2.4 billion as of December 31, 2018, acts as investment adviser to The TETON Westwood Funds, the KEELEY Funds, and separately managed accounts; Gabelli & Company Investment Advisers, Inc. (formerly, Gabelli Securities, Inc.), a majority-owned subsidiary of Associated Capital Group, Inc. (“Associated Capital”), acts as investment adviser for certain alternative investment products, consisting primarily of risk arbitrage and merchant banking limited partnerships and offshore companies, with assets under management of approximately $1.5 billion as of December 31, 2018; and Gabelli Fixed Income, LLC acts as investment adviser for separate accounts having assets under management of approximately $26 million as of December 31, 2018. Teton Advisors, Inc. was spun off by GBL in March 2009 and is an affiliate of GBL by virtue of Mr. Gabelli’s ownership of GGCP, the principal shareholder of Teton Advisors, Inc., as of December 31, 2018. Associated Capital was spun off from GBL on November 30, 2015, and is an affiliate of GBL by virtue of Mr. Gabelli’s ownership of GGCP, the principal shareholder of Associated Capital.

The Adviser has sole investment discretion for the Fund’s assets under the supervision of the Fund’s Board and in accordance with the Fund’s stated policies. The Adviser will select investments for the Fund and will place purchase and sale orders on behalf of the Fund.

Affiliates of the Adviser may, in the ordinary course of their business, acquire for their own account or for the accounts of their advisory clients, significant (and possibly controlling) positions in the securities of companies that may also be suitable for investment by a Fund. The securities in which a Fund might invest may thereby be limited to some extent. For instance, many companies in the past several years have adopted so-called “poison pill” or other defensive measures designed to discourage or prevent the completion of non-negotiated offers for control of the company. Such defensive measures may have the effect of limiting the shares of the company which might otherwise be acquired by a Fund if the affiliates of the Adviser or their advisory accounts have or acquire a significant position in the same securities. However, the Adviser does not believe that the investment activities of its affiliates will have a material adverse effect upon a Fund in seeking to achieve their investment objectives.

Securities purchased or sold pursuant to contemporaneous orders entered on behalf of the investment company accounts of the Adviser or the advisory accounts managed by its affiliates for their unaffiliated clients are allocated pursuant to principles believed to be fair and not disadvantageous to any such accounts. In addition, all such orders are accorded priority of execution over orders entered on behalf of accounts in which the Adviser or its affiliates have a substantial pecuniary interest. The Adviser may on occasion give advice or take action with respect to other clients that differs from the actions taken with respect to the Funds. A Fund may invest in the securities of companies which are investment management clients of GAMCO. In addition, portfolio companies or their officers or directors may be minority shareholders of the Adviser or its affiliates.

The Adviser currently serves as investment adviser to the Funds pursuant to investment advisory contracts (the “Contracts”). Pursuant to the Contracts, the Adviser furnishes a continuous investment program for the Funds’ portfolio, makes the day to day investment decisions for the Funds, arranges the portfolio transactions for the Funds, and manages the Funds’ investments in accordance with the stated policies of each Fund, subject to the general supervision of the Board.

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Under the Contracts, the Adviser also: (i) maintains the Funds’ books and records, such as journals, ledger accounts and other records in accordance with applicable laws and regulations to the extent not maintained by the Funds’ custodian, transfer agent and dividend disbursing agent, The Bank of New York Mellon (the “Custodian”) and DST Asset Manager Solutions, Inc. (“Transfer Agent” and “Dividend Disbursing Agent”); (ii) transmits purchase and redemption orders for the Funds’ shares to the extent not transmitted by the Funds’ Distributor or others who purchase and redeem shares; (iii) initiates all money transfers to the Funds’ Custodian and from the Funds’ Custodian for the payment of the Funds’ expenses, investments, dividends and share redemptions; (iv) reconciles account information and balances among the Funds’ Distributor, Adviser, Custodian, Transfer Agent and Dividend Disbursing Agent; (v) provides each Fund, upon request, with such office space and facilities, utilities and office equipment as are adequate for the Fund’s needs; (vi) prepares, but does not pay for, all reports by the Company, on behalf of the Funds, to its shareholders and all reports and filings required to maintain the registration and qualification of the Funds’ shares under federal and state law including periodic updating of the Company’s registration statement and prospectus (including its Statement of Additional Information); (vii) supervising the calculation of the net asset value of the Funds’ shares; (viii) preparing notices and agendas for meetings of the Funds’ shareholders and the Company’s Board as well as minutes of such meetings in all matters required by applicable law to be acted upon by the Board; and (ix) oversee the performance of administrative and professional services to a Fund by others, including BNY Mellon Investment Servicing (US) Inc., the Funds’ sub-administrator (the “Sub-Administrator”), the Funds’ Custodian, Transfer Agent and Dividend Disbursing Agent, as well as accounting, auditing, and other services performed for the Funds.

The Contracts provide that absent willful misfeasance, bad faith, gross negligence, or reckless disregard of its duty, the Adviser and its employees, officers, directors, and controlling persons are not liable to a Fund or any of their investors for any act or omission by the Adviser or for any error of judgment or for losses sustained by the Fund. However, the Contracts provide that a Fund is not waiving any rights it may have with respect to any violation of law which cannot be waived. The Contracts also provide indemnification for the Adviser and each of these persons for any conduct for which they are not liable to a Fund. The Contracts in no way restrict the Adviser from acting as adviser to others. A Fund has agreed by the terms of its Contract that the word “Gabelli” in its name is derived from the name of the Adviser which in turn is derived from the name of Mario J. Gabelli; that such name is the property of the Adviser for copyright and/or other purposes; and that, therefore, such name may be freely used by the Adviser for other investment companies, entities, or products. Each Fund has further agreed that in the event that for any reason, the Adviser ceases to be its investment adviser, the Fund will, unless the Adviser otherwise consents in writing, promptly take all steps necessary to change its name to one which does not include “Gabelli.”

By their terms, the Contracts will remain in effect from year to year, provided each such annual continuance is specifically approved by the Company’s Board or by a “majority” (as defined pursuant to the 1940 Act) vote of its shareholders and, in either case, by a majority vote of the Independent Trustees cast in person at a meeting called specifically for the purpose of voting on the continuance of the Contracts. The Contracts are terminable without penalty by a Fund on sixty days’ written notice when authorized either by a majority vote of its outstanding voting shares or by a vote of a majority of its Board, or by the Adviser on sixty days’ written notice, and will automatically terminate in the event of its “assignment” as defined by the 1940 Act.

As compensation for the Adviser’s services and related expenses borne by the Adviser, the Fund pays the Adviser a fee computed daily and payable monthly at the annual rate of 1.00% of a Fund’s net assets.

The Adviser, has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of each Fund to the extent necessary to maintain the total annual fund operating expenses after fee waiver and expense reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 0.90% for each Fund. Under this same arrangement, each Fund has also agreed, during the three year period following the year of any such waiver or reimbursement by the Adviser, to repay such amount, but only to the extent such Fund’s adjusted total annual fund operating expenses would not exceed an annual rate of 0.90% after giving effect to the repayments. In addition, each Fund has agreed, during the three year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent each Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment after giving effect to the repayment.

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Portfolio Manager Information

Other Accounts Managed

The table below provides summary information regarding other accounts for which each portfolio manager was primarily responsible for day to day management during the fiscal year ended September 30, 2018.

EXCLUDES MEDIA MOGUL FUND

Name of Portfolio Manager	Type of Accounts	Total No. of Accounts Managed	Total Assets	No. of Accounts where Advisory Fee is Based on Performance	Total Assets in Accounts where Advisory Fee is Based on Performance
Christopher J. Marangi	Registered Investment Companies:	8	$8.2 billion	3	$4.9 billion
	Other Pooled Investment Vehicles:	1	$36.6 million	0	$0
	Other Accounts:	343	$1.9 billion	0	$0

EXCLUDES PET PARENTS’ FUND

Name of Portfolio Manager	Type of Accounts	Total No. of Accounts Managed	Total Assets	No. of Accounts where Advisory Fee is Based on Performance	Total Assets in Accounts where Advisory Fee is Based on Performance
Daniel M. Miller	Registered Investment Companies:	3	$2.2 billion	1	$2.1 billion
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	18	$59.0 million	0	$0

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EXCLUDES FOOD OF ALL NATIONS FUND

Name of Portfolio Manager	Type of Accounts	Total No. of Accounts Managed	Total Assets	No. of Accounts where Advisory Fee is Based on Performance	Total Assets in Accounts where Advisory Fee is Based on Performance
Kevin V. Dreyer	Registered Investment Companies:	7	$7.8 billion	2	$4.7 billion
	Other Pooled Investment Vehicles:	1	$36.6 million	0	$0
	Other Accounts:	338	$2.0 billion	0	$0

EXCLUDES RBI FUND:

Name of Portfolio Manager	Type of Accounts	Total No. of Accounts Managed	Total Assets	No. of Accounts where Advisory Fee is Based on Performance	Total Assets in Accounts where Advisory Fee is Based on Performance
Brian Sponheimer	Registered Investment Companies:	2	$2.6 billion	1	$2.6 billion
	Other Pooled Investment Vehicles:	1	$3.2 million	1	$3.2 million
	Other Accounts:	7	$1.2 million	0	$0
Jose Garza	Registered Investment Companies:	1	$1.2 million	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	6	$0.2 million	0	$0

Potential Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager also has day to day management responsibilities with respect to one or more other accounts. These potential conflicts include:

Allocation of Limited Time and Attention. Because the portfolio manager manages more than one account, they may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as if they were to devote substantially more attention to the management of only the Funds.

Allocation of Limited Investment Opportunities. If the portfolio manager identifies an investment opportunity that may be suitable for multiple accounts, a Fund or Funds may not be able to take full advantage of that opportunity because the opportunity may need to be allocated among these accounts or other accounts managed primarily by other portfolio managers of the Adviser and its affiliates.

Pursuit of Differing Strategies. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the accounts for which they exercise investment responsibility, or may decide that certain of these accounts should take differing positions with respect to a particular security. In these cases, a

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portfolio manager may execute differing or opposite transactions for one or more accounts which may affect the market price of the security or the execution of the transactions, or both, to the detriment of one or more other accounts.

Selection of Broker-Dealers. A portfolio manager may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds or accounts that he or she supervises. In addition to providing execution of trades, some brokers and dealers provide the Adviser with brokerage and research services. These services may be more beneficial to certain funds or accounts of the Adviser and its affiliates than to others. Although the payment of brokerage commissions is subject to the requirement that the Adviser determines in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to a fund, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds or other accounts that the Adviser and its affiliates manage. In addition, with respect to certain types of accounts (such as pooled investment vehicles and other accounts managed for organizations and individuals), the Adviser may be limited by the client concerning the selection of brokers or may be instructed to direct trades to particular brokers. In these cases, the Adviser or its affiliates may place separate, non-simultaneous transactions in the same security for a Fund and another account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other account. Because of Mr. Gabelli’s position with the Funds’ Distributor and his indirect majority ownership interest in the Distributor, he may have an incentive to use the Distributor to execute portfolio transactions for a Fund even if using the Distributor is not in the best interest of the Fund.

Variation in Compensation. A conflict of interest may arise where the financial or other benefits available to a portfolio manager differ among the accounts that they manage. If the structure of the Adviser’s management fee or a portfolio manager’s compensation differs among accounts (such as where certain accounts pay higher management fees or performance-based management fees), the portfolio manager may be motivated to favor certain accounts over others. The portfolio manager also may be motivated to favor accounts in which they have investment interests, or in which the Adviser or its affiliates have investment interests. In Mr. Gabelli’s case, the Adviser’s compensation (and expenses) for a Fund are marginally greater as a percentage of assets than for certain other accounts and are less than for certain other accounts managed by Mr. Gabelli, while his personal compensation structure varies with near-term performance to a greater degree in certain performance fee based accounts than with non-performance fee based accounts. In addition, he has investment interests in several of the funds managed by the Adviser and its affiliates. Similarly, the desire to maintain assets under management or to enhance a portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording preferential treatment to those accounts that could most significantly benefit that portfolio manager.

The Adviser and the Funds have adopted compliance policies and procedures that are reasonably designed to address the various conflicts of interest that may arise for the Adviser and its staff members. However, there is no guarantee that such policies and procedures will be able to detect and address every situation in which an actual or potential conflict may arise.

Compensation Structure for Portfolio Managers

The compensation of the portfolio managers for the Funds is structured to enable the Adviser to attract and retain highly qualified professionals in a competitive environment. The portfolio managers receive a compensation package that includes a minimum draw or base salary, equity based incentive compensation via awards that may include restricted stock, and incentive based variable compensation based on a percentage of net revenue received by the Adviser for managing each Fund to the extent that the amount exceeds a minimum level of compensation. Net revenues are determined by deducting from gross investment management fees certain of the firm’s expenses (other than the respective portfolio manager’s compensation) allocable to a Fund (the incentive based variable compensation for managing other accounts is also based on a percentage of net revenues to the investment adviser for managing the account). The portfolio managers receive similar incentive based variable compensation for managing other accounts for GAMCO Asset Management, Inc. based on gross revenue. The compensation for managing accounts that have a performance based fee will have two components. One component is based on a percentage of net revenues received by the Adviser for managing the account. The second component is based on absolute performance of the account, with respect to which a percentage of the net performance fee is paid to a portfolio manager. These methods of compensation are based on the premise that superior long term performance in

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managing a portfolio should be rewarded with higher compensation as a result of growth of assets through appreciation and net investment activity. The level of equity based incentive and incentive based variable compensation is based on an evaluation by the Adviser’s parent, GBL, of quantitative and qualitative performance evaluation criteria.

Ownership of Shares in the Fund

No portfolio manager or Trustee owns shares of the Funds as of the date of this SAI, which is prior to the inception date of the Funds.

The Sub-Administrator

The Adviser has entered into an agreement (the “Sub-Administration Agreement”) with BNY Mellon Investment Servicing (US) Inc., (the “Sub-Administrator”), which is located at 301 Bellevue Parkway, Wilmington, Delaware 19809. Under the Sub-Administration Agreement, the Sub-Administrator (a) assists in supervising all aspects of the Company’s operations except those performed by the Adviser under its advisory agreement with the Fund; (b) supplies the Fund with office facilities (which may be in the Sub-Administrator’s own offices), statistical and research data, data processing services, clerical, accounting, and bookkeeping services, including, but not limited to, the calculation of the NAV per share of the Fund, internal auditing and regulatory administration services, internal executive and administrative services, and stationery and office supplies; (c) prepares and distributes materials for all Board Meetings including the mailing of all Board materials and collates the same materials into the Board books and assists in the drafting of minutes of the Board meetings; (d) prepares reports to Company shareholders, tax returns, and reports to and filings with the SEC and state “Blue Sky” authorities; (e) provides any equipment or services necessary for the purpose of pricing shares or valuing a Fund’s investment portfolio; (f) provides compliance testing of all Fund activities against applicable requirements of the 1940 Act and the rules thereunder, the Code, and each Fund’s investment restrictions; (g) furnishes to the Adviser such statistical and other factual information and information regarding economic factors and trends as the Adviser from time to time may require; and (h) generally provides all administrative services that may be required for the ongoing operation of the Company in a manner consistent with the requirements of the 1940 Act.

For the services it provides, the Adviser pays the Sub-Administrator an annual fee based on the value of the aggregate average daily net assets of all funds under its administration managed by the Adviser and its affiliates as follows: up to $10 billion: 0.0275%; $10 billion to $15 billion: 0.0125%; $15 billion to $20 billion: 0.01%; over $20 billion: 0.008%. The Sub-Administrator’s fee is paid by the Adviser and will result in no additional expenses to the Fund.

Counsel

Paul Hastings LLP, 200 Park Avenue, New York, New York 10166, serves as the Company’s legal counsel.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP (“PwC”), 300 Madison Avenue, New York, NY 10017, independent registered public accounting firm, has been selected to audit the annual financial statements.

Custodian, Transfer Agent, and Dividend Disbursing Agent

The Bank of New York Mellon, located at One Wall Street, New York, New York, 10286, is the custodian for the Fund’s cash and securities. DST Asset Manager Solutions, Inc., located at 30 Dan Road, Canton, Massachusetts 02021-2809, performs shareholder services, and acts as the Funds’ transfer agent and dividend disbursing agent. Neither Bank of New York Mellon nor DST Asset Manager Solutions, Inc. assists in or is responsible for investment decisions involving assets of the Funds.

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Distributor

G.distributors, a Delaware limited liability company and a wholly owned subsidiary of GBL, having its principal offices located at One Corporate Center, Rye, New York 10580-1422, is the Funds’ distributor. The Distributor acts as agent of the Funds’ shares on a best efforts basis. The Distributor also acts as distributor for other funds in the Fund Complex. The Distributor’s principal address is One Corporate Center, Rye, New York 10580-1422.

Pursuant to the Distribution Agreement, the Fund, severally and not jointly, has agreed to indemnify the Distributor for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from the Distributor’s willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations under the Distribution Agreement.

PORTFOLIO TRANSACTIONS AND BROKERAGE

The Adviser and its affiliates currently serve as investment adviser to a number of investment companies and private account clients and may in the future act as adviser to others. It is the policy of the Adviser and its affiliates to allocate investments suitable and appropriate for each such client in a manner believed by the Adviser to be equitable to each client. In making such allocations among a Fund and other client accounts, the main factors considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of the Fund and other client accounts.

Under each Contract the Adviser is authorized on behalf of a Fund to employ brokers to effect the purchase or sale of portfolio securities with the objective of obtaining prompt, efficient, and reliable execution and clearance of such transactions at the most favorable price obtainable (“best execution”) at a reasonable expense. The Adviser is permitted to (1) direct Fund portfolio brokerage to G.research, an affiliate of the Adviser and a broker-dealer member of FINRA; and (2) pay commissions to brokers other than G.research which are higher than what might be charged by another qualified broker to obtain brokerage and/or research services considered by the Adviser to be useful or desirable for its investment management of a Fund and/or other advisory accounts under the management of the Adviser and any investment adviser affiliated with it. The Adviser does not consider the sales of shares of a Fund or other investment funds managed by the Adviser and its affiliates by brokers, including G.research, as a factor in its selection of brokers or dealers for a Fund’s portfolio transactions and has adopted compliance policies and procedures for itself and its affiliates to prevent any such transactions on that basis.

Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions, which may vary among brokers. Transactions in securities other than those for which a securities exchange is the principal market are generally executed through a principal market maker. However, such transactions may be effected through a brokerage firm and a commission is paid whenever it appears that the broker can obtain a price that is at least as favorable taking into account its commissions. In general, there may be no stated commission on principal transactions in OTC securities, but the prices of such securities usually include undisclosed commissions or markups. Option transactions will usually be effected through a broker and a commission will be charged. A Fund also expects that securities will be purchased at times in underwritten offerings where the price includes a fixed amount of compensation generally referred to as a concession or discount.

The Adviser currently serves as investment adviser to a number of investment company clients and private accounts and may in the future act as adviser to others. Affiliates of the Adviser act as investment adviser to numerous private accounts and adviser to other investment companies. It is the policy of the Adviser and its affiliates to cause purchase and sale transactions to be allocated among a Fund and others whose assets they manage in such manner as it deems equitable. In making such allocations among a Fund and other client accounts, the main factors considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for managing the portfolios of the Fund and other client accounts.

The policy of a Fund regarding purchases and sales of securities and options for its portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient execution of transactions. In seeking to implement a Fund’s policies, the Adviser effects transactions with those brokers and dealers who the Adviser believes can obtain the most favorable prices and are capable of providing efficient executions. If the Adviser believes such price and execution are obtainable from more than one broker or dealer, it may give consideration to

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placing portfolio transactions with those brokers or dealers who also furnish research and other services to a Fund or the Adviser of the type described in Section 28(e) of the 1934 Act. In doing so, a Fund may also pay higher commission rates than the lowest available when the Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction. Such services may include, but are not limited to, any one or more of the following: (i) information as to the availability of securities for purchase or sale; (ii) statistical or factual information or opinions pertaining to investments; (iii) wire services; and (iv) appraisals or evaluations of potential and existing investments.

Research services furnished by brokers or dealers through which a Fund effect security transactions are used by the Adviser and its advisory affiliates in carrying out their responsibilities with respect to all of their accounts over which they exercise investment discretion. Such investment information may be useful only to one or more of such other accounts. The purpose of this sharing of research information is to avoid duplicative charges for research provided by brokers and dealers. Neither a Fund nor the Adviser has any agreement or legally binding understanding with any broker or dealer regarding any specific amount of brokerage commissions which will be paid in recognition of such services.

Investment research obtained by allocations of a Fund’s brokerage is used to augment the scope and supplement the internal research and investment strategy capabilities of the Adviser but does not reduce the overall expenses of the Adviser to any material extent. Such investment research may be in written form or through direct contact with individuals and includes information on particular companies and industries as well as market, economic, or institutional activity areas. Research services furnished by brokers through which a Fund effects securities transactions are used by the Adviser and its advisory affiliates in carrying out their responsibilities with respect to all of their accounts over which they exercise investment discretion. Such investment information may be useful only to one or more of the other accounts of the Adviser and its advisory affiliates, and research information received for the commissions of those particular accounts may be useful both to a Fund and one or more of such other accounts.

The Adviser may also place orders for the purchase or sale of portfolio securities with G.research when it appears that, as an introducing broker or otherwise, G.research can obtain a price, execution, and commission which is at least as favorable as that obtainable by other qualified brokers and at a commission rate at least as favorable as it provides to its best customers for similar transactions. As required by Rule 17e-1 under the 1940 Act, the Board has adopted procedures which provide that the commissions paid to G.research on brokerage transactions must not exceed those which would have been charged by another qualified broker or member firm able to effect the same or a comparable transaction at an equally favorable price or it is what G.research charges its most favored customers on similar transactions. Rule 17e-1 under the 1940 Act and the Company’s procedures contain requirements that the Board, including the Independent Trustees, review such commissions and transactions quarterly and procedures at least annually to determine their continuing appropriateness. The Adviser and G.research are also required to furnish reports and maintain records in connection with such reviews.

To obtain the best execution of portfolio trades on the NYSE, G.research controls and monitors the execution of such transactions on the floor of the NYSE through independent “floor brokers” or the Designated Order Turnaround System of the NYSE. Such transactions are then cleared, confirmed to a Fund for the account of G.research, and settled directly with the Custodian of a Fund by a clearing house member firm which remits the commission less its clearing charges to the G.research. G.research may also effect a Fund’s portfolio transactions in the same manner and pursuant to the same arrangements on other national securities exchanges which adopt direct access rules similar to those of the NYSE. In addition, G.research may directly execute transactions for the Funds on the floor of any exchange, provided: (i) the Company’s Board has expressly authorized G.research to effect such transactions; and (ii) G.research annually advises the Fund of the aggregate compensation it earned on such transactions.

A Fund did not commence operations as of the fiscal year ended September 30, 2018, and therefore did not pay any brokerage commissions during that period.

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REDEMPTION OF SHARES

Payment of the redemption price for shares redeemed may be made either in cash or in portfolio securities (selected at the discretion of the Board and taken at their value used in determining the Fund’s NAV as described under “Determination of Net Asset Value”), or partly in cash and partly in portfolio securities. However, payments will be made wholly in cash unless the shareholder has redeemed more than $250,000 over the preceding three months and the Adviser believes that economic conditions exist which would make payments in cash detrimental to the best interests of A Fund. If payment for shares redeemed is made wholly or partly in portfolio securities, brokerage costs may be incurred by the investor in converting the securities to cash. A Fund will not distribute in-kind portfolio securities that are not readily marketable.

Cancellation of purchase orders for Fund shares (as, for example, when checks submitted to purchase shares are returned unpaid) cause a loss to be incurred when the NAV of a Fund’s shares on the date of cancellation is less than on the original date of purchase. The investor is responsible for such loss, and a Fund may reimburse itself or the Distributor for such loss by automatically redeeming shares from any account registered at any time in that shareholder’s name, or by seeking other redress. If a Fund is unable to recover any loss to itself, it is the position of the SEC that the Distributor will be immediately obligated to make the Fund whole.

Each Fund imposes a redemption fee of 2.00% of the total redemption amount if shareholders sell or exchange any of their shares within seven days of the date of a purchase. The fee, its manner of calculation and exceptions to its applicability are discussed in a Fund’s prospectus. The fee is not a sales charge (load) and is paid directly to a Fund and not to the Adviser or Distributor.

No minimum initial investment is required for officers, directors, or full-time employees of the Fund, other investment companies managed by the Adviser, the Adviser, the Sub-Administrator, the Distributor or their affiliates, including members of the “immediate family” of such individuals and retirement plans and trusts for their benefit. The term “immediate family” refers to spouses, children and grandchildren (adopted or natural), parents, grandparents, siblings, a spouse’s siblings, a sibling’s spouse, and a sibling’s children.

DETERMINATION OF NET ASSET VALUE

For purposes of determining a Fund’s NAV, equity securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market where trades are reported contemporaneously and for which market quotations are readily available are valued at the last quoted sale or a market’s official closing price at the close of the exchange’s or other market’s regular trading hours, as of or prior to the time and day as of which such value is being determined. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market as determined by the Adviser. If there has been no sale on the day the valuation is made, the securities are valued at the mean of the closing bid and ask prices on the principal market for such security on such day. If no ask prices are quoted on such day, then the security is valued at the closing bid price on the principal market for such security on such day. If no bid or ask prices are quoted on such day, a Fund’s accounting agent will notify the Adviser and the security will be valued based on written or standing instructions from the Adviser and/or the Pricing Committee.

Equity Securities which are primarily traded on foreign markets, except for those that trade primarily in Latin America or South America, are generally valued at the preceding closing values of such securities on their respective exchanges. Equity securities which are primarily traded in Latin American or South American markets are valued each day approximately at the time of the close of regular trading on the NYSE as though such time were the close of trading on such Latin American or South American market and such Latin American or South American market were a U.S. market. When the NYSE is open, but the foreign market on which an equity security primarily trades is closed, such as for a foreign national holiday, the security will generally be valued at the last available closing value (subject to the Fair Value Procedures adopted by the Board) using the prevailing exchange rate as described below. If some event occurs affecting or likely to affect the price of an equity security or group of equity securities to a significant extent including but not limited to material market movement, changes in market

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conditions after a foreign market closes, but prior to 4:00 p.m. Eastern Time, or a company development, such as a material business development, dividend declaration, stock split or rights offering, and if adequate and timely information relating to the event is not available or is not taken into account by the pricing service, the Adviser should review the pricing furnished by the pricing service to determine whether it is appropriate in the circumstances. In such case, the Adviser will obtain market quotations from another source or will make a fair value determination of such securities using other appropriate value measurements and such information will be presented to the Board for ratification at its next scheduled meeting. If the primary market for such an equity security suspends or limits trading or price movements, whether for the market as a whole or the particular security, and trading also occurs on a secondary market which has not suspended or limited trading or price movement, valuation will be based on information from the secondary market provided by the Adviser. If all markets on which such an equity security have suspended trading, the Adviser will fair value such security as provided above. Information that becomes known after the close of the NYSE, normally 4:00 p.m. Eastern time, on any business day may be assessed in determining net asset value per share after the time of receipt of the information, but will not be used to retroactively adjust the price of the security determined earlier or on a prior day.

Initial public offering securities are initially valued at cost. Upon commencement of trading, these securities are valued like any other equity security.

Debt obligations (including convertible debt) for which market quotations are readily available are valued at the average of the latest bid and ask prices. If there were no ask prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Board of Trustees.

Assets and liabilities denominated in foreign currencies will be translated into U.S. dollars at the prevailing exchange rates as provided by an appropriate pricing service. Forward currency exchange contracts will be valued using interpolated forward exchange rates. Prevailing foreign exchange rates and forward currency foreign exchange rates may generally be obtained on a consistent basis at approximately 11:00 a.m. Eastern time, which approximates the close of the London Exchange. As available and as provided by an appropriate pricing service, translation of foreign security and currency market values will also occur with the use of foreign exchange rates obtained at the close of the NYSE, normally 4:00 p.m. Eastern time.

Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: (i) analysis and review of available financial and non-financial information about the company, (ii) comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value American Depositary Receipts securities at the close of U.S. exchanges; and (iii) evaluation of any other information that could be indicative of the value of the security.

A Fund may obtain valuations on the basis of prices provided by a pricing service approved by the Board. All other investment assets, including restricted and not readily marketable securities, are valued in good faith at fair value under procedures established by and under the general supervision and responsibility of the Board. Additional information on fair valuation is provided in the Fund’s prospectus under “Pricing of Fund Shares.”

In addition, whenever developments in one or more securities markets after the close of the principal markets for one or more portfolio securities and before the time as of which a Fund determines its NAV would, if such developments had been reflected in such principal markets, likely have more than a minimal effect on any of a Fund’s NAV, the Fund may fair value such portfolio securities based on available market information as of the time the Fund determines its NAV.

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NYSE Closings

The holidays (as observed) on which the NYSE is closed, and therefore days upon which shareholders cannot redeem shares, currently are: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively.

ADDITIONAL INFORMATION CONCERNING TAXES

General

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Fund and the purchase, ownership, and disposition of the Fund’s shares by U.S. persons who hold their shares as capital assets (generally, assets held for investment). This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. This discussion does not purport to be complete or to address all aspects of U.S. federal income taxation that may be relevant to investors in light of their particular circumstances. No ruling has been or is expected to be sought from the Internal Revenue Service (“IRS”) or opinion of tax counsel regarding any matter discussed herein. No assurance can be given that the IRS would not assert, or that a court would not sustain, a position different from any of the tax aspects set forth below. Prospective investors should consult their own tax advisers with regard to the U.S. federal tax consequences of the purchase, ownership, or disposition of shares of the Fund, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Each Fund has elected to qualify and intends to continue to qualify as a regulated investment company under Subchapter M of the Code. Accordingly, a Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (b) diversify its holdings so that, at the end of each quarter of the taxable year (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its total assets is invested in the securities of (I) any one issuer (other than U.S. government securities and the securities of other regulated investment companies), (II) any two or more issuers (other than regulated investment companies) that it controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses or (III) any one or more “qualified publicly traded partnerships.”

As a regulated investment company, the Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of such Fund’s investment company taxable income (which includes, among other items, dividends, interest, and the excess of any net short term capital gains over net long term capital losses) for the taxable year is distributed (or deemed distributed) in that taxable year. Any income or gains retained by the Fund will be subject to regular corporate-level income taxes. In addition, if the Fund were to fail to meet its annual distribution requirement or otherwise fail to qualify as a regulated investment company in any given year, that Fund would be subject to U.S. Federal income tax at regular corporate rates on all of its taxable income and gains in that year. There is no assurance that the Fund will make sufficient distributions to eliminate all taxes at the fund level in all periods.

A Fund will determine either to distribute or to retain for reinvestment all or part of any net long term capital gains. If any such gains are retained by any Fund, that Fund will be subject to tax on such retained amount. In that event, the Fund expects that it will designate the retained amount as undistributed capital gains in a notice to its shareholders, each of whom (1) will be required to include in income for tax purposes as long term capital gains, its

48

share of the undistributed amount, (2) will be entitled to credit its proportionate share of the tax paid by that Fund against its federal income tax liability and to claim refunds to the extent the credit exceeds such liability, and (3) will increase its basis in its shares of that Fund by an amount equal to the amount of undistributed capital gains included in such shareholder’s gross income net of such tax.

A distribution will be treated as paid during the calendar year if it is paid during the calendar year or declared by the Fund in October, November, or December of that year, payable to shareholders of record on a date during any such month and paid by the Fund during January of the following year. Any such distributions paid during January of the following year will be deemed to be received on December 31 of the year the distributions are declared, rather than when the distributions are received.

Under the Code, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year an amount equal to at least the sum of (1) 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) 98.2% of its capital gains in excess of its capital losses for the one year period generally ending on October 31 of the calendar year (unless an election is made by the Fund with a November or December year-end to use the Fund’s fiscal year) and (3) certain ordinary income and net capital gains for previous years that were not previously distributed. To avoid application of the excise tax, the Fund intends to make distributions in accordance with calendar year distribution requirements.

Gains or losses on the sale of securities by the Fund will be long term capital gains or losses if the securities have been held by the Fund for more than twelve months. Gains or losses on the sale of securities held for twelve months or less will be short term capital gains or losses.

Certain options, futures contracts, and options on futures contracts are “section 1256 contracts.” Any gains or losses on section 1256 contracts are generally considered 60% long term and 40% short term capital gains or losses (“60/40”). Also, section 1256 contracts held by the Fund at the end of each taxable year are “marked-to-market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as 60/40 gain or loss.

Hedging transactions undertaken by the Fund may result in “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Further, the Fund may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses, and/or accelerate the recognition of gains or losses from the affected straddle positions, and require the capitalization of interest expense, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long term capital gain, as described below, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

Distributions

Except as provided below, distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income. Properly designated distributions attributable to qualified dividends received by the Fund from certain U.S. and non-U.S. corporations are taxable to U.S. shareholders who are individuals at the reduced rate applicable to long term capital gains, provided that certain holding period and other requirements are met. Properly designated dividends paid by the Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received by the Fund from U.S. corporations, may, subject to limitations, be eligible for the dividends received deduction.

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Properly designated distributions of net capital gain (which consist of the excess of net long term capital gains over net short term capital losses) (“capital gain dividends”), if any, are taxable as long term capital gain, regardless of how long the shareholder has held its Fund shares, and are not eligible for the dividends received deduction. If the NAV of shares is reduced below a shareholder’s cost as a result of a distribution by the Fund, such distribution may be taxable even though it represents a partial return of invested capital in an economic sense. The price of shares purchased at any time may reflect the amount of a forthcoming distribution. Those purchasing shares just prior to a distribution will receive a distribution which will be taxable to them, even though the distribution represents in part a return of invested capital. Funds may make taxable distributions even during periods in which share price has declined.

Disposition of Shares

Upon a redemption, sale or exchange of shares, a shareholder will realize a taxable gain or loss depending upon the basis in the shares. Such gain or loss will be long term, if the shareholder’s holding period for the shares is more than twelve months. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of Fund dividends) within a sixty-one day period beginning thirty days before and ending thirty days after the date the shares are disposed of. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

Any loss realized by a shareholder on the redemption, sale, or exchange of Fund shares held by the shareholder for six months or less will be treated for tax purposes as a long term capital loss to the extent of any distributions of net capital gains (including amounts credited as an undistributed capital gain dividend) received by the shareholder with respect to such shares.

If a shareholder (i) incurs a sales load charge in acquiring shares in the Fund and, by reason of incurring such charge or acquiring the shares, acquires the right to acquire shares of one or more regulated investment companies without the payment of a load charge or with the payment of a reduced load charge (a “reinvestment right”), and (ii) disposes of Fund shares before the 91st day after the date on which the shares were acquired and subsequently acquires shares in the Fund or in another regulated investment company before January 31 of the calendar year following the year of such disposition whereby the otherwise applicable load charge is reduced by reason of the reinvestment right, then the original load charge will not be taken into account for the purposes of determining the shareholder’s gain or loss on the disposition (to the extent the original load charge does not exceed the reduction in the subsequent load charge) subject to certain exceptions. To the extent such charge is not taken into account in determining the amount of gain or loss, the charge will be treated as incurred in connection with the subsequently acquired shares and will have a corresponding effect on the shareholder’s basis in such shares.

Tax on Net Investment Income

Certain U.S. holders who are individuals, estates or trusts and whose income exceeds certain thresholds will be required to pay a 3.8% federal tax on all or a portion of their “net investment income,” which includes dividends received from the Fund and capital gains from the sale or other disposition of the Fund’s stock.

Backup Withholding

The Company generally will be required to withhold U.S. federal income tax on all taxable distributions payable to shareholders who fail to provide their correct taxpayer identification number, at the current rate of 24%, or Social Security number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability if proper documentation is properly and timely filed.

Other Taxes

Dividends, distributions and redemption proceeds may also be subject to additional state, local, and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above, including the likelihood that ordinary income dividends

50

distributed to them will be subject to withholding of U.S. tax at a rate of 30% (or a lower treaty rate, if applicable), or that distributions may be subject to withholding of U.S. tax at a rate of 30% in the case of certain non-U.S. entities that fail to satisfy applicable reporting and certification requirements regarding their owners and/or account holders. Under proposed Treasury regulations, which may be relied upon by taxpayers until final regulations are published, there is no FATCA withholdings on capital gains distributions and gross proceeds from a sale or disposition of fund shares (See FATCA, below).

If a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Foreign Withholding Taxes

Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the rate of foreign tax in advance since the amount of the Fund’s assets to be invested in various countries is not known. The Fund does not expect that it will be eligible to elect to pass through to their shareholders the ability to use the foreign tax deduction or foreign tax credit for foreign taxes paid by the Fund with respect to qualifying taxes.

The Foreign Account Tax Compliance Act (“FATCA”)

A 30% withholding tax on the Fund’s distributions generally applies if paid to a foreign entity unless: (i) if the foreign entity is a “foreign financial institution,” it undertakes certain due diligence, reporting, withholding and certification obligations, (ii) if the foreign entity is not a “foreign financial institution,” it identifies certain of its U.S. investors or (iii) the foreign entity is otherwise excepted under FATCA. If required under the rules above, and subject to any applicable intergovernmental agreements, withholding under FATCA applies generally with respect to distributions from the Fund. Under proposed Treasury regulations, which may be relied upon by taxpayers until final regulations are published, there is no FATCA withholdings on capital gains distributions and gross proceeds from a sale or disposition of Fund shares. If withholding is required under FATCA on a payment related to your shares, investors that otherwise would not be subject to withholding (or that otherwise would be entitled to a reduced rate of withholding) on such payment generally will be required to seek a refund or credit from the IRS to obtain the benefits of such exemption or reduction. The Fund will not pay any additional amounts in respect to amounts withheld under FATCA. You should consult your tax adviser regarding the effect of FATCA based on your individual circumstances.

Special Federal Income Tax Rules

Certain of the Fund’s investment practices are subject to special and complex federal income tax provisions that may, among other things, (i) disallow, suspend, or otherwise limit the allowance of certain losses or deductions, (ii) convert lower taxed long term capital gain or qualified dividend income into higher taxed short term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is limited), (iv) cause the Fund to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur and (vi) adversely alter the characterization of certain complex financial transactions. The Fund will monitor its transactions and may, but is not required to, make certain tax elections in order to mitigate the effect of these provisions.

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INVESTMENT PERFORMANCE INFORMATION

From time to time, a Fund may quote its performance in advertisements or in reports and other communications to shareholders, computed according to formulas prescribed by the SEC.

A Fund’s performance will vary from time to time depending upon market conditions, the composition of its portfolio, and its operating expenses. Consequently, any given performance quotation should not be considered representative of a Fund’s performance for any specified period in the future. In addition, when considering “average” total return figures for periods longer than one year, it is important to note that a Fund’s annual total returns for any one year in the period might have been greater or less than the average for the entire period. In addition, because the performance will fluctuate, it may not provide a basis for comparing an investment in a Fund with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing a Fund’s performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies’ portfolio securities.

In reports or other communications to shareholders or in advertising material, a Fund may compare its performance with that of other mutual funds as listed in the rankings prepared by Lipper Inc., Morningstar, Inc., or similar independent services that monitor the performance of mutual funds or other industry or financial publications. It is important to note that the total return figures are based on historical results and are not intended to indicate future performance. Shareholders may make inquiries regarding the Fund’s total return figures to the Distributor.

In its reports, investor communications or advertisements, a Fund may also include: (i) descriptions and updates concerning its strategies and portfolio investments; (ii) its goals, risk factors, and expenses compared with other mutual funds; (iii) analysis of its investments by industry, country, credit quality, and other characteristics; (iv) a discussion of the risk/return continuum relating to different investments; (v) the potential impact of adding foreign stocks to a domestic portfolio; (vi) the general biography or work experience of the portfolio manager of a Fund; (vii) portfolio manager commentary or market updates; (viii) discussion of macroeconomic factors affecting the Fund and its investments; and (ix) other information of interest to investors.

In connection with communicating its yield or total return to current or prospective shareholders, a Fund may also compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indexes which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

DESCRIPTION OF THE FUNDS’ SHARES

The shares of a Fund represent a beneficial interest in that Fund’s securities and other assets and in its profits or losses.

Each Fund currently offers a single class of shares. Each share of a Fund is entitled to equal dividend, liquidation and redemption rights. The governing instrument of the Company provides that, as determined by the Trustees, in their sole discretion, without the vote or consent of shareholders, (except as required by the 1940 Act) on any matter submitted to a vote of shareholders either (i) each whole share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional share shall be entitled to a proportionate fractional vote or (ii) each dollar of net asset value (number of shares owned times net asset value per share of the Company, if no series shall have been established, or of such series or class, as applicable) shall be entitled to one vote on any matter on which such shares are entitled to vote and each fractional dollar amount shall be entitled to a proportionate fractional vote. Without limiting the power of the Trustees in any way to designate otherwise in accordance with the preceding sentence, the Trustees have established as a default matter that each whole share is entitled to one vote as to any matter on which it is entitled to vote and each fractional share shall be entitled to a proportionate fractional vote. When issued and outstanding, shares are fully paid and non-assessable by the Company. Shares of a Fund will be voted together, subject to any exceptions set forth in the Company’s governing instrument. Shares have no preemptive rights and are freely transferable.

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The Funds do not hold annual meetings of shareholders; however, certain significant corporate matters, such as the approval of a new investment advisory agreement or a change in a fundamental investment policy, which require shareholder approval, will be presented to shareholders at a meeting called by the Board for such purpose.

There normally will be no meeting of the shareholders for the purpose of electing Trustees until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Each Trustee shall hold office for an indefinite term until the earliest of (i) the next meeting of shareholders if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the declination to serve, death, resignation, retirement, removal or incapacity of the Trustee. Any of the Trustees may be removed with or without cause by the affirmative vote of the shareholders of two thirds of the shares or with cause, by the action of two thirds of the remaining Trustees.

On certain matters such as the election of Trustees, all shares of all of the Funds vote together as a single class. On other matters affecting a particular Fund, the shares of that Fund vote together as a separate class, such as with respect to a change in a fundamental investment restriction of the Fund. In voting on an investment management agreement for a Fund, approval by the shareholders of that Fund is effective as to the Fund whether or not enough votes are received from the shareholders of any of the other Funds to approve the investment management agreement for the other Funds.

Information for Shareholders

All shareholder inquiries regarding administrative procedures including the purchase and redemption of shares should be directed to the Distributor, G.distributors, LLC, One Corporate Center, Rye, New York 10580-1422. For assistance, call 800- GABELLI (800-422-3554) or through the internet at www.gabelli.com.

The Company will send unaudited reports at least semiannually, and annual reports containing audited financial statements, to all of its shareholders.

FINANCIAL STATEMENTS

The Medial Mogul Fund and the Pet Parents’ Fund are recently organized and have had no operations as of the date of this SAI but each Fund will be a successor to a corresponding Predecessor Fund, as described in the prospectus dated March [   ], 2019. The financial statement for Medial Mogul’s Predecessor Fund for the fiscal year ended September 30, 2018 and the Pet Parents’ Predecessor Fund for the fiscal period from June 19, 2018 (commencement of operations) through September 30, 2018, including the Report of PwC, independent registered public accounting firm, are incorporated by reference to each Predecessor Fund’s Annual Report to Shareholders. The unaudited Financial Statements for Media Mogul’s Predecessor Fund for the six months ended March 31, 2018 are incorporated by reference to the Predecessor Fund’s Semiannual Report to Shareholders.

There are no Financial Statements for the Food of All Nations Fund and the RBI Fund because prior to the date of this SAI, these Funds have not commenced operations.

Each Fund’s Annual Report and Semiannual Report will be available upon request and without charge by calling 800-GABELLI (800-422-3554) or through the Internet at www.gabelli.com. PricewaterhouseCoopers LLP will provide audit services, tax return preparation and assistance, and other assurance services in connection with certain SEC filing.

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APPENDIX A

DESCRIPTION OF CORPORATE DEBT RATINGS

MOODY’S INVESTORS SERVICE, INC. (“Moody’s”)

Aaa:	Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa:	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A:	Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa:	Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba:	Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B:	Obligations rated B are considered speculative and are subject to very high credit risk.

Caa:	Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca:	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C:	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NR:	NR is assigned to an unrated issuer, obligation and/or program.

Should no rating be assigned, the reason may be one of the following:

1.	An application for rating was not received or accepted.

2.	The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

3.	There is a lack of essential data pertaining to the issue or issuer.

4.	The issue was privately placed, in which case the rating is not published in Moody’s publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note:	Moody’s appends numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.

STANDARD & POOR’S RATINGS SERVICES (“S&P”)

AAA	An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA	An obligation rated ‘AA’ differs from the highest rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A-1

A	An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB	An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, C	Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB	An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B	An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC	An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but S&P expects default to be a virtual certainty, regardless of the anticipated time to default.

C	An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D	An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

NR	This indicates that no rating has been requested or that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

Description of S&P and Moody’s commercial paper ratings:

The designation A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong. Capacity for timely payment on issues with an A-2 designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-2

The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody’s. Issuers of P-1 paper must have a superior ability to repay short-term debt obligations, and ordinarily will be evidenced by leading market positions in well-established industries, high rates of return of funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

A-3

PART C: OTHER INFORMATION

Item 28	Exhibits

(a)		Amended and Restated Declaration of Trust for Gabelli Innovations Trust (the “Registrant”), dated February 20, 2019 is filed herewith.

(b)		By-Laws of the Registrant, dated February 20, 2019 is filed herewith.

(c)		Instruments Defining Rights of Security Holders are incorporated by reference to Articles II, VI, and VII of the Registrant’s Amended and Restated Declaration of Trust filed as exhibit 28(a) herewith and to Articles I and V of Registrant’s By-Laws filed as exhibit 28(b) herewith.

(d)	(1)	Investment Advisory Agreement between the Registrant and Gabelli Funds, LLC, with respect to Gabelli Media Mogul Fund is filed herewith.

	(2)	Investment Advisory Agreement between the Registrant and Gabelli Funds, LLC, with respect to Gabelli Pet Parents’TM Fund is filed herewith.

	(3)	Investment Advisory Agreement between the Registrant and Gabelli Funds, LLC, with respect to Gabelli Food of All Nations Fund is filed herewith.

	(4)	Investment Advisory Agreement between the Registrant and Gabelli Funds, LLC, with respect to Gabelli RBI Fund is filed herewith.

	(5)	Operating Expenses Limitation Agreement between the Registrant and Gabelli Funds, LLC, with respect to Gabelli Media Mogul Fund is filed herewith.

	(6)	Operating Expenses Limitation Agreement between the Registrant and Gabelli Funds, LLC, with respect to Gabelli Pet Parents’TM Fund is filed herewith.

	(7)	Operating Expenses Limitation Agreement between the Registrant and Gabelli Funds, LLC, with respect to Gabelli Food of All Nations Fund is filed herewith.

	(8)	Operating Expenses Limitation Agreement between the Registrant and Gabelli Funds, LLC, with respect to Gabelli RBI Fund is filed herewith.

(e)		Distribution Agreement between the Registrant and G.distributors, LLC, dated February 20, 2019 is filed herewith.

(f)		Not Applicable.

(g)	(1)	Custody Agreement between GAMCO Investors, Inc. and The Bank of New York Mellon is filed herewith.

	(2)	Amendment to Appendix A of the Custody Agreement between GAMCO Investors, Inc. and The Bank of New York Mellon, dated March 11, 2019 is filed herewith.

(h)	(1)	Transfer Agency and Service Agreement between The Westwood Funds and State Street Bank and Trust Company is filed herewith.

	(2)	Amendment to Appendix A of the Transfer Agency and Service Agreement between The Westwood Funds and DST Asset Manager Solutions, dated March 11, 2019, is filed herewith.

(i)	(1)	Consent of Paul Hastings LLP, Fund Counsel, is filed herewith.

	(2)	Opinion of Richards, Layton & Finger, P.A., with respect to Gabelli Media Mogul Fund, Gabelli Pet Parents’TM Fund, Gabelli Food of All Nations Fund, and Gabelli RBI Fund is filed herewith.

(j)	(1)	Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, is filed herewith.

	(2)	Powers of Attorney for Mario J. Gabelli, Salvatore Salibello, Anthony S. Colavita, Kuni Nakumura, Michael Melarkey, and Frank Fahrenkopf, Jr., dated February 20, 2019 is filed herewith.

(k)		Not Applicable.

(l)		Initial Subscription Agreement between the Registrant and Gabelli Funds, LLC is filed herewith.

(m)		Not Applicable.

(n)	Not Applicable.

(o)	Not Applicable.

(p)	Revised Code of Ethics for the Registrant, Gabelli Funds, LLC, GAMCO Asset Management, Inc., G.research, LLC, G.distributors, LLC, Teton Advisors, Inc., Gabelli & Partners, LLC, Gabelli Fixed Income LLC, and Gabelli & Company Investment Advisers, Inc., dated February 20, 2019, is filed herewith.

Item 29.	Persons Controlled by or Under Common Control with Registrant

None.

Item 30.	Indemnification

To the extent consistent with Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the “1940 Act”), and pursuant to Article VIII of the Registrant’s Amended and Restated Declaration of Trust, Trustees, officers and employees of the Trust will be indemnified to the maximum extent permitted by Delaware law and the 1940 Act.

Reference is made to the provisions of Article VIII of the Registrant’s Amended and Restated Declaration of Trust filed as an exhibit herewith (as noted in Item 28(a) above).

Insofar as indemnification of liabilities arising under the Securities Act of 1933, as amended (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Registrant hereby undertakes that it will apply the indemnification provisions of its Amended and Restated Declaration of Trust, the Investment Advisory Agreements and the Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act, as amended.

Item 31.	Business and Other Connections of the Investment Adviser

Gabelli Funds, LLC (the “Adviser”) is a registered investment adviser providing investment management and administrative services to the Registrant. The Adviser also provides similar services to other mutual funds.

The information required by this Item 31 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of the Adviser during the past two fiscal years is incorporated by reference to Form ADV filed by the Adviser pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-37706).

Item 32.	Principal Underwriter

(a)	G.distributors, LLC. (“G.distributors”) currently acts as distributor for Gabelli 787 Fund, Inc., The Gabelli Asset Fund, Gabelli Capital Series Funds, Inc., Comstock Funds, Inc., The Gabelli Dividend Growth Fund, GAMCO Global Series Funds, Inc., Gabelli Gold Fund, Inc, The GAMCO Growth Fund, GAMCO International Growth Fund, Inc., Gabelli Investor Funds, Inc., The GAMCO Mathers Fund, The Gabelli Money Market Funds, The Gabelli ESG Fund, Inc., The Gabelli Utilities Fund, The Gabelli Value 25 Fund Inc., The TETON Westwood Funds, the KEELEY Funds, and Gabelli NextShares Trust.

(b)	The information required by this Item 32 with respect to each director, officer or partner of G.distributors is incorporated by reference to Schedule A of Form BD filed by G.distributors pursuant to the Securities Exchange Act of 1934, as amended (SEC File No. 8-68697).

(c)	Not Applicable.

Item 33.	Location of Accounts and Records

All accounts, books and other documents required by Section 31(a) of the 1940 Act, as amended, and Rules 31a-1 through 31a-3 thereunder are maintained at the following offices:

1.	Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

2.	BNY Mellon Investment Servicing (US) Inc.

One Boston Place

201 Washington Street

Boston, Massachusetts 02109

3.	BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

4.	State Street Bank and Trust Company

One Heritage Drive

North Quincy, Massachusetts 02171

5.	DST Asset Manager Solutions, Inc.

Two Heritage Drive

North Quincy, Massachusetts 02171

Item 34.	Management Services

Not Applicable.

Item 35.	Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Rye, and State of New York, on the 19th day of March, 2019.

Gabelli Innovations Trust

By:	/s/ Agnes Mullady
Name:	Agnes Mullady
Title:	President and Principal Executive Officer

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Mario J. Gabelli* Mario J. Gabelli	Chairman of the Board	March 19, 2019
/s/ Agnes Mullady Agnes Mullady	President (Principal Executive Officer)	March 19, 2019
/s/ John C. Ball John C. Ball	Treasurer (Principal Financial and Accounting Officer)	March 19, 2019

/s/ Andrea R. Mango Andrea R. Mango	Secretary	March 19, 2019
Salvatore M. Salibello* Salvatore M. Salibello	Trustee	March 19, 2019
Anthony S. Colavita* Anthony S. Colavita	Trustee	March 19, 2019
Kuni Nakamura* Kuni Nakamura	Trustee	March 19, 2019
Michael J. Melarkey* Michael J. Melarkey	Trustee	March 19, 2019
Frank J. Fahrenkopf, Jr.* Frank J. Fahrenkopf, Jr.	Trustee	March 19, 2019

*By:	/s/ Agnes Mullady
Agnes Mullady
Attorney-in-Fact

Exhibits

Exhibit No.	Description of Exhibit

28(a)	Amended and Restated Declaration of Trust for Gabelli Innovations Trust (the “Registrant”), dated February 20, 2019.

28(b)	By-Laws of the Registrant, dated February 20, 2019.

28(d)(1)	Investment Advisory Agreement between the Registrant and Gabelli Funds, LLC, with respect to Gabelli Media Mogul Fund.

28(d)(2)	Investment Advisory Agreement between the Registrant and Gabelli Funds, LLC, with respect to Gabelli Pet Parents’TM Fund.

28(d)(3)	Investment Advisory Agreement between the Registrant and Gabelli Funds, LLC, with respect to Gabelli Food of All Nations Fund.

28(d)(4)	Investment Advisory Agreement between the Registrant and Gabelli Funds, LLC, with respect to Gabelli RBI Fund.

28(d)(5)	Operating Expenses Limitation Agreement between the Registrant and Gabelli Funds, LLC, with respect to Gabelli Media Mogul Fund.

28(d)(6)	Operating Expenses Limitation Agreement between the Registrant and Gabelli Funds, LLC, with respect to Gabelli Pet Parents’TM Fund.

28(d)(7)	Operating Expenses Limitation Agreement between the Registrant and Gabelli Funds, LLC, with respect to Gabelli Food of All Nations Fund.

28(d)(8)	Operating Expenses Limitation Agreement between the Registrant and Gabelli Funds, LLC, with respect to Gabelli RBI Fund.

28(e)	Distribution Agreement between the Registrant and G.distributors, LLC, dated February 20, 2019.

28(g)(1)	Custody Agreement between GAMCO Investors, Inc. and The Bank of New York Mellon.

28(g)(2)	Amendment to Appendix A of the Custody Agreement between GAMCO Investors, Inc. and The Bank of New York Mellon, dated March 11, 2019.

28(h)(1)	Transfer Agency and Service Agreement between The Westwood Funds and State Street Bank and Trust Company.

28(h)(2)	Amendment to Appendix A of the Transfer Agency and Service Agreement between The Westwood Funds and DST Asset Manager Solutions, dated March 11, 2019.

28(i)(1)	Consent of Paul Hastings LLP, Fund Counsel.

28(i)(2)	Opinion of Richards, Layton & Finger, P.A., with respect to Gabelli Media Mogul Fund, Gabelli Pet Parents’TM Fund, Gabelli Food of All Nations Fund, and Gabelli RBI Fund.

28(j)(1)	Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm.

28(j)(2)	Powers of Attorney for Mario J. Gabelli, Salvatore Salibello, Anthony S. Colavita, Kuni Nakumura, Michael Melarkey, and Frank Fahrenkopf, Jr., dated February 20, 2019.

28(l)	Initial Subscription Agreement between the Registrant and Gabelli Funds, LLC.

28(p)	Revised Code of Ethics for the Registrant, Gabelli Funds, LLC, GAMCO Asset Management, Inc., G.research, LLC, G.distributors, LLC, Teton Advisors, Inc., Gabelli & Partners, LLC, Gabelli Fixed Income LLC, and Gabelli & Company Investment Advisers, Inc., dated February 20, 2019